GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 93.0%
Advertising – 1.4%
Clear Channel Worldwide Holdings, Inc.
$250,000	9.250%		02/15/24	$ 251,250
470,000	5.125	(a)	08/15/27	475,875
Lamar Media Corp.
300,000	5.750		02/01/26	312,375
250,000	3.750		02/15/28	252,500
261,000	4.000		02/15/30	272,745
Nielsen Finance LLC / Nielsen Finance Co.
72,000	5.000	(a)	04/15/22	72,450
250,000	5.625	(a)	10/01/28	267,500
Outfront Media Capital LLC / Outfront Media Capital Corp.
120,000	5.625		02/15/24	122,400
400,000	6.250	(a)	06/15/25	426,000

				2,453,095

Aerospace & Defense – 2.6%
Howmet Aerospace, Inc.
250,000	5.870		02/23/22	263,126
250,000	5.125		10/01/24	272,590
250,000	6.875		05/01/25	290,313
Signature Aviation US Holdings, Inc.(a)
350,000	4.000		03/01/28	352,187
TransDigm, Inc.
254,000	6.500		07/15/24	259,080
200,000	6.500		05/15/25	205,500
400,000	8.000	(a)	12/15/25	439,000
1,020,000	6.250	(a)	03/15/26	1,086,300
551,000	6.375		06/15/26	573,040
70,000	7.500		03/15/27	75,163
250,000	5.500		11/15/27	259,375
Wolverine Escrow LLC(a)
530,000	9.000		11/15/26	447,850

				4,523,524

Agriculture – 0.7%
JBS USA LUX SA / JBS USA Finance, Inc.
480,000	5.750	(a)	06/15/25	497,400
314,000	6.750	(a)	02/15/28	353,643

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Agriculture – (continued)
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.(a)
$320,000	6.500%		04/15/29	$ 368,000

				1,219,043

Banks – 0.1%
Freedom Mortgage Corp.
74,000	8.125	(a)	11/15/24	76,590
147,000	8.250	(a)	04/15/25	152,145

				228,735

Basic Industry – 0.6%
CF Industries, Inc.
170,000	3.450		06/01/23	177,862
100,000	5.150		03/15/34	121,500
Chemours Co. (The)(a)
200,000	5.750		11/15/28	204,000
Tronox, Inc.(a)
344,000	6.500		04/15/26	359,910
Valvoline, Inc.(a)
200,000	4.250		02/15/30	212,000

				1,075,272

Broadcasting – 3.6%
Diamond Sports Group LLC / Diamond Sports Finance Co.
260,000	5.375	(a)	08/15/26	202,800
1,000,000	6.625	(a)	08/15/27	578,750
Gray Television, Inc.(a)
250,000	7.000		05/15/27	276,562
iHeartCommunications, Inc.
220,000	8.375		05/01/27	234,300
750,000	4.750	(a)	01/15/28	757,500
Nexstar Broadcasting, Inc.(a)
560,000	5.625		07/15/27	597,800
Sinclair Television Group, Inc.(a)
250,000	5.500		03/01/30	251,562
Sirius XM Radio, Inc.
210,000	4.625	(a)	07/15/24	217,875
128,000	5.375	(a)	07/15/26	133,760
755,000	5.000	(a)	08/01/27	798,412
240,000	5.500	(a)	07/01/29	264,600
411,000	4.125	(a)	07/01/30	433,605

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Broadcasting – (continued)
TEGNA, Inc.
$200,000	4.625	%(a)	03/15/28	$ 205,750
300,000	5.000		09/15/29	316,875
Terrier Media Buyer, Inc.(a)
250,000	8.875		12/15/27	270,938
Univision Communications, Inc.
257,000	5.125	(a)	02/15/25	259,892
405,000	6.625	(a)	06/01/27	433,856

				6,234,837

Brokerage – 0.3%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(a)
500,000	4.250		02/01/27	465,000

Building Materials – 1.1%
AECOM
354,000	5.125		03/15/27	397,365
American Builders & Contractors Supply Co., Inc.
50,000	5.875	(a)	05/15/26	52,375
363,000	4.000	(a)	01/15/28	376,159
Beacon Roofing Supply, Inc.(a)
280,000	4.875		11/01/25	285,250
Builders FirstSource, Inc.(a)
530,000	6.750		06/01/27	575,050
Cornerstone Building Brands, Inc.(a)
210,000	8.000		04/15/26	221,025

				1,907,224

Capital Goods – 3.6%
Ball Corp.
250,000	5.000		03/15/22	261,875
205,000	4.000		11/15/23	218,581
351,000	5.250		07/01/25	404,966
121,000	4.875		03/15/26	137,184
250,000	2.875		08/15/30	247,709
Berry Global, Inc.(a)
200,000	5.625		07/15/27	214,250
Covanta Holding Corp.
125,000	5.875		07/01/25	130,391
101,000	6.000		01/01/27	107,217
Crown Americas LLC / Crown Americas Capital Corp V
245,000	4.250		09/30/26	267,050

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Crown Americas LLC / Crown Americas Capital Corp. IV
$200,000	4.500%		01/15/23	$ 211,750
Crown Americas LLC / Crown Americas Capital Corp. VI
210,000	4.750		02/01/26	218,400
Flex Acquisition Co., Inc.
130,000	6.875	(a)	01/15/25	132,925
157,000	7.875	(a)	07/15/26	166,027
Graham Packaging Co., Inc.(a)
130,000	7.125		08/15/28	140,237
Herc Holdings, Inc.(a)
490,000	5.500		07/15/27	518,787
LABL Escrow Issuer LLC
183,000	6.750	(a)	07/15/26	195,810
139,000	10.500	(a)	07/15/27	154,638
Mauser Packaging Solutions Holding Co.
304,000	5.500	(a)	04/15/24	309,320
275,000	7.250	(a)	04/15/25	277,406
Owens-Brockway Glass Container, Inc.(a)
200,000	5.875		08/15/23	216,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(a)
8,000	5.125		07/15/23	8,080
Sealed Air Corp.
260,000	4.875	(a)	12/01/22	273,975
130,000	5.125	(a)	12/01/24	142,838
230,000	5.500	(a)	09/15/25	258,750
60,000	6.875	(a)	07/15/33	79,500
Sensata Technologies BV
366,000	4.875	(a)	10/15/23	395,738
179,000	5.000	(a)	10/01/25	199,585
Sensata Technologies, Inc.(a)
450,000	3.750		02/15/31	457,875

				6,347,364

Communications – 8.3%
AMC Networks, Inc.
80,000	4.750		12/15/22	80,400
220,000	5.000		04/01/24	224,400
240,000	4.750		08/01/25	247,800
CCO Holdings LLC / CCO Holdings Capital Corp.
197,000	4.000	(a)	03/01/23	198,724

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
CCO Holdings LLC / CCO Holdings Capital Corp. – (continued)
$645,000	5.750	%(a)	02/15/26	$ 671,606
509,000	5.500	(a)	05/01/26	532,516
490,000	5.125	(a)	05/01/27	516,337
17,000	5.875	(a)	05/01/27	17,807
423,000	5.000	(a)	02/01/28	447,323
300,000	5.375	(a)	06/01/29	328,500
780,000	4.750	(a)	03/01/30	830,700
480,000	4.500	(a)	08/15/30	508,200
725,000	4.250	(a)	02/01/31	754,000
300,000	4.500	(a)	05/01/32	317,250
CSC Holdings LLC
90,000	5.875		09/15/22	96,187
678,000	5.250		06/01/24	737,325
550,000	5.500	(a)	04/15/27	581,625
200,000	5.375	(a)	02/01/28	213,250
200,000	7.500	(a)	04/01/28	224,000
640,000	6.500	(a)	02/01/29	718,400
680,000	5.750	(a)	01/15/30	739,500
200,000	4.625	(a)	12/01/30	205,500
425,000	3.375	(a)	02/15/31	415,969
DISH DBS Corp.
468,000	5.000		03/15/23	489,060
314,000	5.875		11/15/24	335,195
514,000	7.750		07/01/26	589,173
110,000	7.375		07/01/28	119,900
Lions Gate Capital Holdings LLC
83,000	6.375	(a)	02/01/24	85,905
142,000	5.875	(a)	11/01/24	142,710
Netflix, Inc.
250,000	5.500		02/15/22	263,125
440,000	4.375		11/15/26	488,400
467,000	4.875		04/15/28	537,050
562,000	5.875		11/15/28	680,020
227,000	6.375		05/15/29	285,453
200,000	5.375	(a)	11/15/29	239,250
250,000	4.875	(a)	06/15/30	290,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Radiate Holdco LLC / Radiate Finance, Inc.(a)
$250,000	6.500%		09/15/28	$ 266,875

				14,419,435

Consumer Cyclical – 17.8%
ADT Security Corp. (The)(a)
230,000	4.875		07/15/32	243,225
Allison Transmission, Inc.(a)
320,000	4.750		10/01/27	338,400
AMC Entertainment Holdings, Inc.
250,000	6.125		05/15/27	40,000
American Axle & Manufacturing, Inc.
250,000	6.875		07/01/28	266,875
APX Group, Inc.
277,000	7.875		12/01/22	278,385
200,000	6.750	(a)	02/15/27	216,500
Boyd Gaming Corp.
160,000	6.375		04/01/26	167,000
271,000	6.000		08/15/26	283,534
180,000	4.750		12/01/27	182,971
Brink’s Co. (The)(a)
284,000	5.500		07/15/25	304,590
Caesars Entertainment, Inc.
450,000	6.250	(a)	07/01/25	478,665
450,000	8.125	(a)	07/01/27	496,687
Caesars Resort Collection LLC / CRC Finco, Inc.
150,000	5.750	(a)	07/01/25	158,805
511,000	5.250	(a)	10/15/25	515,471
Cedar Fair LP
75,000	5.250		07/15/29	77,062
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp.
270,000	5.375		06/01/24	272,025
Churchill Downs, Inc.
250,000	5.500	(a)	04/01/27	264,375
22,000	4.750	(a)	01/15/28	23,265
Clarios Global LP / Clarios US Finance Co.
418,000	6.250	(a)	05/15/26	445,112
415,000	8.500	(a)	05/15/27	447,101
Dana Financing Luxembourg Sarl(a)
250,000	5.750		04/15/25	260,625

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Dana, Inc.
$300,000	5.625%		06/15/28	$ 324,750
Diamond Resorts International, Inc.(a)
104,000	7.750		09/01/23	105,092
ESH Hospitality, Inc.
367,000	5.250	(a)	05/01/25	376,175
250,000	4.625	(a)	10/01/27	255,000
Ford Motor Co.
180,000	8.500		04/21/23	201,943
280,000	9.000		04/22/25	340,001
105,000	4.346		12/08/26	109,870
600,000	6.625		10/01/28	693,662
500,000	7.450		07/16/31	628,051
Ford Motor Credit Co. LLC
700,000	3.087		01/09/23	703,669
380,000	5.584		03/18/24	408,951
300,000	5.125		06/16/25	324,919
200,000	4.134		08/04/25	207,960
200,000	4.542		08/01/26	210,947
400,000	4.271		01/09/27	415,964
200,000	3.815		11/02/27	203,205
450,000	5.113		05/03/29	489,911
Gap, Inc. (The)
200,000	8.625	(a)	05/15/25	222,480
200,000	8.875	(a)	05/15/27	233,392
Goodyear Tire & Rubber Co. (The)
300,000	5.125		11/15/23	301,875
Hanesbrands, Inc.
397,000	4.625	(a)	05/15/24	419,331
250,000	5.375	(a)	05/15/25	266,875
Hilton Domestic Operating Co., Inc.
274,000	4.250		09/01/24	278,110
400,000	5.125		05/01/26	416,500
510,000	4.875		01/15/30	551,437
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
217,000	4.625		04/01/25	222,968
155,000	4.875		04/01/27	162,750
Iron Mountain, Inc.
331,000	4.875	(a)	09/15/27	345,895

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Iron Mountain, Inc. – (continued)
$272,000	5.250	%(a)	03/15/28	$ 285,940
570,000	5.250	(a)	07/15/30	609,900
450,000	4.500	(a)	02/15/31	461,250
KAR Auction Services, Inc.(a)
175,000	5.125		06/01/25	181,125
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
270,000	5.250		06/01/26	282,150
L Brands, Inc.
300,000	6.625	(a)	10/01/30	329,526
300,000	6.875		11/01/35	328,566
Lennar Corp.
230,000	4.125		01/15/22	236,428
150,000	4.500		04/30/24	165,997
55,000	4.750		05/30/25	63,130
361,000	4.750		11/29/27	428,640
Liberty Interactive LLC
250,000	8.250		02/01/30	275,000
Marriott Ownership Resorts, Inc. / ILG LLC
340,000	6.500		09/15/26	359,975
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
405,000	4.625	(a)	06/15/25	428,288
250,000	5.750		02/01/27	280,000
MGM Resorts International
298,000	6.000		03/15/23	319,605
77,000	5.750		06/15/25	83,545
167,000	4.625		09/01/26	172,845
209,000	5.500		04/15/27	224,153
250,000	4.750		10/15/28	261,250
Navistar International Corp.(a)
326,000	6.625		11/01/25	342,300
NCL Corp Ltd.(a)
447,000	3.625		12/15/24	400,065
Penske Automotive Group, Inc.
20,000	5.500		05/15/26	20,800
PetSmart, Inc.
310,000	7.125	(a)	03/15/23	306,601
150,000	5.875	(a)	06/01/25	152,812

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
PetSmart, Inc. – (continued)
$165,000	8.875	%(a)	06/01/25	$ 166,238
Picasso Finance Sub, Inc.(a)
280,000	6.125		06/15/25	301,000
Prime Security Services Borrower LLC / Prime Finance, Inc.(a)
790,000	3.375		08/31/27	778,150
PulteGroup, Inc.
201,000	5.500		03/01/26	241,829
172,000	5.000		01/15/27	202,898
100,000	6.375		05/15/33	136,750
QVC, Inc.
250,000	4.375		03/15/23	262,586
100,000	4.450		02/15/25	104,807
150,000	4.750		02/15/27	156,629
RHP Hotel Properties LP / RHP Finance Corp.
30,000	5.000		04/15/23	30,150
130,000	4.750		10/15/27	130,000
Scientific Games International, Inc.
410,000	5.000	(a)	10/15/25	423,325
340,000	8.250	(a)	03/15/26	366,350
145,000	7.000	(a)	05/15/28	152,250
110,000	7.250	(a)	11/15/29	117,150
Staples, Inc.
547,000	7.500	(a)	04/15/26	556,573
150,000	10.750	(a)	04/15/27	142,500
Station Casinos LLC(a)
341,000	4.500		02/15/28	337,590
Taylor Morrison Communities, Inc.(a)
430,000	5.125		08/01/30	478,375
Tesla, Inc.(a)
352,000	5.300		08/15/25	367,840
Toll Brothers Finance Corp.
49,000	5.875		02/15/22	51,008
313,000	4.375		04/15/23	332,680
172,000	4.350		02/15/28	190,926
VICI Properties LP / VICI Note Co., Inc.
285,000	4.250	(a)	12/01/26	297,825
250,000	3.750	(a)	02/15/27	256,250
400,000	4.625	(a)	12/01/29	429,500

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
VICI Properties LP / VICI Note Co., Inc. – (continued)
$400,000	4.125	%(a)	08/15/30	$ 413,000
William Carter Co. (The)(a)
332,000	5.625		03/15/27	352,750
Wyndham Destinations, Inc.(a)
360,000	6.625		07/31/26	405,498
Wyndham Hotels & Resorts, Inc.(a)
200,000	4.375		08/15/28	205,250
Yum! Brands, Inc.
375,000	4.750	(a)	01/15/30	407,813
150,000	3.625		03/15/31	150,750

				31,128,487

Consumer Noncyclical – 3.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
250,000	3.500	(a)	02/15/23	256,563
659,000	5.750		03/15/25	681,241
380,000	4.625	(a)	01/15/27	399,950
428,000	4.875	(a)	02/15/30	470,265
Allied Universal Holdco LLC / Allied Universal Finance Corp.(a)
740,000	6.625		07/15/26	797,350
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(a)
273,000	5.750		03/01/25	278,460
Elanco Animal Health, Inc.
300,000	5.900		08/28/28	354,898
Fresh Market, Inc. (The)(a)
80,000	9.750		05/01/23	78,800
Hologic, Inc.
250,000	4.625	(a)	02/01/28	266,875
450,000	3.250	(a)	02/15/29	461,250
Jaguar Holding Co. II / PPD Development LP(a)
312,000	5.000		06/15/28	333,840
MEDNAX, Inc.(a)
230,000	6.250		01/15/27	247,250
Molina Healthcare, Inc.
250,000	5.375		11/15/22	264,063
250,000	4.375	(a)	06/15/28	263,750
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.(a)
170,000	9.750		12/01/26	187,850
Rite Aid Corp.
262,000	7.500	(a)	07/01/25	267,240

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Rite Aid Corp. – (continued)
$68,000	8.000	%(a)	11/15/26	$ 69,955
Teleflex, Inc.
546,000	4.625		11/15/27	584,220

				6,263,820

Consumer Products – 1.5%
Edgewell Personal Care Co.(a)
450,000	5.500		06/01/28	484,875
Energizer Holdings, Inc.
200,000	7.750	(a)	01/15/27	218,500
200,000	4.375	(a)	03/31/29	204,414
Mattel, Inc.
294,000	6.750	(a)	12/31/25	310,538
268,000	5.875	(a)	12/15/27	295,470
Newell Brands, Inc.
107,000	4.350		04/01/23	112,652
471,000	4.700		04/01/26	507,259
Spectrum Brands, Inc.
222,000	5.750		07/15/25	230,325
Tempur Sealy International, Inc.
205,000	5.625		10/15/23	209,100
100,000	5.500		06/15/26	104,750

				2,677,883

Distribution & Logistics – 0.6%
IAA, Inc.(a)
345,000	5.500		06/15/27	365,269
WESCO Distribution, Inc.
240,000	7.125	(a)	06/15/25	263,400
380,000	7.250	(a)	06/15/28	427,975

				1,056,644

Electric – 2.9%
Calpine Corp.
200,000	4.625	(a)	02/01/29	207,714
200,000	5.000	(a)	02/01/31	213,004
Clearway Energy Operating LLC
130,000	5.750		10/15/25	137,800
NextEra Energy Operating Partners LP
312,000	4.250	(a)	09/15/24	331,500
349,000	4.500	(a)	09/15/27	384,772

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
NRG Energy, Inc.
$120,000	7.250%		05/15/26	$ 127,500
271,000	6.625		01/15/27	286,921
521,000	5.250	(a)	06/15/29	571,798
PG&E Corp.
500,000	5.000		07/01/28	534,723
350,000	5.250		07/01/30	382,673
Talen Energy Supply LLC
368,000	10.500	(a)	01/15/26	294,400
330,000	7.250	(a)	05/15/27	348,150
TerraForm Power Operating LLC
8,000	4.250	(a)	01/31/23	8,300
330,000	4.750	(a)	01/15/30	360,525
Vistra Operations Co. LLC
250,000	5.500	(a)	09/01/26	262,500
250,000	5.625	(a)	02/15/27	265,937
250,000	5.000	(a)	07/31/27	265,000

				4,983,217

Energy – 8.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
225,000	5.750	(a)	03/01/27	207,000
227,000	5.750	(a)	01/15/28	204,300
Antero Resources Corp.
67,000	5.125		12/01/22	63,985
280,000	5.625		06/01/23	251,300
168,000	5.000		03/01/25	135,240
Apache Corp.
350,000	4.875		11/15/27	366,625
375,000	4.375		10/15/28	384,360
Archrock Partners LP / Archrock Partners Finance Corp.(a)
250,000	6.875		04/01/27	260,000
Buckeye Partners LP
200,000	3.950		12/01/26	197,030
140,000	4.125		12/01/27	131,840
180,000	4.500	(a)	03/01/28	180,450
Cheniere Energy Partners LP
250,000	5.250		10/01/25	257,187
590,000	5.625		10/01/26	618,763
500,000	4.500		10/01/29	521,875

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Cheniere Energy, Inc.(a)
$250,000	4.625%		10/15/28	$ 260,000
Comstock Resources, Inc.
85,000	7.500	(a)	05/15/25	85,000
160,000	9.750		08/15/26	169,600
209,000	9.750		08/15/26	221,540
Continental Resources, Inc.
71,000	4.500		04/15/23	72,952
300,000	3.800		06/01/24	305,250
350,000	4.375		01/15/28	350,000
CrownRock LP / CrownRock Finance, Inc.(a)
423,000	5.625		10/15/25	431,460
CVR Energy, Inc.(a)
207,000	5.750		02/15/28	174,915
DCP Midstream Operating LP
250,000	5.375		07/15/25	270,625
450,000	5.625		07/15/27	491,625
Endeavor Energy Resources LP / EER Finance, Inc.
349,000	5.500	(a)	01/30/26	360,342
350,000	5.750	(a)	01/30/28	374,500
EnLink Midstream Partners LP
320,000	4.850		07/15/26	295,464
EQM Midstream Partners LP
230,000	4.750		07/15/23	235,175
220,000	4.000		08/01/24	221,650
487,000	5.500		07/15/28	518,655
EQT Corp.
180,000	7.875		02/01/25	207,000
500,000	3.900		10/01/27	495,625
Hilcorp Energy I LP / Hilcorp Finance Co.
110,000	5.750	(a)	10/01/25	108,075
240,000	6.250	(a)	11/01/28	237,600
Laredo Petroleum, Inc.
300,000	10.125		01/15/28	203,250
Moss Creek Resources Holdings, Inc.
59,000	7.500	(a)	01/15/26	40,710
75,000	10.500	(a)	05/15/27	52,875
Murphy Oil Corp.
320,000	6.875		08/15/24	315,962

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Murphy Oil Corp. – (continued)
$170,000	5.750%		08/15/25	$ 159,217
PBF Holding Co. LLC / PBF Finance Corp.
95,000	7.250		06/15/25	56,050
200,000	6.000		02/15/28	106,000
Range Resources Corp.
113,000	5.000		03/15/23	110,740
100,000	4.875		05/15/25	92,750
170,000	9.250	(a)	02/01/26	176,800
SM Energy Co.
470,000	6.625		01/15/27	260,850
Sunoco LP / Sunoco Finance Corp.
120,000	5.500		02/15/26	124,350
390,000	6.000		04/15/27	415,350
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
300,000	5.875		04/15/26	318,000
250,000	5.375		02/01/27	263,750
250,000	5.500	(a)	03/01/30	273,125
750,000	4.875	(a)	02/01/31	797,813
Transocean, Inc.(a)
563,000	11.500		01/30/27	294,168
USA Compression Partners LP / USA Compression Finance Corp.
250,000	6.875		04/01/26	260,000
Weatherford International Ltd.(a)
405,000	11.000		12/01/24	284,513
Western Midstream Operating LP
630,000	4.650		07/01/26	650,475
250,000	5.050		02/01/30	268,125

				15,191,881

Financial Company – 4.5%
Ally Financial, Inc.
190,000	5.750		11/20/25	222,548
BCD Acquisition, Inc.(a)
270,000	9.625		09/15/23	279,113
HUB International Ltd.(a)
361,000	7.000		05/01/26	378,148
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
650,000	6.750		02/01/24	669,500
236,000	6.375		12/15/25	245,440

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – (continued)
Icahn Enterprises LP / Icahn Enterprises Finance Corp. – (continued)
$580,000	5.250%		05/15/27	$ 616,975
LPL Holdings, Inc.(a)
200,000	5.750		09/15/25	207,000
Nationstar Mortgage Holdings, Inc.
100,000	6.000	(a)	01/15/27	104,000
200,000	5.500	(a)	08/15/28	207,000
Navient Corp.
250,000	6.500		06/15/22	263,511
132,000	7.250		09/25/23	144,157
106,000	5.875		10/25/24	111,059
159,000	6.750		06/25/25	171,830
374,000	6.750		06/15/26	403,451
Navient Corp., MTN
160,000	6.125		03/25/24	169,982
350,000	5.625		08/01/33	325,901
NFP Corp.(a)
250,000	6.875		08/15/28	262,500
OneMain Finance Corp.
240,000	6.125		05/15/22	253,855
292,000	5.625		03/15/23	309,655
310,000	6.125		03/15/24	336,350
164,000	6.875		03/15/25	188,723
422,000	7.125		03/15/26	486,405
240,000	6.625		01/15/28	279,000
310,000	5.375		11/15/29	339,450
Quicken Loans LLC(a)
392,000	5.250		01/15/28	415,879
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.(a)
450,000	3.875		03/01/31	461,189

				7,852,621

Food and Beverage – 2.2%
Aramark Services, Inc.
90,000	5.000	(a)	04/01/25	92,812
374,000	6.375	(a)	05/01/25	400,180
370,000	5.000	(a)	02/01/28	390,350
B&G Foods, Inc.
225,000	5.250		09/15/27	236,250

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Herbalife Nutrition Ltd / HLF Financing, Inc.(a)
$10,000	7.875%		09/01/25	$ 11,000
HLF Financing Sarl LLC / Herbalife International, Inc.(a)
115,000	7.250		08/15/26	121,469
Lamb Weston Holdings, Inc.
300,000	4.625	(a)	11/01/24	313,875
383,000	4.875	(a)	11/01/26	400,235
Pilgrim’s Pride Corp.(a)
208,000	5.875		09/30/27	224,640
Post Holdings, Inc.
488,000	5.000	(a)	08/15/26	507,520
537,000	5.750	(a)	03/01/27	569,220
489,000	5.500	(a)	12/15/29	534,844

				3,802,395

Hardware – 2.0%
Avaya, Inc.(a)
250,000	6.125		09/15/28	264,375
CDW LLC / CDW Finance Corp.
413,000	5.500		12/01/24	459,462
CommScope Technologies LLC(a)
478,000	6.000		06/15/25	491,743
CommScope, Inc.
250,000	5.500	(a)	03/01/24	258,750
400,000	6.000	(a)	03/01/26	423,500
300,000	8.250	(a)	03/01/27	325,125
NCR Corp.
329,000	6.125	(a)	09/01/29	357,376
450,000	5.250	(a)	10/01/30	478,688
Qorvo, Inc.(a)
400,000	3.375		04/01/31	410,000

				3,469,019

Healthcare – 6.7%
Acadia Healthcare Co., Inc.
150,000	5.625		02/15/23	151,687
Charles River Laboratories International, Inc.(a)
200,000	4.250		05/01/28	211,750
CHS/Community Health Systems, Inc.
792,000	6.250		03/31/23	809,820
205,000	9.875	(a)	06/30/23	199,362
39,000	8.625	(a)	01/15/24	40,804

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
CHS/Community Health Systems, Inc. – (continued)
$600,000	8.125	%(a)	06/30/24	$ 561,000
467,000	8.000	(a)	03/15/26	492,685
90,000	8.000	(a)	12/15/27	93,713
DaVita, Inc.
490,000	4.625	(a)	06/01/30	518,175
250,000	3.750	(a)	02/15/31	248,750
Encompass Health Corp.
400,000	4.750		02/01/30	428,500
HCA, Inc.
409,000	5.375		02/01/25	458,591
320,000	5.875		02/15/26	369,200
335,000	5.375		09/01/26	381,900
460,000	5.625		09/01/28	541,650
420,000	5.875		02/01/29	502,950
710,000	3.500		09/01/30	736,625
IQVIA, Inc.(a)
400,000	5.000		05/15/27	423,500
Legacy LifePoint Health LLC(a)
321,000	4.375		02/15/27	325,815
Select Medical Corp.(a)
340,000	6.250		08/15/26	363,375
Service Corp. International
125,000	4.625		12/15/27	133,906
400,000	3.375		08/15/30	412,000
Tenet Healthcare Corp.
424,000	6.750		06/15/23	456,860
275,000	4.625		07/15/24	281,187
200,000	4.625	(a)	09/01/24	208,000
110,000	5.125		05/01/25	111,650
122,000	7.000		08/01/25	126,575
637,000	4.875	(a)	01/01/26	660,888
200,000	6.250	(a)	02/01/27	210,500
663,000	5.125	(a)	11/01/27	694,493
250,000	4.625	(a)	06/15/28	260,000
200,000	6.125	(a)	10/01/28	204,500

				11,620,411

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Household & Leisure – 0.0%
Prestige Brands, Inc.(a)
$50,000	6.375%		03/01/24	$ 51,500

Insurance – 0.4%
Acrisure LLC / Acrisure Finance, Inc.
213,000	8.125	(a)	02/15/24	224,715
345,000	7.000	(a)	11/15/25	357,075
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(a)
200,000	4.250		10/15/27	205,000

				786,790

Metals – 0.8%
Arconic Corp.(a)
200,000	6.125		02/15/28	218,000
Novelis Corp.
580,000	5.875	(a)	09/30/26	611,175
546,000	4.750	(a)	01/30/30	580,125

				1,409,300

Mining – 0.8%
Freeport-McMoRan, Inc.
50,000	3.875		03/15/23	52,313
452,000	4.550		11/14/24	495,505
300,000	4.375		08/01/28	322,500
300,000	4.625		08/01/30	333,375
170,000	5.400		11/14/34	211,650

				1,415,343

Natural Gas – 1.5%
AmeriGas Partners LP / AmeriGas Finance Corp.
502,000	5.500		05/20/25	554,710
145,000	5.750		05/20/27	164,575
Ferrellgas LP / Ferrellgas Finance Corp.
323,000	6.750		06/15/23	299,582
Hess Midstream Operations LP(a)
250,000	5.625		02/15/26	259,375
NuStar Logistics LP
83,000	6.000		06/01/26	87,980
271,000	5.625		04/28/27	281,840
PBF Logistics LP / PBF Logistics Finance Corp.
71,000	6.875		05/15/23	67,095
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
539,000	4.750	(a)	10/01/23	530,915

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Natural Gas – (continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. – (continued)
$70,000	5.500	%(a)	09/15/24	$ 69,825
320,000	5.500	(a)	01/15/28	309,600

				2,625,497

Pharmaceuticals – 2.9%
Bausch Health Americas, Inc.
252,000	9.250	(a)	04/01/26	280,614
677,000	8.500	(a)	01/31/27	748,263
Bausch Health Cos., Inc.
259,000	7.000	(a)	03/15/24	267,354
379,000	6.125	(a)	04/15/25	390,063
172,000	5.500	(a)	11/01/25	177,515
500,000	9.000	(a)	12/15/25	550,431
246,000	5.750	(a)	08/15/27	264,944
342,000	7.000	(a)	01/15/28	370,498
747,000	6.250	(a)	02/15/29	794,468
173,000	7.250	(a)	05/30/29	192,526
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
300,000	9.500	(a)	07/31/27	331,500
196,000	6.000	(a)	06/30/28	156,800
Par Pharmaceutical, Inc.(a)
436,000	7.500		04/01/27	471,970

				4,996,946

REITs and Real Estate – 1.1%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL(a)
250,000	5.750		05/15/26	227,738
Diversified Healthcare Trust
358,000	9.750		06/15/25	410,342
iStar, Inc.
150,000	4.750		10/01/24	150,372
Kennedy-Wilson, Inc.
363,000	5.875		04/01/24	367,991
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(a)
150,000	5.875		10/01/28	158,812
Realogy Group LLC / Realogy Co.-Issuer Corp.
150,000	4.875	(a)	06/01/23	153,375
150,000	9.375	(a)	04/01/27	164,625

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Starwood Property Trust, Inc.
$200,000	4.750%		03/15/25	$ 207,500

				1,840,755

Rental Equipment – 1.1%
United Rentals North America, Inc.
250,000	5.875		09/15/26	266,250
260,000	5.500		05/15/27	279,144
750,000	4.875		01/15/28	804,375
320,000	5.250		01/15/30	359,200
230,000	3.875		02/15/31	241,428

				1,950,397

Software – 2.5%
Banff Merger Sub, Inc.(a)
385,000	9.750		09/01/26	414,356
Black Knight InfoServ LLC(a)
250,000	3.625		09/01/28	254,375
Dun & Bradstreet Corp. (The)(a)
240,000	6.875		08/15/26	258,000
Gartner, Inc.(a)
373,000	4.500		07/01/28	394,447
MSCI, Inc.
445,000	4.750	(a)	08/01/26	463,913
530,000	4.000	(a)	11/15/29	569,750
NortonLifeLock, Inc.
250,000	3.950		06/15/22	256,250
Refinitiv US Holdings, Inc.
240,000	6.250	(a)	05/15/26	257,700
471,000	8.250	(a)	11/15/26	514,567
Solera LLC / Solera Finance, Inc.(a)
220,000	10.500		03/01/24	229,900
SS&C Technologies, Inc.(a)
650,000	5.500		09/30/27	697,938

				4,311,196

Technology – 2.3%
CDK Global, Inc.
84,000	4.875		06/01/27	88,410
230,000	5.250	(a)	05/15/29	252,425
Dell International LLC / EMC Corp.(a)
266,000	7.125		06/15/24	276,640

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Diebold Nixdorf, Inc.(a)
$150,000	9.375%		07/15/25	$ 165,750
Exela Intermediate LLC / Exela Finance, Inc.(a)
250,000	10.000		07/15/23	76,562
Match Group Holdings II LLC
150,000	4.625	(a)	06/01/28	159,000
350,000	4.125	(a)	08/01/30	367,937
Microchip Technology, Inc.(a)
529,000	4.250		09/01/25	556,153
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.(a)
230,000	6.750		06/01/25	236,900
Uber Technologies, Inc.
200,000	7.500	(a)	05/15/25	215,250
330,000	8.000	(a)	11/01/26	356,400
276,000	7.500	(a)	09/15/27	302,220
Verscend Escrow Corp.(a)
303,000	9.750		08/15/26	332,543
Xerox Corp.
180,000	4.375		03/15/23	189,287
Xerox Holdings Corp.(a)
400,000	5.500		08/15/28	416,000

				3,991,477

Transportation – 0.4%
XPO Logistics, Inc.
170,000	6.750	(a)	08/15/24	181,262
549,000	6.250	(a)	05/01/25	591,548

				772,810

Wireless – 4.3%
SBA Communications Corp.
200,000	4.875		09/01/24	205,250
496,000	3.875	(a)	02/15/27	513,360
Sprint Capital Corp.
495,000	6.875		11/15/28	641,025
470,000	8.750		03/15/32	724,387
Sprint Communications, Inc.
250,000	11.500		11/15/21	274,063
260,000	6.000		11/15/22	280,475
Sprint Corp.
130,000	7.250		09/15/21	135,525
687,000	7.875		09/15/23	795,202

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Sprint Corp. – (continued)
$345,000	7.125%		06/15/24	$ 402,356
388,000	7.625		02/15/25	466,570
412,000	7.625		03/01/26	513,631
T-Mobile USA, Inc.
290,000	4.000		04/15/22	301,238
123,000	6.000		03/01/23	123,307
80,000	6.000		04/15/24	81,300
545,000	5.125		04/15/25	561,350
15,000	6.500		01/15/26	15,600
115,000	5.375		04/15/27	123,625
740,000	4.750		02/01/28	793,650
ViaSat, Inc.
225,000	5.625	(a)	04/15/27	237,938
220,000	6.500	(a)	07/15/28	231,550

				7,421,402

Wirelines – 2.1%
CenturyLink, Inc.(a)
320,000	5.125		12/15/26	336,000
CenturyLink, Inc., Series G
275,000	6.875		01/15/28	318,312
CenturyLink, Inc., Series T
175,000	5.800		03/15/22	182,437
Frontier Communications Corp.(a)
100,000	5.875		10/15/27	105,750
Level 3 Financing, Inc.
210,000	5.375		01/15/24	211,838
200,000	5.250		03/15/26	207,500
500,000	4.250	(a)	07/01/28	517,500
200,000	3.625	(a)	01/15/29	201,000
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
260,000	7.125	(a)	12/15/24	255,450
250,000	7.875	(a)	02/15/25	265,938
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
22,000	8.250		10/15/23	22,110
Windstream Escrow LLC / Windstream Escrow Finance Corp.(a)
250,000	7.750		08/15/28	254,375
Zayo Group Holdings, Inc.
496,000	4.000	(a)	03/01/27	494,760

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wirelines – (continued)
Zayo Group Holdings, Inc. – (continued)
$293,000	6.125	%(a)	03/01/28	$ 309,481

				3,682,451

TOTAL CORPORATE OBLIGATIONS (Cost $156,690,283)				$ 162,175,771

Foreign Corporate Debt – 4.3%
Basic Industry – 0.8%
Methanex Corp. (Canada)
$350,000	5.250%		12/15/29	$ 367,889
NOVA Chemicals Corp. (Canada)
210,000	5.250	(a)	08/01/23	211,966
217,000	5.000	(a)	05/01/25	225,534
500,000	5.250	(a)	06/01/27	523,750

				1,329,139

Capital Goods – 0.2%
GFL Environmental, Inc.(a) (Canada)
250,000	3.750		08/01/25	256,250

Communications – 0.3%
Videotron Ltd.(a) (Canada)
550,000	5.125		04/15/27	586,438

Consumer Cyclical – 1.3%
1011778 BC ULC / New Red Finance, Inc. (Canada)
144,000	4.250	(a)	05/15/24	147,420
249,000	3.875	(a)	01/15/28	257,404
350,000	4.375	(a)	01/15/28	361,812
200,000	3.500	(a)	02/15/29	201,000
350,000	4.000	(a)	10/15/30	351,750
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.(a) (Canada)
300,000	6.250		09/15/27	318,572
Garda World Security Corp. (Canada)
150,000	4.625	(a)	02/15/27	150,000
155,000	9.500	(a)	11/01/27	173,689
Mattamy Group Corp. (Canada)
190,000	5.250	(a)	12/15/27	201,216
60,000	4.625	(a)	03/01/30	63,450

				2,226,313

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – 0.3%
MEG Energy Corp. (Canada)
$297,000	6.500	%(a)	01/15/25	$ 302,940
250,000	7.125	(a)	02/01/27	247,500
Seven Generations Energy Ltd.(a) (Canada)
50,000	5.375		09/30/25	51,126

				601,566

Food – 0.1%
NBM US Holdings, Inc.(a) (Brazil)
200,000	7.000		05/14/26	219,000

Mining – 0.7%
First Quantum Minerals Ltd. (Zambia)
200,000	7.250	(a)	04/01/23	205,250
361,000	6.500	(a)	03/01/24	367,317
450,000	7.500	(a)	04/01/25	469,125
250,000	6.875	(a)	03/01/26	258,750

				1,300,442

Natural Gas – 0.1%
Parkland Corp.(a) (Canada)
100,000	5.875		07/15/27	107,443

Software – 0.5%
Open Text Corp.(a) (Canada)
420,000	5.875		06/01/26	439,950
Open Text Holdings, Inc.(a) (Canada)
400,000	4.125		02/15/30	421,500

				861,450

TOTAL FOREIGN CORPORATE DEBT (Cost $7,189,892)				$ 7,488,041

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Dividend Rate	Value

Investment Company – 1.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$2,021,606	0.016%	$ 2,021,606
(Cost $2,021,606)

TOTAL INVESTMENTS – 98.5% (Cost $165,901,781)		$ 171,685,418

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		2,771,617

NET ASSETS – 100.0%		$ 174,457,035

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Inflation Indexed Bonds – 99.7%
U.S. Treasury Inflation Indexed Bonds
$1,187,929	0.125%	01/15/22	$ 1,204,693
1,908,256	0.125	04/15/22	1,938,911
613,452	0.125	07/15/22	628,795
544,887	0.625	04/15/23	569,202
3,936,909	0.375	07/15/23	4,132,484
2,132,836	0.625	01/15/24	2,265,484
278,640	0.500	04/15/24	295,570
1,818,963	0.125	10/15/24	1,927,382
3,941,754	0.250	01/15/25	4,201,038
1,886,706	0.375	07/15/25	2,045,589
1,836,499	0.375	07/15/27	2,038,662
3,257,372	0.500	01/15/28	3,647,223
1,617,564	0.750	07/15/28	1,858,725
170,994	3.875	04/15/29	244,250
743,822	0.250	07/15/29	830,064
1,813,888	0.125	01/15/30	2,000,148
447,243	3.375	04/15/32	674,088
42,148	2.125	02/15/40	65,027
2,609,008	0.750	02/15/42	3,306,707
1,234,585	0.875	02/15/47	1,654,436
819,060	1.000	02/15/48	1,137,617
141,706	1.000	02/15/49	199,095

TOTAL INVESTMENTS – 99.7% (Cost $35,904,902)			$36,865,190

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			93,865

NET ASSETS – 100.0%			$36,959,055

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 79.0%
Aerospace & Defense – 1.7%
Boeing Co. (The)
$75,000	4.875%		05/01/25	$ 83,729
L3Harris Technologies, Inc.
55,000	3.850		06/15/23	59,406
Northrop Grumman Corp.
65,000	2.930		01/15/25	70,642
Precision Castparts Corp.
55,000	3.250		06/15/25	60,841
Raytheon Technologies Corp.(a)
205,000	2.800		03/15/22	210,994

				485,612

Banks – 19.3%
American Express Co.
200,000	3.400		02/27/23	212,839
55,000	3.700		08/03/23	59,739
Bank of America Corp.
200,000	5.700		01/24/22	212,424
(3M USD LIBOR + 0.780%)
210,000	3.550	(b)	03/05/24	224,107
Bank of America Corp., MTN
75,000	4.000		01/22/25	83,862
(SOFR + 1.150%)
170,000	1.319	(b)	06/19/26	172,170
Bank of New York Mellon Corp. (The), MTN
(3M USD LIBOR + 0.634%)
260,000	2.661	(b)	05/16/23	268,608
120,000	1.600		04/24/25	125,062
Capital One Financial Corp.
50,000	3.300		10/30/24	54,604
100,000	3.200		02/05/25	108,775
Charles Schwab Corp. (The)
50,000	3.850		05/21/25	56,584
Citigroup, Inc.
260,000	2.900		12/08/21	266,253
(SOFR + 1.667%)
300,000	1.678	(b)	05/15/24	307,361
(SOFR + 2.750%)
150,000	3.106	(b)	04/08/26	162,717

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Fifth Third Bancorp
$50,000	3.650%		01/25/24	$ 54,399
Huntington Bancshares, Inc.
170,000	4.000		05/15/25	193,396
JPMorgan Chase & Co.
(SOFR + 1.455%)
550,000	1.514	(b)	06/01/24	563,510
(SOFR + 1.585%)
150,000	2.005	(b)	03/13/26	157,003
(SOFR + 1.850%)
100,000	2.083	(b)	04/22/26	104,856
Morgan Stanley
70,000	2.750		05/19/22	72,386
(3M USD LIBOR + 0.847%)
340,000	3.737	(b)	04/24/24	365,041
(SOFR + 1.990%)
150,000	2.188	(b)	04/28/26	158,480
Morgan Stanley, GMTN
70,000	3.125		01/23/23	73,972
PNC Financial Services Group, Inc. (The)
75,000	3.900		04/29/24	82,548
70,000	2.200		11/01/24	74,008
Regions Financial Corp.
90,000	2.250		05/18/25	95,215
Santander Holdings USA, Inc.
70,000	4.450		12/03/21	72,543
210,000	3.400		01/18/23	220,612
State Street Corp.
(SOFR + 2.690%)
80,000	2.825	(b)	03/30/23	82,645
(SOFR + 2.600%)
80,000	2.901	(b)	03/30/26	86,889
Synchrony Financial
25,000	4.250		08/15/24	27,514
Truist Bank(b)
(3M USD LIBOR + 0.735%)
120,000	3.689		08/02/24	130,449
Truist Financial Corp., MTN
150,000	2.850		10/26/24	162,547
US Bank NA
250,000	1.950		01/09/23	258,380

				5,351,498

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Basic Industry – 1.7%
Celanese US Holdings LLC
$45,000	4.625%	11/15/22	$ 48,454
LYB International Finance BV
200,000	4.000	07/15/23	217,284
Packaging Corp. of America
80,000	4.500	11/01/23	88,296
Sherwin-Williams Co. (The)
130,000	2.750	06/01/22	133,941

			487,975

Broadcasting – 0.8%
Fox Corp.
195,000	4.030	01/25/24	215,210

Brokerage – 1.1%
Ameriprise Financial, Inc.
50,000	3.000	03/22/22	51,747
BlackRock, Inc.
50,000	3.500	03/18/24	55,103
Intercontinental Exchange, Inc.
50,000	3.450	09/21/23	54,121
Jefferies Financial Group, Inc.
30,000	5.500	10/18/23	33,052
TD Ameritrade Holding Corp.
100,000	2.950	04/01/22	103,153

			297,176

Building Materials – 0.5%
Fortune Brands Home & Security, Inc.
80,000	4.000	09/21/23	87,262
Stanley Black & Decker, Inc.
60,000	3.400	12/01/21	61,364

			148,626

Capital Goods – 3.1%
Carrier Global Corp.(a)
35,000	2.242	02/15/25	36,700
Caterpillar Financial Services Corp., MTN
120,000	2.150	11/08/24	127,164
Caterpillar, Inc.
50,000	2.600	06/26/22	51,514

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Deere & Co.
$50,000	2.750%	04/15/25	$ 54,419
General Electric Co., GMTN
55,000	3.150	09/07/22	57,511
John Deere Capital Corp., MTN
110,000	2.800	03/06/23	116,192
Parker-Hannifin Corp.
180,000	2.700	06/14/24	193,202
Republic Services, Inc.
200,000	2.500	08/15/24	212,903

			849,605

Communications – 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
95,000	4.464	07/23/22	100,466
Comcast Corp.
130,000	3.700	04/15/24	143,184
Walt Disney Co. (The)
110,000	1.750	08/30/24	113,997

			357,647

Consumer Cyclical – 7.5%
Booking Holdings, Inc.
50,000	4.100	04/13/25	56,467
Dollar Tree, Inc.
195,000	3.700	05/15/23	208,932
DR Horton, Inc.
55,000	4.750	02/15/23	59,362
eBay, Inc.
40,000	3.450	08/01/24	43,660
General Motors Co.
50,000	6.125	10/01/25	60,316
General Motors Financial Co., Inc.
250,000	5.200	03/20/23	274,170
50,000	5.100	01/17/24	55,667
Global Payments, Inc.
50,000	4.000	06/01/23	54,072
Las Vegas Sands Corp.
50,000	3.200	08/08/24	52,156
Marriott International, Inc., Series EE
25,000	5.750	05/01/25	28,977

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
NIKE, Inc.
$110,000	2.400%	03/27/25	$ 118,177
PACCAR Financial Corp., MTN
70,000	1.900	02/07/23	72,323
Ross Stores, Inc.
40,000	4.600	04/15/25	46,219
Target Corp.
110,000	3.500	07/01/24	122,143
TJX Cos., Inc. (The)
140,000	3.500	04/15/25	155,917
Toyota Motor Credit Corp., MTN
150,000	1.800	02/13/25	156,779
VF Corp.
190,000	2.400	04/23/25	202,338
Walmart, Inc.
105,000	2.850	07/08/24	113,593
Western Union Co. (The)
180,000	3.600	03/15/22	186,508

			2,067,776

Consumer Noncyclical – 7.0%
AbbVie, Inc.
340,000	2.300	11/21/22	352,670
100,000	2.600	11/21/24	107,025
125,000	3.600	05/14/25	138,922
Agilent Technologies, Inc.
40,000	3.200	10/01/22	41,732
Altria Group, Inc.
70,000	4.000	01/31/24	76,989
Amgen, Inc.
190,000	1.900	02/21/25	199,421
Becton Dickinson and Co.
100,000	3.363	06/06/24	108,049
Boston Scientific Corp.
60,000	3.375	05/15/22	62,610
Gilead Sciences, Inc.
80,000	3.700	04/01/24	87,168
Kroger Co. (The)
40,000	3.400	04/15/22	41,340
Laboratory Corp of America Holdings
100,000	3.600	02/01/25	110,517

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Philip Morris International, Inc.
$90,000	2.625%	02/18/22	$ 92,386
90,000	2.875	05/01/24	96,804
Thermo Fisher Scientific, Inc.
60,000	4.133	03/25/25	68,232
Viatris, Inc.(a)
60,000	1.125	06/22/22	60,526
Walgreens Boots Alliance, Inc.
210,000	3.800	11/18/24	232,539
Zimmer Biomet Holdings, Inc.
50,000	3.550	04/01/25	55,058

			1,931,988

Electric – 5.0%
Avangrid, Inc.
50,000	3.150	12/01/24	54,508
Berkshire Hathaway Energy Co.(a)
230,000	4.050	04/15/25	262,593
CenterPoint Energy, Inc.
60,000	3.600	11/01/21	61,806
Dominion Energy, Inc.
85,000	2.715	08/15/21	86,259
40,000	3.071	08/15/24	43,307
DTE Energy Co., Series D
70,000	3.700	08/01/23	75,720
Duke Energy Carolinas LLC
110,000	2.500	03/15/23	115,136
Edison International
65,000	2.950	03/15/23	67,110
Georgia Power Co., Series A
40,000	2.100	07/30/23	41,787
ITC Holdings Corp.
60,000	2.700	11/15/22	62,456
National Rural Utilities Cooperative Finance Corp.
65,000	2.700	02/15/23	67,965
NextEra Energy Capital Holdings, Inc.
75,000	2.750	05/01/25	81,305
Public Service Co. of Colorado
65,000	2.250	09/15/22	66,674
Sempra Energy
80,000	2.900	02/01/23	83,887

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Southern California Edison Co., Series C
$40,000	3.500%	10/01/23	$ 42,980
Southern Co. (The)
165,000	2.950	07/01/23	174,906

			1,388,399

Energy – 6.3%
BP Capital Markets America, Inc.
60,000	2.520	09/19/22	62,192
120,000	2.750	05/10/23	126,636
Chevron Corp.
100,000	1.554	05/11/25	103,874
Energy Transfer Operating LP
50,000	4.050	03/15/25	53,507
Enterprise Products Operating LLC
190,000	3.500	02/01/22	196,955
50,000	3.750	02/15/25	55,777
Exxon Mobil Corp.
200,000	1.571	04/15/23	205,655
Kinder Morgan Energy Partners LP
225,000	4.150	02/01/24	245,365
Kinder Morgan, Inc.
50,000	4.300	06/01/25	56,843
Marathon Oil Corp.
21,000	2.800	11/01/22	21,621
Marathon Petroleum Corp.
60,000	4.700	05/01/25	67,950
MPLX LP
75,000	4.875	12/01/24	85,041
Sabine Pass Liquefaction LLC
140,000	5.625	04/15/23	153,650
Spectra Energy Partners LP
180,000	4.750	03/15/24	200,312
Valero Energy Corp.
55,000	2.700	04/15/23	57,136
Williams Cos., Inc. (The)
50,000	4.000	09/15/25	55,769

			1,748,283

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – 2.1%
Air Lease Corp.
$285,000	3.500%	01/15/22	$ 292,824
Ally Financial, Inc.
230,000	3.050	06/05/23	242,360
Franklin Resources, Inc.
45,000	2.800	09/15/22	46,867

			582,051

Food and Beverage – 2.9%
Campbell Soup Co.
55,000	2.500	08/02/22	56,828
Coca-Cola Co. (The)
75,000	2.875	10/27/25	83,289
Constellation Brands, Inc.
55,000	4.250	05/01/23	59,822
General Mills, Inc.
100,000	4.000	04/17/25	113,197
Keurig Dr Pepper, Inc.
65,000	3.200	11/15/21	66,283
Kraft Heinz Foods Co.
40,000	4.000	06/15/23	42,868
Molson Coors Beverage Co.
50,000	3.500	05/01/22	52,030
PepsiCo, Inc.
100,000	2.250	05/02/22	102,601
Tyson Foods, Inc.
200,000	3.950	08/15/24	222,778

			799,696

Hardware – 0.7%
Micron Technology, Inc.
195,000	2.497	04/24/23	203,485

Healthcare – 2.1%
Anthem, Inc.
100,000	2.950	12/01/22	104,858
CVS Health Corp.
48,000	3.700	03/09/23	51,305
53,000	4.100	03/25/25	60,015
50,000	3.875	07/20/25	56,456
HCA, Inc.
100,000	5.000	03/15/24	112,500
MPT Operating Partnership LP / MPT Finance Corp.
50,000	6.375	03/01/24	51,564
UnitedHealth Group, Inc.
140,000	2.875	03/15/22	143,768

			580,466

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 2.0%
American International Group, Inc.
$50,000	4.125%	02/15/24	$ 55,671
CNA Financial Corp.
40,000	3.950	05/15/24	44,150
Equitable Holdings, Inc.
40,000	3.900	04/20/23	43,088
Marsh & McLennan Cos., Inc.
190,000	4.050	10/15/23	208,231
MetLife, Inc., Series D
120,000	4.368	09/15/23	132,853
Prudential Financial, Inc.(b)
(3M USD LIBOR + 3.920%)
30,000	5.625	06/15/43	32,403
Voya Financial, Inc.
40,000	3.125	07/15/24	43,306

			559,702

Metals – 0.1%
Nucor Corp.
20,000	4.000	08/01/23	21,639

REITs and Real Estate – 3.2%
Alexandria Real Estate Equities, Inc.
70,000	4.000	01/15/24	76,863
AvalonBay Communities, Inc., GMTN
60,000	2.950	09/15/22	62,355
Boston Properties LP
190,000	3.125	09/01/23	201,935
Brixmor Operating Partnership LP
35,000	3.250	09/15/23	36,753
Digital Realty Trust LP
50,000	2.750	02/01/23	52,312
Essex Portfolio LP
40,000	3.875	05/01/24	43,875
GLP Capital LP / GLP Financing II, Inc.
20,000	5.250	06/01/25	22,173
Healthpeak Properties, Inc.
60,000	4.000	06/01/25	67,913

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Omega Healthcare Investors, Inc.
$50,000	4.375%	08/01/23	$ 53,953
Realty Income Corp.
50,000	4.650	08/01/23	55,105
Simon Property Group LP
200,000	2.000	09/13/24	207,458

			880,695

Software – 0.7%
Oracle Corp.
180,000	2.500	05/15/22	185,048

Technology – 6.7%
Analog Devices, Inc.
60,000	3.125	12/05/23	64,549
Apple, Inc.
250,000	1.125	05/11/25	255,783
Broadcom, Inc.
50,000	4.700	04/15/25	57,266
Dell International LLC / EMC Corp.(a)
70,000	5.450	06/15/23	77,367
DXC Technology Co.
190,000	4.000	04/15/23	202,374
HP, Inc.
60,000	2.200	06/17/25	63,497
Intel Corp.
300,000	3.400	03/25/25	333,678
International Business Machines Corp.
125,000	1.875	08/01/22	128,312
120,000	3.375	08/01/23	129,457
Juniper Networks, Inc.
30,000	4.500	03/15/24	33,395
Microsoft Corp.
120,000	2.125	11/15/22	124,493
PayPal Holdings, Inc.
90,000	2.400	10/01/24	95,798
QUALCOMM, Inc.
80,000	2.900	05/20/24	85,974
80,000	3.450	05/20/25	89,245
Seagate HDD Cayman
45,000	4.750	06/01/23	48,881
Verisk Analytics, Inc.
55,000	4.125	09/12/22	58,317

			1,848,386

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – 1.0%
FedEx Corp.
$195,000	3.800%	05/15/25	$ 220,336
Ryder System, Inc., MTN
65,000	3.400	03/01/23	68,860

			289,196

Wireless – 2.2%
American Tower Corp.
220,000	5.000	02/15/24	249,063
AT&T, Inc.
50,000	3.400	05/15/25	55,768
Crown Castle International Corp.
195,000	3.200	09/01/24	211,225
Verizon Communications, Inc.
75,000	5.150	09/15/23	84,682

			600,738

TOTAL CORPORATE OBLIGATIONS (Cost $21,762,970)			$21,880,897

Foreign Corporate Debt – 20.0%
Banks – 14.1%
Bank of Montreal(b) (Canada)
(5 Year USD Swap + 1.280%)
$35,000	4.338%	10/05/28	$ 37,887
Bank of Montreal, Series E (Canada)
60,000	3.300	02/05/24	64,948
Bank of Nova Scotia (The) (Canada)
210,000	2.000	11/15/22	216,788
Barclays PLC(b) (United Kingdom)
(3M USD LIBOR + 1.356%)
240,000	4.338	05/16/24	259,080
Canadian Imperial Bank of Commerce(b) (Canada)
(3M USD LIBOR + 0.785%)
205,000	2.606	07/22/23	212,226
Cooperatieve Rabobank UA, MTN (Netherlands)
250,000	3.375	05/21/25	281,284
Credit Suisse AG (Switzerland)
260,000	2.950	04/09/25	283,896

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Deutsche Bank AG(b) (Germany)
(SOFR + 2.581%)
$150,000	3.961%	11/26/25	$ 162,520
HSBC Holdings PLC(b) (United Kingdom)
(3M USD LIBOR + 1.055%)
500,000	3.262	03/13/23	517,505
Lloyds Banking Group PLC(b) (United Kingdom)
(US 1 Year CMT T-Note + 1.100%)
250,000	1.326	06/15/23	252,563
Mitsubishi UFJ Financial Group, Inc. (Japan)
250,000	2.801	07/18/24	267,413
Natwest Group PLC (United Kingdom)
105,000	6.125	12/15/22	115,270
280,000	6.000	12/19/23	317,613
Royal Bank of Canada, GMTN (Canada)
120,000	1.950	01/17/23	124,091
Royal Bank of Canada, MTN (Canada)
210,000	1.150	06/10/25	213,659
Sumitomo Mitsui Financial Group, Inc. (Japan)
250,000	1.474	07/08/25	255,344
Toronto-Dominion Bank (The), GMTN (Canada)
90,000	3.250	03/11/24	97,674
Toronto-Dominion Bank (The), MTN (Canada)
110,000	1.900	12/01/22	113,505
Westpac Banking Corp. (Australia)
100,000	2.800	01/11/22	102,999

			3,896,265

Basic Industry – 0.2%
Airgas, Inc. (France)
50,000	3.650	07/15/24	55,345

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
25,000	4.000	04/01/24	27,446

Communications – 0.1%
WPP Finance 2010 (United Kingdom)
20,000	3.625	09/07/22	21,018

Consumer Cyclical – 0.5%
Toyota Motor Corp. (Japan)
125,000	3.419	07/20/23	134,777

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Noncyclical – 1.6%
BAT Capital Corp. (United Kingdom)
$215,000	3.222%	08/15/24	$ 232,161
GlaxoSmithKline Capital PLC (United Kingdom)
100,000	3.000	06/01/24	108,035
Reynolds American, Inc. (United Kingdom)
90,000	4.450	06/12/25	102,598

			442,794

Consumer Products – 0.5%
Unilever Capital Corp. (United Kingdom)
140,000	2.200	05/05/22	143,712

Energy – 0.8%
Total Capital International SA (France)
90,000	2.875	02/17/22	92,734
TransCanada PipeLines Ltd. (Canada)
120,000	2.500	08/01/22	124,149

			216,883

Financial Company – 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
150,000	6.500	07/15/25	173,499
ORIX Corp. (Japan)
50,000	2.900	07/18/22	51,776

			225,275

Food and Beverage – 0.5%
Anheuser-Busch InBev Finance, Inc. (Belgium)
75,000	3.300	02/01/23	79,309
Diageo Investment Corp. (United Kingdom)
60,000	8.000	09/15/22	67,978

			147,287

Metals – 0.1%
ArcelorMittal (Luxembourg)
25,000	3.600	07/16/24	26,618

Technology – 0.1%
NXP BV / NXP Funding LLC(a) (Netherlands)
30,000	4.875	03/01/24	33,765

Transportation – 0.4%
Canadian Pacific Railway Co. (Canada)
100,000	2.900	02/01/25	108,130

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Wireless – 0.2%
Vodafone Group PLC (United Kingdom)
$60,000	4.125%	05/30/25	$ 68,579

TOTAL FOREIGN CORPORATE DEBT (Cost $5,505,444)			$ 5,547,894

Principal Amount	Dividend Rate		Value

Investment Company – 0.0%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$1,993	0.016%		$ 1,993
(Cost $1,993)

TOTAL INVESTMENTS – 99.0% (Cost $27,270,407)			$27,430,784

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			263,968

NET ASSETS – 100.0%			$27,694,752

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2020.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 81.1%
Aerospace & Defense – 2.5%
Boeing Co. (The)
$800,000	4.875%	05/01/25	$ 893,107
50,000	2.700	02/01/27	50,186
100,000	5.040	05/01/27	114,620
1,680,000	3.200	03/01/29	1,727,116
50,000	2.950	02/01/30	50,215
750,000	5.150	05/01/30	884,995
750,000	3.600	05/01/34	756,939
200,000	5.705	05/01/40	252,775
357,000	3.900	05/01/49	365,963
1,000,000	5.930	05/01/60	1,353,645
General Dynamics Corp.
394,000	2.250	11/15/22	407,087
800,000	3.375	05/15/23	857,920
100,000	3.500	04/01/27	115,167
350,000	3.750	05/15/28	411,514
Lockheed Martin Corp.
50,000	2.900	03/01/25	54,545
310,000	4.070	12/15/42	403,160
90,000	3.800	03/01/45	113,783
330,000	4.700	05/15/46	464,708
407,000	4.090	09/15/52	554,874
Northrop Grumman Corp.
142,000	2.550	10/15/22	147,605
650,000	2.930	01/15/25	706,417
290,000	3.200	02/01/27	324,931
660,000	3.250	01/15/28	745,051
900,000	4.400	05/01/30	1,116,801
440,000	4.030	10/15/47	556,928
Raytheon Technologies Corp.
900,000	3.950	08/16/25	1,027,949
100,000	3.125	05/04/27	111,954
300,000	4.125	11/16/28	357,864
790,000	6.125	07/15/38	1,189,352
173,000	4.450	11/16/38	220,353
140,000	5.700	04/15/40	206,506
400,000	4.500	06/01/42	528,140

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
Raytheon Technologies Corp. – (continued)
$100,000	4.150%		05/15/45	$ 126,341
370,000	3.750		11/01/46	449,973
380,000	4.350	(a)	04/15/47	491,979
342,000	4.625		11/16/48	476,224
100,000	3.125		07/01/50	111,926

				18,728,613

Banks – 16.4%
American Express Co.
240,000	3.400		02/22/24	260,871
700,000	3.000		10/30/24	760,320
358,000	4.200		11/06/25	415,735
110,000	3.125		05/20/26	123,096
355,000	4.050		12/03/42	449,246
American Express Credit Corp., MTN
100,000	2.700		03/03/22	102,751
510,000	3.300		05/03/27	578,275
Bank of America Corp.
(3M USD LIBOR + 0.790%)
802,000	3.004	(b)	12/20/23	842,802
(3M USD LIBOR + 0.780%)
543,000	3.550	(b)	03/05/24	579,477
(3M USD LIBOR + 0.810%)
754,000	3.366	(b)	01/23/26	825,483
(3M USD LIBOR + 1.512%)
654,000	3.705	(b)	04/24/28	745,999
(3M USD LIBOR + 1.040%)
1,668,000	3.419	(b)	12/20/28	1,877,970
460,000	6.110		01/29/37	676,439
(3M USD LIBOR + 1.814%)
390,000	4.244	(b)	04/24/38	488,850
370,000	7.750		05/14/38	633,848
Bank of America Corp., GMTN
1,091,000	3.300		01/11/23	1,157,168
400,000	3.500		04/19/26	453,701
(3M USD LIBOR + 1.370%)
590,000	3.593	(b)	07/21/28	668,341

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., Series L
$250,000	3.950%		04/21/25	$ 280,831
508,000	4.183		11/25/27	587,190
Bank of America Corp., MTN
150,000	2.503		10/21/22	152,873
(3M USD LIBOR + 1.160%)
960,000	3.124	(b)	01/20/23	988,067
640,000	4.000		04/01/24	708,786
(SOFR + 1.460%)
119,000	1.486	(b)	05/19/24	121,325
(3M USD LIBOR + 0.940%)
50,000	3.864	(b)	07/23/24	54,101
991,000	4.200		08/26/24	1,110,660
600,000	4.000		01/22/25	670,899
530,000	3.875		08/01/25	602,674
(3M USD LIBOR + 1.090%)
800,000	3.093	(b)	10/01/25	863,535
250,000	4.450		03/03/26	292,082
704,000	4.250		10/22/26	821,833
(3M USD LIBOR + 1.060%)
70,000	3.559	(b)	04/23/27	78,552
780,000	3.248		10/21/27	866,471
(3M USD LIBOR + 1.575%)
532,000	3.824	(b)	01/20/28	608,759
(3M USD LIBOR + 1.070%)
150,000	3.970	(b)	03/05/29	174,795
(3M USD LIBOR + 1.310%)
1,030,000	4.271	(b)	07/23/29	1,227,897
(3M USD LIBOR + 1.210%)
570,000	3.974	(b)	02/07/30	670,085
(3M USD LIBOR + 1.180%)
300,000	3.194	(b)	07/23/30	335,054
(3M USD LIBOR + 0.990%)
275,000	2.496	(b)	02/13/31	290,349
(SOFR + 1.530%)
100,000	1.898	(b)	07/23/31	100,777

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
(3M USD LIBOR + 1.320%)
$360,000	4.078	%(b)	04/23/40	$ 448,102
(SOFR + 1.930%)
875,000	2.676	(b)	06/19/41	916,021
248,000	5.875		02/07/42	384,196
864,000	5.000		01/21/44	1,238,841
(3M USD LIBOR + 1.990%)
220,000	4.443	(b)	01/20/48	296,249
(3M USD LIBOR + 1.520%)
880,000	4.330	(b)	03/15/50	1,164,482
(3M USD LIBOR + 3.150%)
490,000	4.083	(b)	03/20/51	629,745
(SOFR + 1.880%)
1,230,000	2.831	(b)	10/24/51	1,305,150
Bank of New York Mellon Corp. (The), Series G
790,000	3.000		02/24/25	863,107
Bank of New York Mellon Corp. (The), MTN
291,000	2.600		02/07/22	298,683
(3M USD LIBOR + 0.634%)
150,000	2.661	(b)	05/16/23	154,966
120,000	3.450		08/11/23	129,853
760,000	2.200		08/16/23	795,693
170,000	2.800		05/04/26	188,383
875,000	2.450		08/17/26	949,965
790,000	3.250		05/16/27	894,468
60,000	3.300		08/23/29	68,573
Capital One Financial Corp.
159,000	3.200		01/30/23	168,304
180,000	2.600		05/11/23	188,820
940,000	3.900		01/29/24	1,033,054
100,000	3.300		10/30/24	109,208
305,000	3.200		02/05/25	331,763
400,000	3.750		07/28/26	445,865
500,000	3.750		03/09/27	569,090
100,000	3.650		05/11/27	114,086
100,000	3.800		01/31/28	114,885

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citibank NA
$1,180,000	3.650%		01/23/24	$ 1,290,006
Citigroup, Inc.
781,000	2.900		12/08/21	799,782
700,000	4.500		01/14/22	731,708
100,000	4.050		07/30/22	105,958
238,000	2.700		10/27/22	248,010
830,000	3.500		05/15/23	889,223
830,000	3.875		10/25/23	910,495
(3M USD LIBOR + 1.023%)
200,000	4.044	(b)	06/01/24	217,187
240,000	4.000		08/05/24	267,495
785,000	3.875		03/26/25	874,875
340,000	3.300		04/27/25	378,476
270,000	4.400		06/10/25	308,608
499,000	5.500		09/13/25	599,705
225,000	3.700		01/12/26	254,698
40,000	4.600		03/09/26	46,720
(SOFR + 2.750%)
350,000	3.106	(b)	04/08/26	379,673
800,000	3.400		05/01/26	893,790
880,000	3.200		10/21/26	977,671
286,000	4.300		11/20/26	331,436
817,000	4.450		09/29/27	959,062
240,000	4.125		07/25/28	280,090
(3M USD LIBOR + 1.338%)
575,000	3.980	(b)	03/20/30	674,010
(SOFR + 1.422%)
1,160,000	2.976	(b)	11/05/30	1,268,310
(SOFR + 1.146%)
825,000	2.666	(b)	01/29/31	881,668
240,000	6.625		06/15/32	342,554
860,000	8.125		07/15/39	1,559,723
480,000	6.675		09/13/43	779,674
150,000	5.300		05/06/44	211,821
371,000	4.650		07/30/45	505,549

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc. – (continued)
$290,000	4.750%		05/18/46	$ 390,345
(3M USD LIBOR + 1.839%)
180,000	4.281	(b)	04/24/48	236,922
320,000	4.650		07/23/48	445,757
Discover Bank
700,000	2.450		09/12/24	738,945
Fifth Third Bancorp
600,000	3.650		01/25/24	652,786
900,000	2.550		05/05/27	971,633
190,000	8.250		03/01/38	319,488
Fifth Third Bank NA
560,000	3.850		03/15/26	635,361
Huntington Bancshares, Inc.
206,000	2.300		01/14/22	210,230
900,000	2.550		02/04/30	963,391
JPMorgan Chase & Co.
573,000	4.500		01/24/22	600,404
773,000	3.250		09/23/22	812,996
117,000	2.972		01/15/23	120,607
140,000	3.200		01/25/23	148,498
(3M USD LIBOR + 0.695%)
2,640,000	3.207	(b)	04/01/23	2,736,701
(3M USD LIBOR + 0.935%)
200,000	2.776	(b)	04/25/23	206,631
60,000	3.375		05/01/23	64,164
250,000	2.700		05/18/23	263,298
150,000	3.875		02/01/24	165,331
50,000	3.625		05/13/24	55,038
15,000	3.875		09/10/24	16,704
520,000	3.125		01/23/25	567,075
(3M USD LIBOR + 1.155%)
340,000	3.220	(b)	03/01/25	367,462
(SOFR + 1.585%)
100,000	2.005	(b)	03/13/26	104,669
1,100,000	3.300		04/01/26	1,229,853
(SOFR + 1.850%)

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
$1,040,000	2.083	%(b)	04/22/26	$ 1,090,506
900,000	3.200		06/15/26	998,436
400,000	4.125		12/15/26	467,986
(3M USD LIBOR + 1.245%)
200,000	3.960	(b)	01/29/27	228,381
578,000	4.250		10/01/27	680,507
324,000	3.625		12/01/27	367,761
(3M USD LIBOR + 1.337%)
415,000	3.782	(b)	02/01/28	476,787
(3M USD LIBOR + 1.380%)
700,000	3.540	(b)	05/01/28	793,399
(SOFR + 1.890%)
250,000	2.182	(b)	06/01/28	262,734
(3M USD LIBOR + 0.945%)
200,000	3.509	(b)	01/23/29	226,584
(3M USD LIBOR + 1.120%)
300,000	4.005	(b)	04/23/29	351,295
(3M USD LIBOR + 1.160%)
986,000	3.702	(b)	05/06/30	1,136,257
(SOFR + 1.510%)
415,000	2.739	(b)	10/15/30	450,016
(SOFR + 3.790%)
900,000	4.493	(b)	03/24/31	1,105,977
(SOFR + 2.040%)
200,000	2.522	(b)	04/22/31	214,942
650,000	6.400		05/15/38	1,030,206
(3M USD LIBOR + 1.360%)
1,930,000	3.882	(b)	07/24/38	2,353,864
313,000	5.500		10/15/40	466,586
(SOFR + 2.460%)
250,000	3.109	(b)	04/22/41	279,849
266,000	5.600		07/15/41	405,325
350,000	5.400		01/06/42	526,536
10,000	5.625		08/16/43	15,104
250,000	4.850		02/01/44	360,268

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
$230,000	4.950%		06/01/45	$ 328,884
(3M USD LIBOR + 1.580%)
460,000	4.260	(b)	02/22/48	609,125
(3M USD LIBOR + 1.460%)
400,000	4.032	(b)	07/24/48	516,263
(3M USD LIBOR + 1.380%)
650,000	3.964	(b)	11/15/48	833,683
(3M USD LIBOR + 1.220%)
140,000	3.897	(b)	01/23/49	178,660
(SOFR + 2.440%)
300,000	3.109	(b)	04/22/51	336,874
KeyCorp, MTN
500,000	4.100		04/30/28	590,404
1,140,000	2.550		10/01/29	1,238,621
Morgan Stanley
665,000	2.750		05/19/22	687,662
(3M USD LIBOR + 0.847%)
1,060,000	3.737	(b)	04/24/24	1,138,070
740,000	5.000		11/24/25	880,392
220,000	3.625		01/20/27	251,314
586,000	3.950		04/23/27	674,636
558,000	6.375		07/24/42	910,788
570,000	4.300		01/27/45	774,449
520,000	4.375		01/22/47	726,381
Morgan Stanley, Series F
1,055,000	3.875		04/29/24	1,166,851
Morgan Stanley, GMTN
190,000	3.125		01/23/23	200,781
1,200,000	3.750		02/25/23	1,286,313
25,000	3.700		10/23/24	27,740
655,000	4.000		07/23/25	750,426
730,000	3.875		01/27/26	833,698
804,000	4.350		09/08/26	944,501
(SOFR + 1.143%)
710,000	2.699	(b)	01/22/31	771,390
(SOFR + 4.840%)

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, GMTN – (continued)
$392,000	5.597	%(b)	03/24/51	$ 633,830
Morgan Stanley, MTN
600,000	2.625		11/17/21	612,914
794,000	4.100		05/22/23	860,515
1,015,000	3.125		07/27/26	1,131,502
(SOFR + 3.120%)
380,000	3.622	(b)	04/01/31	443,092
PNC Bank NA
600,000	2.550		12/09/21	611,347
250,000	3.500		06/08/23	268,583
610,000	3.100		10/25/27	683,662
760,000	2.700		10/22/29	830,672
PNC Financial Services Group, Inc. (The)
705,000	3.300		03/08/22	729,163
950,000	2.600		07/23/26	1,040,941
290,000	3.150		05/19/27	326,773
100,000	3.450		04/23/29	115,352
260,000	2.550		01/22/30	284,067
Regions Financial Corp.
190,000	2.750		08/14/22	197,303
Santander Holdings USA, Inc.
1,500,000	3.500		06/07/24	1,615,222
State Street Corp.
(3M USD LIBOR + 0.635%)
810,000	2.653	(b)	05/15/23	834,074
218,000	3.100		05/15/23	232,067
395,000	3.700		11/20/23	434,361
35,000	3.300		12/16/24	38,744
500,000	3.550		08/18/25	567,103
(SOFR + 0.940%)
210,000	2.354	(b)	11/01/25	222,890
670,000	2.650		05/19/26	736,297
Synchrony Financial
750,000	4.250		08/15/24	825,410
548,000	4.500		07/23/25	615,504
224,000	3.950		12/01/27	248,855

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Truist Bank
$340,000	2.800%	05/17/22	$ 351,538
564,000	3.200	04/01/24	610,069
500,000	1.500	03/10/25	516,705
300,000	2.250	03/11/30	315,298
Truist Financial Corp., MTN
240,000	2.750	04/01/22	247,251
740,000	3.050	06/20/22	769,227
840,000	3.750	12/06/23	917,361
755,000	2.850	10/26/24	818,156
US Bancorp, MTN
589,000	3.000	03/15/22	608,193
550,000	3.700	01/30/24	600,967
310,000	3.600	09/11/24	342,066
765,000	3.100	04/27/26	852,783
705,000	3.900	04/26/28	839,962
400,000	3.000	07/30/29	447,966
US Bancorp, Series V
50,000	2.375	07/22/26	54,167
US Bancorp, Series X
375,000	3.150	04/27/27	423,371
US Bank NA
660,000	2.650	05/23/22	682,482

			123,526,802

Basic Industry – 1.1%
Air Products and Chemicals, Inc.
567,000	2.050	05/15/30	604,536
150,000	2.800	05/15/50	164,328
Dow Chemical Co. (The)
970,000	3.500	10/01/24	1,060,800
500,000	7.375	11/01/29	711,594
DuPont de Nemours, Inc.
800,000	2.169	05/01/23	813,191
290,000	4.205	11/15/23	319,266
670,000	4.493	11/15/25	780,631
300,000	5.319	11/15/38	411,579
100,000	5.419	11/15/48	144,686

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Basic Industry – (continued)
International Paper Co.
$150,000	4.800%		06/15/44	$ 197,203
190,000	4.400		08/15/47	249,710
150,000	4.350		08/15/48	197,369
LYB International Finance BV
50,000	4.000		07/15/23	54,321
220,000	4.875		03/15/44	279,064
LYB International Finance III LLC
648,000	4.200		10/15/49	756,526
LyondellBasell Industries NV
200,000	5.750		04/15/24	229,800
200,000	4.625		02/26/55	245,775
Sherwin-Williams Co. (The)
500,000	3.450		06/01/27	569,086
438,000	4.500		06/01/47	584,365
Weyerhaeuser Co.
187,000	7.375		03/15/32	276,955

				8,650,785

Broadcasting – 0.7%
Discovery Communications LLC
158,000	2.950		03/20/23	166,645
355,000	3.950		03/20/28	406,229
320,000	4.125		05/15/29	372,773
808,000	5.200		09/20/47	1,025,810
365,000	4.000	(a)	09/15/55	407,531
Fox Corp.
990,000	4.030		01/25/24	1,092,604
990,000	4.709		01/25/29	1,199,758
280,000	5.476		01/25/39	385,745

				5,057,095

Brokerage – 0.7%
BlackRock, Inc.
50,000	3.375		06/01/22	52,231
600,000	3.500		03/18/24	661,238
850,000	2.400		04/30/30	926,886
CME Group, Inc.
300,000	3.000		03/15/25	329,131
100,000	5.300		09/15/43	150,491

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Brokerage – (continued)
Intercontinental Exchange, Inc.
$653,000	4.000%		10/15/23	$ 719,052
1,135,000	3.750		12/01/25	1,286,351
500,000	1.850		09/15/32	505,151
400,000	2.650		09/15/40	416,912
290,000	4.250		09/21/48	378,053
Jefferies Financial Group, Inc.
209,000	5.500		10/18/23	230,259

				5,655,755

Building Materials – 0.0%
Stanley Black & Decker, Inc.(b) (US 5 Year CMT T-Note + 2.657%)
245,000	4.000		03/15/60	260,336

Capital Goods – 2.4%
3M Co.
100,000	2.000		02/14/25	105,740
50,000	2.875		10/15/27	55,784
394,000	3.250		08/26/49	456,701
3M Co., MTN
310,000	4.000		09/14/48	402,122
Carrier Global Corp.
980,000	2.722	(a)	02/15/30	1,044,973
681,000	3.377	(a)	04/05/40	752,249
Caterpillar Financial Services Corp., MTN
630,000	2.950		02/26/22	650,672
320,000	1.950		11/18/22	329,590
Caterpillar, Inc.
430,000	3.400		05/15/24	468,288
80,000	5.200		05/27/41	115,866
530,000	3.803		08/15/42	682,107
400,000	3.250		09/19/49	476,947
Deere & Co.
420,000	2.600		06/08/22	432,110
320,000	3.900		06/09/42	408,436
Eaton Corp.
710,000	2.750		11/02/22	742,642
100,000	4.150		11/02/42	126,699
GE Capital Funding LLC(a)
500,000	4.050		05/15/27	561,861

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
General Electric Co.
$1,320,000	2.700%	10/09/22	$ 1,373,285
40,000	4.125	10/09/42	44,726
220,000	4.500	03/11/44	256,827
750,000	4.350	05/01/50	879,323
General Electric Co., GMTN
235,000	3.150	09/07/22	245,729
450,000	6.150	08/07/37	583,118
224,000	6.875	01/10/39	317,285
General Electric Co., MTN
800,000	6.750	03/15/32	1,087,711
354,000	5.875	01/14/38	457,820
Honeywell International, Inc.
895,000	2.500	11/01/26	985,070
Illinois Tool Works, Inc.
650,000	2.650	11/15/26	720,104
John Deere Capital Corp., MTN
190,000	2.800	03/06/23	200,696
Republic Services, Inc.
470,000	3.550	06/01/22	488,188
420,000	3.950	05/15/28	496,790
Waste Management, Inc.
550,000	3.150	11/15/27	620,905
250,000	4.100	03/01/45	319,693
Westinghouse Air Brake Technologies Corp.
300,000	3.450	11/15/26	325,392
1,010,000	4.950	09/15/28	1,180,355

			18,395,804

Communications – 4.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
170,000	4.464	07/23/22	179,781
228,000	4.500	02/01/24	253,406
1,210,000	4.908	07/23/25	1,400,478
375,000	3.750	02/15/28	420,616
590,000	4.200	03/15/28	675,222
250,000	5.050	03/30/29	302,737
593,000	6.384	10/23/35	819,636

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital – (continued)
$130,000	5.375%	04/01/38	$ 163,856
824,000	6.484	10/23/45	1,180,416
580,000	5.375	05/01/47	735,986
495,000	5.750	04/01/48	653,727
180,000	5.125	07/01/49	221,618
Comcast Corp.
1,616,000	3.700	04/15/24	1,779,883
295,000	3.375	02/15/25	325,732
100,000	3.375	08/15/25	111,465
200,000	3.150	03/01/26	223,220
100,000	3.550	05/01/28	115,587
950,000	4.150	10/15/28	1,139,770
666,000	4.250	10/15/30	822,930
400,000	1.950	01/15/31	412,774
645,000	4.250	01/15/33	807,545
260,000	7.050	03/15/33	397,781
390,000	4.200	08/15/34	490,048
420,000	3.200	07/15/36	478,968
120,000	6.950	08/15/37	192,947
140,000	3.900	03/01/38	172,328
600,000	4.600	10/15/38	790,133
741,000	3.250	11/01/39	845,423
80,000	4.650	07/15/42	108,628
400,000	4.750	03/01/44	552,975
123,000	4.600	08/15/45	166,745
730,000	3.400	07/15/46	846,260
550,000	3.969	11/01/47	692,726
742,000	4.700	10/15/48	1,045,872
390,000	3.999	11/01/49	503,623
200,000	2.450	08/15/52	197,552
405,000	4.049	11/01/52	527,118
521,000	4.950	10/15/58	794,053
NBCUniversal Media LLC
590,000	5.950	04/01/41	906,930
100,000	4.450	01/15/43	132,814

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Omnicom Group, Inc. / Omnicom Capital, Inc.
$532,000	3.650%	11/01/24	$ 586,519
400,000	3.600	04/15/26	453,655
Time Warner Cable LLC
70,000	6.550	05/01/37	96,245
520,000	7.300	07/01/38	765,334
360,000	6.750	06/15/39	509,843
180,000	5.875	11/15/40	233,243
500,000	5.500	09/01/41	636,988
Time Warner Entertainment Co. LP
570,000	8.375	03/15/23	667,109
100,000	8.375	07/15/33	155,092
TWDC Enterprises 18 Corp., GMTN
190,000	4.125	06/01/44	239,224
TWDC Enterprises 18 Corp., MTN
230,000	1.850	07/30/26	242,208
340,000	2.950	06/15/27	376,673
ViacomCBS, Inc.
860,000	4.950	01/15/31	1,067,253
640,000	4.200	05/19/32	756,829
100,000	5.850	09/01/43	136,989
200,000	4.950	05/19/50	254,909
Walt Disney Co. (The)
282,000	3.000	09/15/22	295,060
950,000	1.750	08/30/24	984,522
440,000	2.200	01/13/28	467,418
500,000	2.000	09/01/29	519,315
498,000	3.800	03/22/30	592,322
1,200,000	2.650	01/13/31	1,309,181
75,000	6.400	12/15/35	115,619
420,000	4.625	03/23/40	549,852
850,000	2.750	09/01/49	872,868
440,000	3.800	05/13/60	548,557

			36,022,136

Consumer Cyclical – 7.1%
Amazon.com, Inc.
667,000	2.400	02/22/23	697,188
370,000	2.800	08/22/24	400,624

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Amazon.com, Inc. – (continued)
$228,000	3.800%	12/05/24	$ 255,870
18,000	5.200	12/03/25	21,756
30,000	3.150	08/22/27	34,149
350,000	1.500	06/03/30	357,621
220,000	4.800	12/05/34	304,305
775,000	3.875	08/22/37	982,335
494,000	4.950	12/05/44	730,257
1,045,000	4.050	08/22/47	1,402,443
700,000	2.500	06/03/50	739,636
330,000	4.250	08/22/57	470,734
American Honda Finance Corp., MTN
500,000	2.150	09/10/24	527,677
Booking Holdings, Inc.
350,000	3.600	06/01/26	391,078
550,000	4.625	04/13/30	677,528
Costco Wholesale Corp.
624,000	2.300	05/18/22	641,463
400,000	3.000	05/18/27	450,196
200,000	1.375	06/20/27	205,660
640,000	1.750	04/20/32	663,442
Dollar Tree, Inc.
630,000	4.000	05/15/25	711,602
140,000	4.200	05/15/28	165,954
eBay, Inc.
650,000	2.600	07/15/22	669,598
250,000	2.750	01/30/23	261,622
50,000	3.450	08/01/24	54,575
100,000	3.600	06/05/27	113,288
98,000	2.700	03/11/30	104,994
General Motors Co.
500,000	4.875	10/02/23	552,335
490,000	5.000	10/01/28	582,898
578,000	6.600	04/01/36	780,260
500,000	6.250	10/02/43	673,046
514,000	5.400	04/01/48	646,931
200,000	5.950	04/01/49	269,056

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
General Motors Financial Co., Inc.
$800,000	4.200%	11/06/21	$ 824,659
160,000	3.450	04/10/22	164,883
100,000	3.150	06/30/22	103,269
57,000	3.550	07/08/22	59,502
100,000	5.200	03/20/23	109,668
100,000	3.700	05/09/23	105,944
410,000	5.100	01/17/24	456,474
1,550,000	3.950	04/13/24	1,682,508
850,000	4.000	01/15/25	930,947
300,000	5.250	03/01/26	350,140
Global Payments, Inc.
214,000	3.200	08/15/29	237,623
Home Depot, Inc. (The)
70,000	2.625	06/01/22	72,301
138,000	2.700	04/01/23	144,930
500,000	3.750	02/15/24	548,502
50,000	3.350	09/15/25	56,422
105,000	3.000	04/01/26	117,002
346,000	2.125	09/15/26	372,271
410,000	2.800	09/14/27	456,325
550,000	3.900	12/06/28	660,409
430,000	5.875	12/16/36	652,275
180,000	5.950	04/01/41	280,899
734,000	4.400	03/15/45	978,884
200,000	4.250	04/01/46	264,643
290,000	3.900	06/15/47	369,744
220,000	4.500	12/06/48	308,853
200,000	3.125	12/15/49	227,116
130,000	3.500	09/15/56	158,795
Lowe’s Cos., Inc.
200,000	3.120	04/15/22	206,564
810,000	2.500	04/15/26	878,187
230,000	3.100	05/03/27	257,859
850,000	3.650	04/05/29	987,391
280,000	3.700	04/15/46	328,103
354,000	4.050	05/03/47	435,695

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Lowe’s Cos., Inc. – (continued)
$200,000	3.000%	10/15/50	$ 215,828
Mastercard, Inc.
210,000	2.000	03/03/25	222,973
339,000	2.950	11/21/26	381,529
550,000	3.350	03/26/30	647,317
390,000	3.650	06/01/49	491,420
200,000	3.850	03/26/50	262,391
McDonald’s Corp., MTN
536,000	3.350	04/01/23	571,143
220,000	3.700	01/30/26	249,679
540,000	3.500	03/01/27	615,221
350,000	3.800	04/01/28	408,622
100,000	2.625	09/01/29	109,391
232,000	2.125	03/01/30	244,219
150,000	3.600	07/01/30	176,094
443,000	4.700	12/09/35	579,970
320,000	4.875	12/09/45	438,720
320,000	4.450	09/01/48	420,758
350,000	4.200	04/01/50	451,185
NIKE, Inc.
438,000	2.375	11/01/26	478,653
250,000	3.250	03/27/40	294,674
140,000	3.875	11/01/45	178,497
450,000	3.375	03/27/50	543,671
Target Corp.
510,000	3.500	07/01/24	566,299
265,000	2.350	02/15/30	288,650
350,000	4.000	07/01/42	461,694
TJX Cos., Inc. (The)
180,000	2.250	09/15/26	193,519
274,000	3.875	04/15/30	328,801
100,000	4.500	04/15/50	143,461
Toyota Motor Credit Corp., GMTN
570,000	3.450	09/20/23	617,321
Toyota Motor Credit Corp., MTN
335,000	2.650	04/12/22	345,692
100,000	0.450	07/22/22	100,314

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Toyota Motor Credit Corp., MTN – (continued)
$610,000	2.150%	09/08/22	$ 630,038
670,000	0.500	08/14/23	671,954
565,000	2.150	02/13/30	604,596
182,000	3.375	04/01/30	212,835
VF Corp.
1,120,000	2.050	04/23/22	1,145,856
Visa, Inc.
625,000	3.150	12/14/25	697,385
360,000	2.750	09/15/27	401,583
259,000	2.050	04/15/30	276,344
270,000	4.150	12/14/35	352,030
1,140,000	4.300	12/14/45	1,574,923
40,000	3.650	09/15/47	51,279
Walmart, Inc.
100,000	2.350	12/15/22	104,135
547,000	2.550	04/11/23	572,903
420,000	3.400	06/26/23	452,187
410,000	2.650	12/15/24	443,814
200,000	3.050	07/08/26	224,795
1,276,000	3.700	06/26/28	1,506,625
325,000	3.250	07/08/29	379,005
680,000	5.250	09/01/35	998,511
530,000	3.950	06/28/38	682,416
100,000	3.625	12/15/47	128,736
530,000	4.050	06/29/48	730,163
50,000	2.950	09/24/49	58,575

			53,257,302

Consumer Noncyclical – 9.3%
Abbott Laboratories
34,000	3.400	11/30/23	36,899
565,000	2.950	03/15/25	619,025
134,000	3.750	11/30/26	156,310
168,000	4.750	11/30/36	232,437
540,000	4.900	11/30/46	806,831
AbbVie, Inc.
210,000	3.450	03/15/22	217,329

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
AbbVie, Inc. – (continued)
$779,000	2.900%	11/06/22	$ 815,331
75,000	3.200	11/06/22	78,571
75,000	2.300	11/21/22	77,795
100,000	3.800	03/15/25	111,953
337,000	3.600	05/14/25	374,534
298,000	3.200	05/14/26	332,761
1,430,000	2.950	11/21/26	1,582,792
317,000	4.250	11/14/28	381,779
1,540,000	3.200	11/21/29	1,739,624
100,000	4.550	03/15/35	127,021
659,000	4.500	05/14/35	835,186
150,000	4.300	05/14/36	186,279
750,000	4.050	11/21/39	886,155
210,000	4.400	11/06/42	262,211
100,000	4.850	06/15/44	132,155
500,000	4.700	05/14/45	651,529
350,000	4.450	05/14/46	444,144
595,000	4.875	11/14/48	813,226
1,325,000	4.250	11/21/49	1,678,136
Altria Group, Inc.
90,000	3.490	02/14/22	93,373
250,000	4.000	01/31/24	274,961
800,000	2.350	05/06/25	849,088
800,000	4.800	02/14/29	959,140
100,000	5.800	02/14/39	132,616
310,000	5.375	01/31/44	402,622
504,000	3.875	09/16/46	538,938
520,000	5.950	02/14/49	739,425
Amgen, Inc.
447,429	3.875	11/15/21	458,156
145,000	2.650	05/11/22	149,458
100,000	3.625	05/22/24	109,464
430,000	2.600	08/19/26	467,037
600,000	2.200	02/21/27	636,514
650,000	3.200	11/02/27	732,058

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Amgen, Inc. – (continued)
$110,000	2.450%		02/21/30	$ 117,991
50,000	3.150		02/21/40	54,680
912,000	4.400		05/01/45	1,163,448
250,000	4.563		06/15/48	327,852
200,000	3.375		02/21/50	224,212
790,000	4.663		06/15/51	1,068,900
100,000	2.770	(a)	09/01/53	100,935
Becton Dickinson and Co.
500,000	2.894		06/06/22	516,771
300,000	3.700		06/06/27	344,675
300,000	4.685		12/15/44	388,574
420,000	4.669		06/06/47	553,263
Biogen, Inc.
235,000	3.625		09/15/22	248,213
690,000	4.050		09/15/25	787,967
684,000	2.250		05/01/30	707,936
344,000	5.200		09/15/45	460,377
50,000	3.150		05/01/50	50,431
Boston Scientific Corp.
700,000	3.750		03/01/26	795,323
Bristol-Myers Squibb Co.
1,500,000	3.550		08/15/22	1,582,376
500,000	3.250		02/20/23	530,435
1,500,000	3.875		08/15/25	1,722,130
1,280,000	4.350		11/15/47	1,758,673
Cardinal Health, Inc.
300,000	2.616		06/15/22	309,255
218,000	3.079		06/15/24	234,261
Centene Corp.
810,000	4.750		01/15/25	834,300
900,000	3.375		02/15/30	951,750
Eli Lilly and Co.
250,000	3.950		03/15/49	330,972
480,000	4.150		03/15/59	665,369
100,000	2.500		09/15/60	101,722
Gilead Sciences, Inc.
100,000	3.250		09/01/22	104,477

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Gilead Sciences, Inc. – (continued)
$1,480,000	0.750%	09/29/23	$ 1,486,200
100,000	3.500	02/01/25	110,529
100,000	3.650	03/01/26	113,399
100,000	2.950	03/01/27	110,640
100,000	1.200	10/01/27	100,672
100,000	5.650	12/01/41	144,697
1,000,000	4.500	02/01/45	1,274,049
1,000,000	4.750	03/01/46	1,316,968
100,000	2.800	10/01/50	101,120
Johnson & Johnson
110,000	2.250	03/03/22	112,653
247,000	2.625	01/15/25	268,167
30,000	2.450	03/01/26	32,678
125,000	2.950	03/03/27	140,635
350,000	4.375	12/05/33	467,268
238,000	3.550	03/01/36	292,292
340,000	3.625	03/03/37	417,825
250,000	5.950	08/15/37	390,337
520,000	3.400	01/15/38	628,772
50,000	2.100	09/01/40	50,888
170,000	3.700	03/01/46	218,282
865,000	3.750	03/03/47	1,124,260
Medtronic, Inc.
492,000	4.375	03/15/35	675,843
1,114,000	4.625	03/15/45	1,586,910
Merck & Co., Inc.
40,000	2.350	02/10/22	40,974
80,000	2.800	05/18/23	84,891
400,000	2.900	03/07/24	430,716
435,000	2.750	02/10/25	471,304
400,000	3.400	03/07/29	467,850
500,000	1.450	06/24/30	505,833
500,000	3.900	03/07/39	634,804
50,000	4.150	05/18/43	65,874
384,000	3.700	02/10/45	480,703
255,000	4.000	03/07/49	337,987

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Mylan, Inc.
$300,000	5.200%	04/15/48	$ 398,820
Pfizer, Inc.
40,000	2.200	12/15/21	40,807
657,000	2.950	03/15/24	709,624
125,000	2.750	06/03/26	138,691
50,000	3.000	12/15/26	56,505
450,000	3.450	03/15/29	528,536
265,000	2.625	04/01/30	294,062
330,000	7.200	03/15/39	569,415
340,000	2.550	05/28/40	363,244
280,000	4.400	05/15/44	377,768
380,000	4.125	12/15/46	501,535
420,000	4.200	09/15/48	563,481
248,000	4.000	03/15/49	324,864
Philip Morris International, Inc.
100,000	2.500	11/02/22	104,095
50,000	3.250	11/10/24	54,931
375,000	3.375	08/11/25	417,270
780,000	2.750	02/25/26	850,371
390,000	6.375	05/16/38	594,462
200,000	4.375	11/15/41	251,466
110,000	3.875	08/21/42	128,617
415,000	4.125	03/04/43	496,799
150,000	4.875	11/15/43	199,933
145,000	4.250	11/10/44	180,809
Shire Acquisitions Investments Ireland DAC
900,000	2.875	09/23/23	955,193
750,000	3.200	09/23/26	838,678
Stryker Corp.
500,000	3.375	11/01/25	559,110
420,000	3.500	03/15/26	474,235
Thermo Fisher Scientific, Inc.
570,000	3.000	04/15/23	602,226
550,000	4.150	02/01/24	606,113
464,000	2.950	09/19/26	516,848
340,000	3.200	08/15/27	383,737

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Utah Acquisition Sub, Inc.
$300,000	3.950%		06/15/26	$ 343,068
Viatris, Inc.
300,000	2.700	(a)	06/22/30	318,862
400,000	4.000	(a)	06/22/50	457,541
Walgreen Co.
50,000	3.100		09/15/22	52,254
Walgreens Boots Alliance, Inc.
550,000	3.300		11/18/21	562,523
174,000	3.800		11/18/24	192,675
450,000	3.450		06/01/26	497,392
250,000	4.800		11/18/44	285,580
Wyeth LLC
140,000	6.500		02/01/34	218,750
830,000	5.950		04/01/37	1,249,187
Zimmer Biomet Holdings, Inc.
320,000	3.550		04/01/25	352,368
150,000	3.550		03/20/30	170,495
Zoetis, Inc.
214,000	3.000		09/12/27	239,543
200,000	4.700		02/01/43	272,046

				70,140,680

Consumer Products – 0.3%
Procter & Gamble Co. (The)
100,000	2.300		02/06/22	102,407
120,000	2.150		08/11/22	123,802
558,000	3.100		08/15/23	599,063
449,000	2.450		11/03/26	495,059
980,000	3.000		03/25/30	1,137,098

				2,457,429

Electric – 2.3%
Berkshire Hathaway Energy Co.
500,000	3.700	(a)	07/15/30	593,882
267,000	6.125		04/01/36	399,594
120,000	5.150		11/15/43	167,605
50,000	4.500		02/01/45	65,305
200,000	3.800		07/15/48	244,940
200,000	4.250	(a)	10/15/50	262,486

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Commonwealth Edison Co.
$500,000	4.000%	03/01/48	$ 639,261
Consolidated Edison Co. of New York, Inc., Series 20B
250,000	3.950	04/01/50	312,086
Dominion Energy, Inc.
200,000	3.900	10/01/25	227,356
Dominion Energy, Inc., Series C
400,000	3.375	04/01/30	456,940
Duke Energy Corp.
650,000	2.650	09/01/26	705,982
375,000	3.750	09/01/46	448,008
Entergy Louisiana LLC
100,000	4.000	03/15/33	125,166
630,000	4.200	09/01/48	817,986
Exelon Corp.
220,000	3.400	04/15/26	246,875
290,000	4.050	04/15/30	344,999
FirstEnergy Corp., Series C
340,000	4.850	07/15/47	418,717
Florida Power & Light Co.
350,000	2.850	04/01/25	381,769
290,000	3.950	03/01/48	384,212
MidAmerican Energy Co.
250,000	4.250	07/15/49	341,641
NextEra Energy Capital Holdings, Inc.
1,250,000	2.900	04/01/22	1,290,639
200,000	2.750	05/01/25	216,813
80,000	3.550	05/01/27	90,485
600,000	2.250	06/01/30	629,519
Pacific Gas and Electric Co.
500,000	3.300	12/01/27	530,200
1,000,000	4.550	07/01/30	1,143,688
500,000	3.300	08/01/40	503,299
300,000	3.950	12/01/47	314,580
160,000	4.950	07/01/50	191,036
150,000	3.500	08/01/50	151,095
Sempra Energy
275,000	3.250	06/15/27	303,471
300,000	3.400	02/01/28	334,871

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Sempra Energy – (continued)
$800,000	3.800%	02/01/38	$ 930,592
66,000	4.000	02/01/48	78,908
Southern California Edison Co.
100,000	4.650	10/01/43	123,014
375,000	4.000	04/01/47	447,411
Southern California Edison Co., Series C
340,000	4.125	03/01/48	415,148
Southern Co. (The)
300,000	2.950	07/01/23	318,011
790,000	3.250	07/01/26	883,034
430,000	4.400	07/01/46	558,198
Virginia Electric and Power Co., Series A
390,000	3.150	01/15/26	433,446

			17,472,268

Energy – 6.6%
Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
700,000	2.773	12/15/22	730,953
180,000	3.337	12/15/27	198,062
100,000	4.080	12/15/47	115,708
BP Capital Markets America, Inc.
300,000	3.245	05/06/22	312,243
200,000	2.750	05/10/23	211,060
510,000	3.790	02/06/24	557,269
150,000	3.224	04/14/24	161,653
100,000	3.194	04/06/25	110,025
239,000	3.796	09/21/25	270,394
300,000	3.410	02/11/26	335,994
410,000	3.119	05/04/26	452,715
360,000	3.017	01/16/27	393,980
720,000	4.234	11/06/28	858,220
200,000	3.633	04/06/30	233,582
100,000	1.749	08/10/30	98,956
710,000	3.000	02/24/50	741,817
Cheniere Corpus Christi Holdings LLC
500,000	7.000	06/30/24	578,125
220,000	5.875	03/31/25	253,132
400,000	5.125	06/30/27	465,500

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Chevron Corp.
$496,000	2.566%	05/16/23	$ 521,082
912,000	3.191	06/24/23	972,928
30,000	2.895	03/03/24	32,167
932,000	3.326	11/17/25	1,048,526
284,000	2.954	05/16/26	314,454
500,000	1.995	05/11/27	528,440
300,000	2.236	05/11/30	321,635
ConocoPhillips
100,000	6.500	02/01/39	152,326
ConocoPhillips Co.
780,000	4.950	03/15/26	934,515
200,000	6.950	04/15/29	278,809
80,000	4.300	11/15/44	99,848
Energy Transfer Operating LP
700,000	5.200	02/01/22	725,701
190,000	3.600	02/01/23	197,070
200,000	4.250	03/15/23	210,456
400,000	5.250	04/15/29	453,761
772,000	6.500	02/01/42	885,870
260,000	6.000	06/15/48	291,901
100,000	6.250	04/15/49	116,623
450,000	5.000	05/15/50	474,348
Enterprise Products Operating LLC
492,000	3.350	03/15/23	520,939
157,000	3.900	02/15/24	172,214
107,000	3.750	02/15/25	119,363
178,000	3.125	07/31/29	197,770
100,000	5.950	02/01/41	134,872
225,000	4.850	08/15/42	273,169
350,000	4.450	02/15/43	406,850
230,000	4.850	03/15/44	281,006
210,000	5.100	02/15/45	267,622
250,000	4.900	05/15/46	312,619
450,000	4.800	02/01/49	569,393
500,000	4.200	01/31/50	582,782
50,000	3.950	01/31/60	53,916

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Enterprise Products Operating LLC(b), Series E
(3M USD LIBOR + 3.033%)
$164,000	5.250%	08/16/77	$ 161,950
EOG Resources, Inc.
400,000	4.375	04/15/30	486,619
306,000	4.950	04/15/50	421,483
Exxon Mobil Corp.
504,000	2.397	03/06/22	516,165
650,000	1.571	04/15/23	668,377
64,000	3.176	03/15/24	69,096
975,000	2.019	08/16/24	1,023,572
750,000	2.992	03/19/25	818,412
625,000	3.043	03/01/26	690,149
114,000	2.275	08/16/26	122,326
150,000	3.294	03/19/27	169,184
130,000	2.440	08/16/29	139,820
300,000	2.995	08/16/39	304,783
260,000	3.567	03/06/45	296,071
880,000	4.114	03/01/46	1,075,865
1,000,000	3.095	08/16/49	1,053,783
210,000	4.327	03/19/50	273,174
Halliburton Co.
1,500,000	4.850	11/15/35	1,702,500
Kinder Morgan Energy Partners LP
350,000	5.500	03/01/44	431,552
Kinder Morgan Energy Partners LP, MTN
540,000	6.950	01/15/38	719,098
Kinder Morgan, Inc.
180,000	3.150	01/15/23	189,197
600,000	4.300	06/01/25	682,115
408,000	4.300	03/01/28	474,358
320,000	5.550	06/01/45	405,593
325,000	5.050	02/15/46	383,579
Kinder Morgan, Inc., GMTN
270,000	7.750	01/15/32	382,627
Marathon Petroleum Corp.
400,000	4.500	05/01/23	432,500
1,000,000	3.625	09/15/24	1,076,799

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Marathon Petroleum Corp. – (continued)
$100,000	6.500%		03/01/41	$ 127,500
389,000	4.750		09/15/44	435,680
MPLX LP
200,000	4.125		03/01/27	225,925
600,000	2.650		08/15/30	611,250
150,000	4.500		04/15/38	166,251
704,000	5.200		03/01/47	829,447
200,000	5.500		02/15/49	251,232
ONEOK, Inc.
280,000	4.550		07/15/28	309,416
780,000	3.100		03/15/30	787,394
Phillips 66
1,110,000	4.300		04/01/22	1,171,070
360,000	3.900		03/15/28	407,174
273,000	2.150		12/15/30	270,627
140,000	4.650		11/15/34	165,983
216,000	4.875		11/15/44	274,056
Plains All American Pipeline LP / PAA Finance Corp.
200,000	4.650		10/15/25	217,982
Sabine Pass Liquefaction LLC
400,000	6.250		03/15/22	422,500
100,000	5.625		04/15/23	109,750
400,000	5.750		05/15/24	454,800
500,000	5.625		03/01/25	580,000
240,000	5.000		03/15/27	278,820
140,000	4.200		03/15/28	157,850
1,100,000	4.500	(a)	05/15/30	1,287,000
Sunoco Logistics Partners Operations LP
150,000	5.350		05/15/45	155,969
200,000	5.400		10/01/47	212,771
Valero Energy Corp.
300,000	2.700		04/15/23	311,650
150,000	2.850		04/15/25	157,898
1,060,000	3.400		09/15/26	1,143,922
640,000	7.500		04/15/32	871,061
Williams Cos., Inc. (The)
1,030,000	3.600		03/15/22	1,066,669

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Williams Cos., Inc. (The) – (continued)
$500,000	3.700%	01/15/23	$ 528,470
100,000	4.000	09/15/25	111,538
100,000	3.750	06/15/27	111,317
320,000	3.500	11/15/30	356,177
510,000	6.300	04/15/40	663,086
100,000	4.850	03/01/48	118,750

			50,054,095

Financial Company – 0.7%
Air Lease Corp., MTN
450,000	2.300	02/01/25	455,816
Ally Financial, Inc.
626,000	8.000	11/01/31	896,967
Ares Capital Corp.
130,000	4.200	06/10/24	137,370
GE Capital Funding LLC(a)
750,000	4.400	05/15/30	865,183
GE Capital International Funding Co. Unlimited Co.
300,000	3.373	11/15/25	329,044
1,990,000	4.418	11/15/35	2,291,850
International Lease Finance Corp.
247,000	5.875	08/15/22	265,212

			5,241,442

Food and Beverage – 2.8%
Coca-Cola Co. (The)
255,000	2.875	10/27/25	283,182
524,000	2.250	09/01/26	568,181
50,000	3.375	03/25/27	57,441
50,000	1.450	06/01/27	51,477
220,000	1.000	03/15/28	220,202
400,000	3.450	03/25/30	471,840
500,000	1.650	06/01/30	516,168
380,000	2.500	06/01/40	410,854
430,000	2.600	06/01/50	456,310
220,000	2.750	06/01/60	239,510
Conagra Brands, Inc.
600,000	4.600	11/01/25	700,416
250,000	4.850	11/01/28	311,083

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Conagra Brands, Inc. – (continued)
$300,000	5.300%		11/01/38	$ 404,084
General Mills, Inc.
100,000	3.700		10/17/23	109,161
470,000	4.200		04/17/28	559,733
Keurig Dr Pepper, Inc.
578,000	4.057		05/25/23	626,697
210,000	4.597		05/25/28	254,734
Kraft Heinz Foods Co.
1,157,000	3.950		07/15/25	1,271,324
1,290,000	3.000		06/01/26	1,347,322
174,000	5.000		07/15/35	205,332
250,000	6.875		01/26/39	347,172
250,000	6.500		02/09/40	333,956
300,000	4.375		06/01/46	320,527
490,000	4.875	(a)	10/01/49	553,053
Molson Coors Beverage Co.
1,380,000	3.000		07/15/26	1,504,666
140,000	5.000		05/01/42	176,300
150,000	4.200		07/15/46	173,801
PepsiCo, Inc.
70,000	2.750		03/05/22	72,167
605,000	3.100		07/17/22	630,413
140,000	2.250		03/19/25	149,650
80,000	2.750		04/30/25	87,214
394,000	2.850		02/24/26	436,060
100,000	2.375		10/06/26	109,127
100,000	3.000		10/15/27	112,668
96,000	2.625		07/29/29	106,200
210,000	2.750		03/19/30	235,287
100,000	1.400		02/25/31	101,123
780,000	4.450		04/14/46	1,081,322
470,000	3.450		10/06/46	572,045
30,000	4.000		05/02/47	39,191
300,000	3.375		07/29/49	365,531
240,000	3.625		03/19/50	303,025
460,000	3.875		03/19/60	616,958

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Sysco Corp.
$304,000	3.300%	07/15/26	$ 336,716
860,000	3.250	07/15/27	949,802
400,000	5.950	04/01/30	529,704
270,000	6.600	04/01/50	419,499
Tyson Foods, Inc.
50,000	3.950	08/15/24	55,694
342,000	4.000	03/01/26	394,946
350,000	3.550	06/02/27	400,835
110,000	4.550	06/02/47	144,503
300,000	5.100	09/28/48	429,491

			21,153,697

Hardware – 0.2%
Micron Technology, Inc.
99,000	2.497	04/24/23	103,308
790,000	4.185	02/15/27	912,450
200,000	4.663	02/15/30	241,500

			1,257,258

Healthcare – 4.1%
Aetna, Inc.
70,000	2.750	11/15/22	72,663
300,000	2.800	06/15/23	315,888
400,000	3.500	11/15/24	440,950
140,000	6.625	06/15/36	206,960
Anthem, Inc.
456,000	3.500	08/15/24	500,290
50,000	3.350	12/01/24	54,977
552,000	3.650	12/01/27	633,774
90,000	4.625	05/15/42	118,242
250,000	4.650	01/15/43	330,985
75,000	4.650	08/15/44	99,432
705,000	4.375	12/01/47	924,712
50,000	4.550	03/01/48	67,970
300,000	3.125	05/15/50	331,559
Cigna Corp.
700,000	3.000	07/15/23	739,308
50,000	3.750	07/15/23	54,103

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
Cigna Corp. – (continued)
$150,000	3.400%	03/01/27	$ 168,225
600,000	4.375	10/15/28	721,848
50,000	2.400	03/15/30	53,214
700,000	4.800	08/15/38	915,408
600,000	4.800	07/15/46	788,825
360,000	4.900	12/15/48	497,995
400,000	3.400	03/15/50	454,025
CVS Health Corp.
100,000	3.500	07/20/22	104,500
422,000	2.750	12/01/22	438,850
294,000	3.700	03/09/23	314,247
650,000	2.625	08/15/24	694,307
154,000	4.100	03/25/25	174,383
400,000	3.875	07/20/25	451,646
100,000	2.875	06/01/26	109,556
100,000	3.000	08/15/26	110,069
500,000	3.625	04/01/27	567,661
1,366,000	4.300	03/25/28	1,605,213
180,000	3.250	08/15/29	200,699
1,370,000	4.780	03/25/38	1,742,668
400,000	4.125	04/01/40	478,777
400,000	2.700	08/21/40	405,585
295,000	5.300	12/05/43	397,525
728,000	5.125	07/20/45	985,059
950,000	5.050	03/25/48	1,286,087
DH Europe Finance II Sarl
215,000	3.250	11/15/39	248,860
372,000	3.400	11/15/49	445,544
HCA, Inc.
470,000	4.750	05/01/23	513,475
362,000	5.000	03/15/24	407,250
420,000	5.250	04/15/25	490,350
350,000	5.250	06/15/26	413,000
455,000	4.500	02/15/27	522,113
504,000	4.125	06/15/29	582,120
295,000	5.125	06/15/39	378,706

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
HCA, Inc. – (continued)
$345,000	5.500%	06/15/47	$ 457,556
UnitedHealth Group, Inc.
400,000	2.875	03/15/22	410,765
93,000	3.350	07/15/22	97,480
198,000	2.375	10/15/22	205,582
359,000	2.875	03/15/23	379,241
360,000	3.750	07/15/25	409,724
366,000	3.100	03/15/26	411,571
580,000	3.450	01/15/27	664,210
200,000	3.850	06/15/28	237,949
700,000	2.875	08/15/29	790,352
120,000	4.625	07/15/35	162,633
225,000	5.800	03/15/36	333,896
590,000	6.875	02/15/38	980,258
200,000	4.250	03/15/43	262,898
300,000	4.750	07/15/45	429,090
180,000	4.200	01/15/47	242,697
230,000	3.750	10/15/47	285,169
420,000	4.450	12/15/48	590,328
500,000	3.875	08/15/59	659,067

			30,570,069

Insurance – 1.3%
Berkshire Hathaway Finance Corp.
10,000	5.750	01/15/40	15,711
510,000	4.200	08/15/48	685,043
626,000	4.250	01/15/49	842,584
150,000	2.850	10/15/50	164,618
Berkshire Hathaway, Inc.
624,000	3.125	03/15/26	700,053
90,000	4.500	02/11/43	123,111
Brighthouse Financial, Inc.
450,000	4.700	06/22/47	470,948
Chubb INA Holdings, Inc.
580,000	4.350	11/03/45	790,673
Equitable Holdings, Inc.
400,000	3.900	04/20/23	430,883

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Equitable Holdings, Inc. – (continued)
$506,000	4.350%		04/20/28	$ 597,996
130,000	5.000		04/20/48	172,439
Marsh & McLennan Cos., Inc.
250,000	4.900		03/15/49	369,987
MetLife, Inc.
50,000	3.600		04/10/24	55,071
240,000	6.375		06/15/34	367,504
170,000	5.700		06/15/35	251,460
544,000	5.875		02/06/41	837,520
150,000	4.125		08/13/42	190,212
179,000	4.875		11/13/43	250,839
120,000	4.050		03/01/45	153,919
100,000	4.600		05/13/46	138,368
Prudential Financial, Inc.
(3M USD LIBOR + 3.920%)
450,000	5.625	(b)	06/15/43	486,043
(3M USD LIBOR + 2.380%)
400,000	4.500	(b)	09/15/47	442,430
210,000	3.905		12/07/47	255,783
50,000	3.935		12/07/49	61,057
Prudential Financial, Inc., MTN
570,000	4.350		02/25/50	745,520
350,000	3.700		03/13/51	423,126

				10,022,898

Metals and Mining – 0.1%
Newmont Corp.
310,000	4.875		03/15/42	422,457

REITs and Real Estate – 1.1%
Boston Properties LP
670,000	3.850		02/01/23	712,627
375,000	3.650		02/01/26	422,504
60,000	2.750		10/01/26	64,723
240,000	4.500		12/01/28	286,175
500,000	3.250		01/30/31	546,708
Equinix, Inc.
350,000	2.625		11/18/24	373,076
626,000	5.375		05/15/27	684,688

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Equinix, Inc. – (continued)
$600,000	3.200%	11/18/29	$ 663,231
GLP Capital LP / GLP Financing II, Inc.
495,000	5.375	04/15/26	555,858
394,000	5.300	01/15/29	454,010
Healthpeak Properties, Inc.
750,000	3.875	08/15/24	831,341
200,000	4.000	06/01/25	226,375
Prologis LP
50,000	3.750	11/01/25	56,833
230,000	1.250	10/15/30	227,026
Realty Income Corp.
100,000	3.250	01/15/31	113,302
Simon Property Group LP
500,000	3.375	10/01/24	540,460
230,000	3.300	01/15/26	251,605
50,000	3.250	11/30/26	55,021
400,000	3.375	12/01/27	439,903
100,000	3.250	09/13/49	98,856
Welltower, Inc.
60,000	4.000	06/01/25	67,659
225,000	4.250	04/15/28	261,907
200,000	3.100	01/15/30	216,854

			8,150,742

Revenue – 0.1%
CommonSpirit Health
100,000	2.760	10/01/24	105,789
120,000	3.347	10/01/29	128,792
250,000	4.350	11/01/42	285,357
Kaiser Foundation Hospitals
280,000	4.150	05/01/47	362,999

			882,937

Software – 1.5%
Oracle Corp.
1,120,000	2.500	05/15/22	1,151,408
950,000	2.500	10/15/22	989,027
30,000	2.625	02/15/23	31,435
220,000	2.400	09/15/23	231,496

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Oracle Corp. – (continued)
$675,000	3.400%	07/08/24	$ 737,333
40,000	2.950	11/15/24	43,424
280,000	2.950	05/15/25	305,264
873,000	2.650	07/15/26	953,354
80,000	3.250	11/15/27	90,908
444,000	4.300	07/08/34	567,090
300,000	3.900	05/15/35	366,426
270,000	3.850	07/15/36	326,511
245,000	3.800	11/15/37	292,479
312,000	6.500	04/15/38	496,177
100,000	6.125	07/08/39	152,947
400,000	3.600	04/01/40	467,535
418,000	5.375	07/15/40	603,217
604,000	4.125	05/15/45	748,268
500,000	4.000	07/15/46	609,224
310,000	4.000	11/15/47	380,795
900,000	3.600	04/01/50	1,049,063
200,000	4.375	05/15/55	262,781
645,000	3.850	04/01/60	798,674

			11,654,836

Technology – 8.2%
Activision Blizzard, Inc.
50,000	3.400	09/15/26	56,720
Adobe, Inc.
180,000	2.150	02/01/27	193,206
500,000	2.300	02/01/30	542,565
Alphabet, Inc.
597,000	1.998	08/15/26	641,651
880,000	2.050	08/15/50	855,835
200,000	2.250	08/15/60	198,374
Apple, Inc.
1,600,000	2.500	02/09/22	1,639,316
1,548,000	2.100	09/12/22	1,597,508
1,120,000	2.400	05/03/23	1,175,955
30,000	3.000	02/09/24	32,281
589,000	3.450	05/06/24	647,893

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Apple, Inc. – (continued)
$425,000	2.850%	05/11/24	$ 457,318
156,000	3.250	02/23/26	174,994
214,000	2.450	08/04/26	232,934
210,000	3.000	06/20/27	236,455
855,000	2.900	09/12/27	956,292
460,000	3.000	11/13/27	520,473
100,000	1.650	05/11/30	103,173
620,000	4.500	02/23/36	841,595
687,000	3.850	05/04/43	886,453
310,000	4.450	05/06/44	429,980
305,000	3.450	02/09/45	372,221
380,000	4.375	05/13/45	524,703
790,000	4.650	02/23/46	1,138,592
556,000	3.850	08/04/46	713,236
296,000	4.250	02/09/47	408,542
50,000	3.750	11/13/47	63,812
677,000	2.950	09/11/49	772,494
189,000	2.400	08/20/50	194,066
Applied Materials, Inc.
940,000	3.300	04/01/27	1,070,765
200,000	4.350	04/01/47	277,466
Broadcom Corp. / Broadcom Cayman Finance Ltd.
265,000	2.650	01/15/23	275,900
100,000	3.625	01/15/24	107,844
530,000	3.125	01/15/25	570,516
619,000	3.875	01/15/27	695,500
210,000	3.500	01/15/28	231,394
Broadcom, Inc.
450,000	3.625	10/15/24	493,301
500,000	3.150	11/15/25	544,108
360,000	4.250	04/15/26	406,541
431,000	3.459	09/15/26	468,972
470,000	4.750	04/15/29	559,650
946,000	5.000	04/15/30	1,146,932
600,000	4.150	11/15/30	696,616
300,000	4.300	11/15/32	356,470

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Cisco Systems, Inc.
$165,000	3.625%		03/04/24	$ 182,249
100,000	2.500		09/20/26	110,103
816,000	5.900		02/15/39	1,258,219
270,000	5.500		01/15/40	407,637
Dell International LLC / EMC Corp.
175,000	5.450	(a)	06/15/23	193,417
704,000	6.020	(a)	06/15/26	855,986
1,500,000	4.900	(a)	10/01/26	1,749,759
600,000	8.100	(a)	07/15/36	861,954
400,000	8.350	(a)	07/15/46	583,923
Fidelity National Information Services, Inc.
389,000	3.000		08/15/26	432,807
790,000	3.750		05/21/29	920,062
Hewlett Packard Enterprise Co.
100,000	4.650		10/01/24	113,490
100,000	6.350		10/15/45	131,951
HP, Inc.
300,000	3.400		06/17/30	329,605
268,000	6.000		09/15/41	346,080
Intel Corp.
420,000	2.875		05/11/24	452,534
628,000	3.700		07/29/25	710,863
120,000	2.600		05/19/26	131,426
440,000	3.150		05/11/27	495,893
821,000	2.450		11/15/29	896,502
290,000	4.100		05/19/46	374,873
320,000	4.100		05/11/47	413,125
295,000	3.734		12/08/47	361,040
850,000	3.250		11/15/49	980,518
525,000	4.750		03/25/50	745,763
50,000	3.100		02/15/60	55,541
100,000	4.950		03/25/60	152,588
International Business Machines Corp.
740,000	1.875		08/01/22	759,610
100,000	2.875		11/09/22	104,983
760,000	3.300		05/15/26	858,256

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
International Business Machines Corp. – (continued)
$650,000	1.950%	05/15/30	$ 672,295
540,000	4.150	05/15/39	688,596
427,000	4.000	06/20/42	538,926
300,000	2.950	05/15/50	324,887
KLA Corp.
300,000	4.100	03/15/29	360,657
Lam Research Corp.
465,000	4.000	03/15/29	559,019
280,000	1.900	06/15/30	291,585
270,000	4.875	03/15/49	389,398
Microsoft Corp.
510,000	2.400	02/06/22	522,401
506,000	2.375	02/12/22	518,163
70,000	2.125	11/15/22	72,621
520,000	2.000	08/08/23	542,857
597,000	2.875	02/06/24	641,183
401,000	2.700	02/12/25	435,584
366,000	3.125	11/03/25	408,761
190,000	2.400	08/08/26	207,288
255,000	3.300	02/06/27	291,460
360,000	3.500	02/12/35	448,899
450,000	3.450	08/08/36	556,803
113,000	4.100	02/06/37	148,665
280,000	3.500	11/15/42	351,840
750,000	3.700	08/08/46	966,765
250,000	4.250	02/06/47	350,709
1,751,000	2.525	06/01/50	1,883,244
347,000	3.950	08/08/56	479,755
896,000	2.675	06/01/60	984,324
NVIDIA Corp.
680,000	3.200	09/16/26	769,270
56,000	2.850	04/01/30	62,866
440,000	3.500	04/01/50	538,098
PayPal Holdings, Inc.
500,000	2.400	10/01/24	532,213
930,000	2.650	10/01/26	1,015,600

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
PayPal Holdings, Inc. – (continued)
$50,000	2.850%	10/01/29	$ 55,330
560,000	3.250	06/01/50	643,499
QUALCOMM, Inc.
60,000	3.000	05/20/22	62,438
216,000	2.900	05/20/24	232,129
330,000	3.450	05/20/25	368,135
400,000	3.250	05/20/27	452,688
126,000	2.150	05/20/30	133,693
200,000	4.650	05/20/35	269,499
536,000	4.800	05/20/45	763,233
250,000	4.300	05/20/47	336,626
Texas Instruments, Inc.
642,000	4.150	05/15/48	886,548
VMware, Inc.
593,000	2.950	08/21/22	617,530
50,000	3.900	08/21/27	56,030

			61,913,479

Transportation – 1.7%
Burlington Northern Santa Fe LLC
55,000	5.750	05/01/40	82,545
250,000	4.450	03/15/43	334,976
260,000	4.900	04/01/44	368,871
150,000	4.550	09/01/44	205,872
310,000	4.150	04/01/45	411,995
1,368,000	3.900	08/01/46	1,773,831
CSX Corp.
700,000	3.250	06/01/27	791,321
130,000	3.800	03/01/28	151,742
50,000	4.100	03/15/44	62,815
190,000	3.800	11/01/46	233,543
FedEx Corp.
1,000,000	3.800	05/15/25	1,129,929
540,000	3.100	08/05/29	606,315
100,000	5.100	01/15/44	135,526
100,000	4.550	04/01/46	126,732
260,000	4.400	01/15/47	329,043

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
FedEx Corp. – (continued)
$634,000	4.950%	10/17/48	$ 857,579
Southwest Airlines Co.
70,000	4.750	05/04/23	76,038
70,000	5.250	05/04/25	79,910
Union Pacific Corp.
530,000	4.163	07/15/22	557,880
450,000	3.950	09/10/28	532,849
400,000	3.250	02/05/50	461,133
310,000	3.799	10/01/51	383,944
408,000	3.839	03/20/60	501,214
United Parcel Service, Inc.
704,000	2.450	10/01/22	731,804
100,000	3.050	11/15/27	113,434
860,000	3.400	03/15/29	1,002,218
330,000	3.750	11/15/47	420,016
200,000	5.300	04/01/50	308,343

			12,771,418

Wireless – 5.1%
American Tower Corp.
250,000	4.000	06/01/25	281,477
600,000	3.375	10/15/26	673,028
200,000	2.750	01/15/27	216,193
525,000	3.800	08/15/29	608,471
80,000	2.900	01/15/30	87,078
101,000	3.100	06/15/50	104,979
AT&T, Inc.
50,000	3.000	06/30/22	51,865
230,000	2.625	12/01/22	238,759
880,000	4.125	02/17/26	1,022,928
415,000	3.800	02/15/27	475,591
400,000	4.250	03/01/27	469,417
339,000	2.300	06/01/27	360,771
75,000	1.650	02/01/28	76,288
660,000	4.100	02/15/28	777,857
715,000	4.350	03/01/29	853,891
1,097,000	4.300	02/15/30	1,311,249

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc. – (continued)
$1,195,000	2.750%		06/01/31	$ 1,268,161
935,000	4.500		05/15/35	1,133,792
551,000	5.250		03/01/37	713,976
640,000	4.850		03/01/39	801,296
90,000	5.350		09/01/40	119,438
450,000	4.300		12/15/42	525,315
370,000	4.800		06/15/44	466,926
430,000	4.350		06/15/45	508,421
535,000	4.750		05/15/46	663,962
250,000	5.650		02/15/47	344,432
640,000	4.500		03/09/48	781,751
467,000	4.550		03/09/49	566,806
610,000	5.150		02/15/50	803,832
470,000	3.650		06/01/51	499,965
1,376,000	3.500	(a)	09/15/53	1,417,916
850,000	3.550	(a)	09/15/55	871,117
1,020,000	3.650	(a)	09/15/59	1,044,233
100,000	3.850		06/01/60	106,654
CC Holdings GS V LLC / Crown Castle GS III Corp.
450,000	3.849		04/15/23	482,870
Crown Castle International Corp.
340,000	5.250		01/15/23	372,687
60,000	3.150		07/15/23	63,981
510,000	4.450		02/15/26	588,791
130,000	3.650		09/01/27	147,093
100,000	3.250		01/15/51	106,867
T-Mobile USA, Inc.
1,000,000	2.050	(a)	02/15/28	1,027,321
1,000,000	4.500	(a)	04/15/50	1,253,801
1,000,000	3.600	(a)	11/15/60	1,071,839
Verizon Communications, Inc.
521,000	2.946		03/15/22	538,414
716,000	5.150		09/15/23	808,432
150,000	3.500		11/01/24	165,435
184,000	3.376		02/15/25	204,522
853,000	2.625		08/15/26	933,792

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Verizon Communications, Inc. – (continued)
$450,000	4.125%	03/16/27	$ 533,107
822,000	4.329	09/21/28	997,281
360,000	4.016	12/03/29	429,177
471,000	3.150	03/22/30	529,666
300,000	1.500	09/18/30	296,557
485,000	4.500	08/10/33	616,544
350,000	4.400	11/01/34	443,597
220,000	4.272	01/15/36	275,880
635,000	5.250	03/16/37	878,016
450,000	3.850	11/01/42	546,908
60,000	6.550	09/15/43	99,577
1,500,000	4.125	08/15/46	1,915,749
400,000	4.862	08/21/46	550,610
495,000	4.522	09/15/48	663,299
330,000	5.012	04/15/49	465,465
394,000	5.012	08/21/54	571,569
519,000	4.672	03/15/55	717,072

			38,543,754

TOTAL CORPORATE OBLIGATIONS (Cost $571,884,243)			$612,264,087

Foreign Corporate Debt – 17.7%
Banks – 9.2%
Australia & New Zealand Banking Group Ltd. (Australia)
$280,000	2.550%	11/23/21	$ 286,330
Australia & New Zealand Banking Group Ltd., MTN (Australia)
510,000	2.050	11/21/22	527,713
Bank of Montreal, MTN (Canada)
1,040,000	2.900	03/26/22	1,076,132
120,000	2.350	09/11/22	124,406
210,000	2.550	11/06/22	218,493
Bank of Montreal(b) (Canada)
(5 Year USD Swap + 1.432%)
400,000	3.803	12/15/32	452,000
Bank of Nova Scotia (The) (Canada)
710,000	2.000	11/15/22	732,951
945,000	3.400	02/11/24	1,025,953

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Barclays PLC (United Kingdom)
$800,000	3.684%		01/10/23	$ 825,407
(3M USD LIBOR + 1.400%)
400,000	4.610	(b)	02/15/23	418,908
(3M USD LIBOR + 1.356%)
700,000	4.338	(b)	05/16/24	755,650
890,000	3.650		03/16/25	977,415
1,160,000	4.375		01/12/26	1,326,288
(3M USD LIBOR + 2.452%)
200,000	2.852	(b)	05/07/26	211,945
210,000	5.200		05/12/26	243,345
400,000	4.836		05/09/28	454,051
330,000	5.250		08/17/45	456,864
600,000	4.950		01/10/47	813,055
BNP Paribas SA, MTN (France)
50,000	3.250		03/03/23	53,272
Canadian Imperial Bank of Commerce (Canada)
520,000	3.500		09/13/23	565,216
100,000	3.100		04/02/24	108,087
Cooperatieve Rabobank UA (Netherlands)
494,000	3.875		02/08/22	514,684
370,000	3.950		11/09/22	393,711
350,000	4.625		12/01/23	389,350
1,000,000	3.750		07/21/26	1,126,090
285,000	5.250		05/24/41	416,674
340,000	5.750		12/01/43	505,750
330,000	5.250		08/04/45	471,075
Credit Suisse AG, MTN (Switzerland)
1,030,000	3.625		09/09/24	1,143,040
Credit Suisse Group AG (Switzerland)
710,000	4.550		04/17/26	830,345
(SOFR + 3.730%)
1,200,000	4.194	(a)(b)	04/01/31	1,416,000
1,020,000	4.875		05/15/45	1,408,401
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
300,000	3.800		09/15/22	317,634
Deutsche Bank AG (Germany)
230,000	3.300		11/16/22	239,487

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Deutsche Bank AG (Germany) – (continued)
$950,000	3.950%		02/27/23	$ 1,007,113
130,000	3.700		05/30/24	139,100
(SOFR + 2.581%)
800,000	3.961	(b)	11/26/25	866,774
Deutsche Bank AG, Series D (Germany)
310,000	5.000		02/14/22	324,196
HSBC Holdings PLC (United Kingdom)
(3M USD LIBOR + 1.055%)
400,000	3.262	(b)	03/13/23	414,004
340,000	4.250		03/14/24	372,769
(3M USD LIBOR + 0.987%)
500,000	3.950	(b)	05/18/24	538,091
400,000	4.250		08/18/25	451,158
(3M USD LIBOR + 1.140%)
250,000	2.633	(b)	11/07/25	263,364
750,000	4.300		03/08/26	861,762
990,000	3.900		05/25/26	1,118,894
(3M USD LIBOR + 1.348%)
500,000	4.292	(b)	09/12/26	567,237
(3M USD LIBOR + 1.535%)
700,000	4.583	(b)	06/19/29	825,084
500,000	4.950		03/31/30	623,622
(3M USD LIBOR + 1.610%)
500,000	3.973	(b)	05/22/30	574,450
(SOFR + 2.387%)
855,000	2.848	(b)	06/04/31	909,506
250,000	6.500		05/02/36	357,276
546,000	6.500		09/15/37	790,594
510,000	6.800		06/01/38	754,896
140,000	6.100		01/14/42	209,875
584,000	5.250		03/14/44	791,343
ING Groep NV (Netherlands)
228,000	3.150		03/29/22	236,140
390,000	4.100		10/02/23	428,816
200,000	3.950		03/29/27	229,837
490,000	4.550		10/02/28	597,177

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
ING Groep NV (Netherlands) – (continued)
$330,000	4.050%		04/09/29	$ 394,788
Lloyds Banking Group PLC (United Kingdom)
250,000	3.000		01/11/22	257,102
1,120,000	4.050		08/16/23	1,221,528
200,000	3.900		03/12/24	219,082
200,000	4.500		11/04/24	222,442
(US 1 Year CMT T-Note + 3.500%)
200,000	3.870	(b)	07/09/25	218,789
300,000	4.582		12/10/25	337,996
(US 1 Year CMT T-Note + 1.000%)
200,000	2.438	(b)	02/05/26	209,407
525,000	3.750		01/11/27	592,493
640,000	4.375		03/22/28	758,953
200,000	5.300		12/01/45	276,860
200,000	4.344		01/09/48	248,462
Mitsubishi UFJ Financial Group, Inc. (Japan)
1,000,000	2.623		07/18/22	1,036,295
730,000	2.665		07/25/22	756,483
200,000	2.193		02/25/25	210,828
950,000	3.850		03/01/26	1,094,902
830,000	3.677		02/22/27	942,862
150,000	3.287		07/25/27	168,585
950,000	3.961		03/02/28	1,120,958
300,000	3.195		07/18/29	336,626
200,000	3.751		07/18/39	240,998
Mizuho Financial Group, Inc. (Japan)
690,000	2.601		09/11/22	716,434
(3M USD LIBOR + 0.830%)
200,000	2.226	(b)	05/25/26	208,354
200,000	2.839		09/13/26	219,297
1,085,000	4.018		03/05/28	1,270,498
(3M USD LIBOR + 1.510%)
400,000	2.201	(b)	07/10/31	413,473
National Australia Bank Ltd. (Australia)
1,050,000	2.500		07/12/26	1,143,070

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
National Australia Bank Ltd., GMTN (Australia)
$550,000	2.500%		05/22/22	$ 568,016
Natwest Group PLC (United Kingdom)
57,000	6.125		12/15/22	62,575
(3M USD LIBOR + 1.480%)
960,000	3.498	(b)	05/15/23	997,610
(3M USD LIBOR + 1.762%)
685,000	4.269	(b)	03/22/25	753,199
(3M USD LIBOR + 1.754%)
345,000	4.892	(b)	05/18/29	415,393
(US 5 Year CMT T-Note + 2.100%)
650,000	3.754	(b)	11/01/29	687,073
(3M USD LIBOR + 1.905%)
500,000	5.076	(b)	01/27/30	613,124
(3M USD LIBOR + 1.871%)
370,000	4.445	(b)	05/08/30	436,273
(US 5 Year CMT T-Note + 2.350%)
200,000	3.032	(b)	11/28/35	202,108
Royal Bank of Canada, GMTN (Canada)
1,000,000	2.800		04/29/22	1,035,387
750,000	3.700		10/05/23	819,797
300,000	4.650		01/27/26	354,748
Santander UK PLC (United Kingdom)
1,000,000	2.875		06/18/24	1,073,932
Sumitomo Mitsui Banking Corp. (Japan)
700,000	3.200		07/18/22	729,097
Sumitomo Mitsui Financial Group, Inc. (Japan)
340,000	2.784		07/12/22	353,231
350,000	2.778		10/18/22	364,336
650,000	3.102		01/17/23	686,335
400,000	3.784		03/09/26	455,556
50,000	2.632		07/14/26	54,235
610,000	3.010		10/19/26	675,901
100,000	3.446		01/11/27	112,119
150,000	3.364		07/12/27	168,882
500,000	3.040		07/16/29	556,696
940,000	2.130		07/08/30	975,896

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Toronto-Dominion Bank (The), GMTN (Canada)
$75,000	3.500%		07/19/23	$ 81,142
227,000	3.250		03/11/24	246,356
Toronto-Dominion Bank (The), MTN (Canada)
635,000	1.900		12/01/22	655,235
910,000	2.650		06/12/24	972,036
Toronto-Dominion Bank (The)(b) (Canada)
(5 Year USD Swap + 2.205%)
200,000	3.625		09/15/31	225,500
Westpac Banking Corp. (Australia)
400,000	2.800		01/11/22	411,994
100,000	2.500		06/28/22	103,488
100,000	2.750		01/11/23	105,125
800,000	3.650		05/15/23	864,388
550,000	3.300		02/26/24	597,622
330,000	2.850		05/13/26	365,047
270,000	2.700		08/19/26	297,575
400,000	3.400		01/25/28	462,853
300,000	2.650		01/16/30	333,169
(US 5 Year CMT T-Note + 2.000%)
100,000	4.110	(b)	07/24/34	113,774
Westpac Banking Corp.(b), GMTN (Australia)
(5 Year USD Swap + 2.236%)
510,000	4.322		11/23/31	576,960

				69,480,148

Beverages – 0.1%
Fomento Economico Mexicano SAB de CV (Mexico)
600,000	3.500		01/16/50	662,555

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
600,000	4.700		09/20/47	758,366

Consumer Noncyclical – 2.1%
AstraZeneca PLC (United Kingdom)
200,000	2.375		06/12/22	205,844
610,000	3.375		11/16/25	685,933
120,000	0.700		04/08/26	119,752
20,000	3.125		06/12/27	22,562
220,000	4.000		01/17/29	264,744

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
AstraZeneca PLC (United Kingdom) – (continued)
$577,000	1.375%	08/06/30	$ 571,310
330,000	6.450	09/15/37	512,182
80,000	4.375	11/16/45	108,332
160,000	4.375	08/17/48	217,568
BAT Capital Corp. (United Kingdom)
745,000	3.222	08/15/24	804,466
100,000	4.700	04/02/27	117,191
560,000	3.557	08/15/27	621,038
125,000	2.259	03/25/28	129,075
500,000	2.726	03/25/31	514,442
723,000	4.390	08/15/37	811,383
408,000	4.540	08/15/47	455,506
GlaxoSmithKline Capital PLC (United Kingdom)
68,000	2.850	05/08/22	70,479
228,000	2.875	06/01/22	236,353
240,000	3.375	06/01/29	277,756
GlaxoSmithKline Capital, Inc. (United Kingdom)
340,000	2.800	03/18/23	358,855
468,000	3.875	05/15/28	556,158
397,000	6.375	05/15/38	632,148
Novartis Capital Corp. (Switzerland)
129,000	2.400	05/17/22	132,927
200,000	1.750	02/14/25	209,708
731,000	3.000	11/20/25	810,642
742,000	3.100	05/17/27	835,317
750,000	2.200	08/14/30	811,292
220,000	4.400	05/06/44	305,608
225,000	2.750	08/14/50	247,623
Reynolds American, Inc. (United Kingdom)
1,570,000	4.450	06/12/25	1,789,761
380,000	5.700	08/15/35	480,450
295,000	5.850	08/15/45	378,569
Sanofi (France)
120,000	3.625	06/19/28	140,927
Takeda Pharmaceutical Co., Ltd. (Japan)
200,000	4.400	11/26/23	222,360
200,000	5.000	11/26/28	248,955

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
Takeda Pharmaceutical Co., Ltd. (Japan) – (continued)
$700,000	3.175%	07/09/50	$ 751,114

			15,658,330

Consumer Products – 0.1%
Unilever Capital Corp. (United Kingdom)
500,000	3.500	03/22/28	582,392
400,000	2.125	09/06/29	428,616

			1,011,008

Electric – 0.1%
Emera US Finance LP (Canada)
360,000	3.550	06/15/26	401,788
240,000	4.750	06/15/46	303,853

			705,641

Energy – 1.0%
BP Capital Markets PLC (United Kingdom)
1,160,000	3.561	11/01/21	1,194,852
120,000	2.500	11/06/22	124,950
90,000	3.994	09/26/23	98,738
290,000	3.814	02/10/24	317,975
520,000	3.535	11/04/24	573,839
200,000	3.506	03/17/25	222,254
200,000	3.279	09/19/27	223,529
Enbridge, Inc. (Canada)
120,000	4.000	10/01/23	130,226
850,000	3.125	11/15/29	923,032
Enbridge, Inc.(b), Series 16-A (Canada)
(3M USD LIBOR + 3.890%)
150,000	6.000	01/15/77	157,500
TransCanada PipeLines Ltd. (Canada)
390,000	4.250	05/15/28	456,872
200,000	4.100	04/15/30	233,724
50,000	4.625	03/01/34	59,073
634,000	6.200	10/15/37	881,892
250,000	7.625	01/15/39	387,670
160,000	6.100	06/01/40	218,261
240,000	4.875	05/15/48	308,193
434,000	5.100	03/15/49	579,086

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – (continued)
Transcanada Trust(b) (Canada)
(3M USD LIBOR + 3.208%)
$90,000	5.300%	03/15/77	$ 93,886
Transcanada Trust(b), Series 16-A (Canada)
(3M USD LIBOR + 4.640%)
70,000	5.875	08/15/76	77,350

			7,262,902

Financial Company – 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
650,000	2.875	08/14/24	659,231
900,000	3.650	07/21/27	934,385

			1,593,616

Food and Beverage – 1.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
785,000	3.650	02/01/26	887,728
950,000	4.700	02/01/36	1,211,007
1,651,000	4.900	02/01/46	2,156,211
Anheuser-Busch InBev Finance, Inc. (Belgium)
820,000	3.300	02/01/23	867,112
200,000	3.650	02/01/26	225,775
100,000	4.000	01/17/43	116,006
350,000	4.625	02/01/44	437,359
200,000	4.900	02/01/46	260,498
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
1,000,000	4.150	01/23/25	1,135,520
490,000	4.000	04/13/28	574,689
600,000	4.750	01/23/29	737,198
317,000	4.900	01/23/31	403,808
620,000	4.375	04/15/38	765,143
290,000	4.950	01/15/42	378,612
700,000	4.600	04/15/48	889,176
210,000	4.439	10/06/48	260,988
936,000	5.550	01/23/49	1,350,316
150,000	4.500	06/01/50	188,592
260,000	4.750	04/15/58	344,075
584,000	5.800	01/23/59	888,705
Diageo Capital PLC (United Kingdom)
400,000	2.125	04/29/32	424,449

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Food and Beverage – (continued)
Diageo Investment Corp. (United Kingdom)
$50,000	2.875%	05/11/22	$ 51,769

			14,554,736

Insurance – 0.1%
AXA SA (France)
205,000	8.600	12/15/30	318,090
Manulife Financial Corp.(b) (Canada)
(5 Year USD Swap + 1.647%)
410,000	4.061	02/24/32	448,189

			766,279

Internet – 0.3%
Alibaba Group Holding Ltd. (China)
1,068,000	3.125	11/28/21	1,091,831
300,000	3.400	12/06/27	336,745
236,000	4.200	12/06/47	303,298
270,000	4.400	12/06/57	363,340

			2,095,214

Metals & Mining – 0.2%
BHP Billiton Finance USA Ltd. (Australia)
150,000	4.125	02/24/42	193,258
350,000	5.000	09/30/43	509,317
Rio Tinto Finance USA Ltd. (Australia)
80,000	7.125	07/15/28	112,798
440,000	5.200	11/02/40	638,782
Rio Tinto Finance USA PLC (Australia)
80,000	4.125	08/21/42	103,477

			1,557,632

Mining – 0.4%
Barrick Gold Corp. (Canada)
340,000	5.250	04/01/42	471,233
Barrick North America Finance LLC (Canada)
50,000	5.700	05/30/41	71,514
170,000	5.750	05/01/43	250,156
Southern Copper Corp. (Peru)
230,000	7.500	07/27/35	346,641

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Mining – (continued)
Southern Copper Corp. (Peru) – (continued)
$250,000	6.750%	04/16/40	$ 370,007
418,000	5.250	11/08/42	554,654
190,000	5.875	04/23/45	269,555
Vale Overseas Ltd. (Brazil)
350,000	6.875	11/21/36	497,656
350,000	6.875	11/10/39	507,938

			3,339,354

Oil Company-Exploration & Production – 0.2%
CNOOC Finance 2013 Ltd. (China)
450,000	3.000	05/09/23	468,011
CNOOC Finance 2015 USA LLC (China)
300,000	3.500	05/05/25	325,099
305,000	4.375	05/02/28	352,852
CNOOC Petroleum North America ULC (China)
416,000	6.400	05/15/37	596,822

			1,742,784

Technology – 0.0%
NXP BV / NXP Funding LLC / NXP USA, Inc.(a) (Netherlands)
100,000	3.400	05/01/30	112,807

Telecommunications – 0.4%
America Movil SAB de CV (Mexico)
214,000	3.125	07/16/22	222,925
785,000	3.625	04/22/29	899,607
740,000	6.125	03/30/40	1,100,873
550,000	4.375	04/22/49	715,580

			2,938,985

Wireless – 0.6%
Vodafone Group PLC (United Kingdom)
532,000	2.950	02/19/23	560,571
1,000,000	3.750	01/16/24	1,093,680
50,000	4.125	05/30/25	57,149
50,000	4.375	05/30/28	59,970
700,000	5.250	05/30/48	957,586
550,000	4.875	06/19/49	721,926
550,000	4.250	09/17/50	679,435

			4,130,317

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Wirelines – 0.7%
British Telecommunications PLC (United Kingdom)
$310,000	9.625%	12/15/30	$ 505,822
Deutsche Telekom International Finance BV (Germany)
522,000	8.750	06/15/30	827,886
Orange SA (France)
430,000	9.000	03/01/31	708,568
310,000	5.375	01/13/42	441,772
Telefonica Emisiones SA (Spain)
200,000	4.103	03/08/27	230,284
100,000	7.045	06/20/36	150,132
500,000	4.665	03/06/38	599,788
650,000	5.213	03/08/47	829,563
550,000	4.895	03/06/48	684,710

			4,978,525

TOTAL FOREIGN CORPORATE DEBT (Cost $124,886,893)			$133,349,199

Principal Amount	Dividend Rate		Value

Investment Company – 0.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$3,142,888	0.016%		$ 3,142,888
(Cost $3,142,888)

TOTAL INVESTMENTS – 99.2% (Cost $699,914,024)			$748,756,174

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			5,975,559

NET ASSETS – 100.0%			$754,731,733

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2020.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – 87.7%
U.S. Treasury Bills
$400,000,000	0.082%	01/26/21	$ 399,951,778
315,936,000	0.084	01/26/21	315,897,912
185,762,700	0.080	02/25/21	185,728,308
9,032,000	0.092	02/25/21	9,030,328
82,781,000	0.093	02/25/21	82,765,674
1,794,000	0.094	02/25/21	1,793,668
4,002,000	0.099	02/25/21	4,001,259
89,258,400	0.102	02/25/21	89,241,875
113,703,800	0.113	02/25/21	113,682,749
949,000	0.114	02/25/21	948,824
385,000	0.120	02/25/21	384,929
63,378,800	0.122	02/25/21	63,367,066
350,000	0.127	02/25/21	349,935
1,100,000	0.153	02/25/21	1,099,796
420,000	0.158	02/25/21	419,922
5,544,000	0.086	03/25/21	5,542,530
1,430,000	0.087	03/25/21	1,429,621
99,881,500	0.090	03/25/21	99,855,010
58,391,600	0.092	03/25/21	58,376,114
3,190,000	0.094	03/25/21	3,189,154
840,000	0.096	03/25/21	839,777
135,118,000	0.098	03/25/21	135,082,165
455,000	0.104	03/25/21	454,879
400,000	0.109	03/25/21	399,894
455,000	0.119	03/25/21	454,879
385,000	0.126	03/25/21	384,898
74,628,000	0.127	03/25/21	74,608,208
350,000	0.128	03/25/21	349,907
490,000	0.132	03/25/21	489,870
420,000	0.147	03/25/21	419,889
350,000	0.152	03/25/21	349,907
490,000	0.155	03/25/21	489,870
5,320,000	0.082	04/22/21	5,318,295
79,086,300	0.084	04/22/21	79,060,954
754,000	0.094	04/22/21	753,758

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$7,368,500	0.098%	04/22/21	$ 7,366,138
1,682,000	0.101	04/22/21	1,681,461
155,253,300	0.104	04/22/21	155,203,544
32,962,800	0.107	04/22/21	32,952,236
215,000	0.109	04/22/21	214,931
520,000	0.112	04/22/21	519,833
520,000	0.122	04/22/21	519,833
440,000	0.129	04/22/21	439,859
630,000	0.137	04/22/21	629,798
405,000	0.138	04/22/21	404,870
885,000	0.145	04/22/21	884,716
120,000	0.146	04/22/21	119,962
210,000	0.150	04/22/21	209,933
49,307,200	0.152	04/22/21	49,291,398
300,000	0.155	04/22/21	299,904
1,065,000	0.157	04/22/21	1,064,659
336,000	0.162	04/22/21	335,892
8,997,700	0.166	04/22/21	8,994,816
990,000	0.168	04/22/21	989,683
212,718,500	0.089	05/27/21	212,626,988
13,523,500	0.076	07/15/21	13,517,026
2,408,000	0.091	07/15/21	2,406,847
767,000	0.097	07/15/21	766,633
1,032,000	0.099	07/15/21	1,031,506
1,711,000	0.100	07/15/21	1,710,181
215,000	0.107	07/15/21	214,897
91,382,300	0.108	07/15/21	91,338,557
22,557,600	0.109	07/15/21	22,546,802
1,118,000	0.119	07/15/21	1,117,465
16,755,300	0.074	08/12/21	16,746,099
1,792,000	0.094	08/12/21	1,791,016
57,317,600	0.096	08/12/21	57,286,124
559,000	0.097	08/12/21	558,693
1,247,000	0.100	08/12/21	1,246,315
312,000	0.101	08/12/21	311,830

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$160,000	0.107%	08/12/21	$ 159,912
169,000	0.109	08/12/21	168,907
27,876,500	0.118	08/12/21	27,861,192
169,000	0.119	08/12/21	168,907
728,000	0.099	10/07/21	727,412
34,591,600	0.122	10/07/21	34,563,675

TOTAL U.S. TREASURY BILLS (Cost $2,487,374,171)			$2,487,504,052

U.S. Treasury Notes – 12.2%
U.S. Treasury Notes
$96,745,300	2.625%	06/15/21	$ 98,069,487
96,648,000	2.750	09/15/21	98,645,329
104,493,500	2.000	10/31/21	106,299,160
41,412,100	2.875	11/15/21	42,504,821

TOTAL U.S. TREASURY NOTES (Cost $345,488,477)			$ 345,518,797

TOTAL INVESTMENTS – 99.9% (Cost $2,832,862,648)			$2,833,022,849

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			1,598,444

NET ASSETS – 100.0%			$2,834,621,293

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Notes – 35.1%
U.S. Treasury Notes
$2,900,000	1.375%	08/31/23	$ 2,995,496
5,930,000	2.125	02/29/24	6,297,845
4,550,000	2.500	01/31/25	4,967,854
7,050,000	2.000	02/15/25	7,554,516
4,475,000	2.125	05/31/26	4,888,937
7,380,000	2.000	11/15/26	8,036,416
2,440,000	2.750	02/15/28	2,807,430
1,840,000	2.875	08/15/28	2,145,469
1,650,000	2.375	05/15/29	1,872,363
600,000	1.500	02/15/30	638,203

TOTAL U.S. TREASURY NOTES (Cost $42,327,724)			$ 42,204,529

Corporate Obligations – 26.9%
Aerospace & Defense – 0.6%
General Dynamics Corp.
$15,000	3.625%	04/01/30	$ 17,911
Hexcel Corp.
40,000	3.950	02/15/27	42,618
Huntington Ingalls Industries, Inc.(a)
80,000	4.200	05/01/30	94,594
Lockheed Martin Corp.
80,000	3.550	01/15/26	90,667
50,000	4.500	05/15/36	65,795
40,000	2.800	06/15/50	43,750
Northrop Grumman Corp.
40,000	4.030	10/15/47	50,630
Northrop Grumman Systems Corp.
100,000	7.875	03/01/26	132,235
Raytheon Technologies Corp.
15,000	4.450	11/16/38	19,106
80,000	4.875 (a)	10/15/40	105,074
Textron, Inc.
80,000	3.000	06/01/30	85,266

			747,646

Banks – 4.0%
American Express Co.
80,000	3.625	12/05/24	88,757

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.
$40,000	4.100%		07/24/23	$ 43,823
(3M USD LIBOR + 0.780%)
100,000	3.550	(b)	03/05/24	106,718
(SOFR + 2.150%)
200,000	2.592	(b)	04/29/31	213,810
Bank of America Corp., Series L
80,000	4.750		04/21/45	109,315
Bank of America Corp., MTN
(3M USD LIBOR + 1.160%)
80,000	3.124	(b)	01/20/23	82,339
(3M USD LIBOR + 1.060%)
80,000	3.559	(b)	04/23/27	89,774
(3M USD LIBOR + 0.990%)
200,000	2.496	(b)	02/13/31	211,163
Bank of New York Mellon Corp. (The)
40,000	3.400		05/15/24	43,816
Bank of New York Mellon Corp. (The), MTN
40,000	2.950		01/29/23	42,172
(3M USD LIBOR + 1.069%)
100,000	3.442	(b)	02/07/28	114,636
Capital One Financial Corp.
120,000	4.200		10/29/25	136,130
Citigroup, Inc.
50,000	3.875		10/25/23	54,849
40,000	4.125		07/25/28	46,682
40,000	6.000		10/31/33	55,412
80,000	5.875		01/30/42	123,047
15,000	4.750		05/18/46	20,190
80,000	4.650		07/23/48	111,439
JPMorgan Chase & Co.
40,000	3.875		02/01/24	44,088
(3M USD LIBOR + 0.730%)
80,000	3.559	(b)	04/23/24	85,789
(SOFR + 1.585%)
40,000	2.005	(b)	03/13/26	41,867
80,000	4.250		10/01/27	94,188
(SOFR + 3.790%)

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
$160,000	4.493	%(b)	03/24/31	$ 196,618
(3M USD LIBOR + 1.360%)
200,000	3.882	(b)	07/24/38	243,924
40,000	4.850		02/01/44	57,643
(3M USD LIBOR + 1.380%)
40,000	3.964	(b)	11/15/48	51,304
(SOFR + 2.440%)
80,000	3.109	(b)	04/22/51	89,833
KeyCorp, MTN
120,000	4.100		04/30/28	141,697
80,000	2.550		10/01/29	86,921
Manufacturers & Traders Trust Co.
280,000	3.400		08/17/27	314,545
Morgan Stanley
80,000	4.300		01/27/45	108,695
Morgan Stanley, GMTN
120,000	4.350		09/08/26	140,970
Morgan Stanley, MTN
80,000	2.625		11/17/21	81,722
Northern Trust Corp.
100,000	3.650		08/03/28	117,582
150,000	3.150		05/03/29	170,645
PNC Financial Services Group, Inc. (The)
80,000	3.900		04/29/24	88,051
200,000	3.450		04/23/29	230,704
Regions Financial Corp.
80,000	2.750		08/14/22	83,075
State Street Corp.
160,000	2.400		01/24/30	176,223
Truist Bank
40,000	3.200		04/01/24	43,267
Truist Financial Corp., MTN
80,000	3.875		03/19/29	93,283
US Bancorp, MTN
40,000	2.950		07/15/22	41,665
80,000	3.900		04/26/28	95,315
80,000	3.000		07/30/29	89,593

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
US Bancorp, MTN – (continued)
$80,000	1.375%	07/22/30	$ 80,450

			4,783,729

Basic Industry – 0.7%
Albemarle Corp.
80,000	4.150	12/01/24	88,549
Dow Chemical Co. (The)
60,000	3.600	11/15/50	66,972
DuPont de Nemours, Inc.
120,000	2.169	05/01/23	121,979
54,000	4.205	11/15/23	59,449
Ecolab, Inc.
40,000	2.375	08/10/22	41,350
15,000	3.950	12/01/47	19,303
Georgia-Pacific LLC
10,000	8.000	01/15/24	12,232
Mosaic Co. (The)
80,000	4.875	11/15/41	89,990
PPG Industries, Inc.
15,000	3.750	03/15/28	18,066
Sherwin-Williams Co. (The)
280,000	2.750	06/01/22	288,488
Westlake Chemical Corp.
40,000	3.600	08/15/26	44,450

			850,828

Broadcasting – 0.2%
Discovery Communications LLC
80,000	4.125	05/15/29	93,193
40,000	3.625	05/15/30	45,413
Fox Corp.
40,000	4.030	01/25/24	44,146
40,000	4.709	01/25/29	48,475
40,000	5.576	01/25/49	58,461

			289,688

Brokerage – 0.6%
Affiliated Managers Group, Inc.
160,000	3.300	06/15/30	174,702
BlackRock, Inc.
15,000	3.250	04/30/29	17,290

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Brokerage – (continued)
BlackRock, Inc. – (continued)
$15,000	1.900%	01/28/31	$ 15,640
CME Group, Inc.
15,000	5.300	09/15/43	22,573
E*TRADE Financial Corp.
80,000	4.500	06/20/28	96,492
Intercontinental Exchange, Inc.
160,000	4.000	10/15/23	176,184
15,000	3.000	06/15/50	16,338
10,000	3.000	09/15/60	10,662
Jefferies Group LLC
20,000	6.500	01/20/43	27,209
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
40,000	4.150	01/23/30	46,881
Nasdaq, Inc.
80,000	3.250	04/28/50	88,119
Raymond James Financial, Inc.
15,000	4.950	07/15/46	20,677

			712,767

Building Materials – 0.1%
Mohawk Industries, Inc.
120,000	3.850	02/01/23	127,517

Capital Goods – 1.1%
Caterpillar Financial Services Corp., MTN
80,000	2.850	06/01/22	83,060
Caterpillar, Inc.
50,000	3.803	08/15/42	64,350
Cummins, Inc.
60,000	0.750	09/01/25	60,370
Eaton Corp.
70,000	2.750	11/02/22	73,218
Emerson Electric Co.
80,000	1.950	10/15/30	84,402
15,000	6.000	08/15/32	20,761
General Electric Co.
80,000	4.500	03/11/44	93,392
General Electric Co., MTN
160,000	5.550	01/05/26	190,413
John Deere Capital Corp., MTN
40,000	2.650	01/06/22	41,040

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
John Deere Capital Corp., MTN – (continued)
$80,000	2.450%	01/09/30	$ 87,706
Leggett & Platt, Inc.
80,000	4.400	03/15/29	90,796
Lennox International, Inc.
80,000	1.700	08/01/27	80,579
Otis Worldwide Corp.
60,000	2.293	04/05/27	64,224
Republic Services, Inc.
40,000	4.750	05/15/23	43,730
Waste Connections, Inc.
40,000	3.050	04/01/50	43,528
Westinghouse Air Brake Technologies Corp.
100,000	3.200	06/15/25	107,343
WW Grainger, Inc.
120,000	1.850	02/15/25	126,265
Xylem, Inc.
15,000	3.250	11/01/26	16,804

			1,371,981

Communications – 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
40,000	6.484	10/23/45	57,302
40,000	5.375	05/01/47	50,758
40,000	5.125	07/01/49	49,248
40,000	6.834	10/23/55	60,440
Comcast Corp.
75,000	3.300	04/01/27	84,760
50,000	3.150	02/15/28	56,390
80,000	4.400	08/15/35	102,445
60,000	4.000	08/15/47	76,073
25,000	3.969	11/01/47	31,487
40,000	3.999	11/01/49	51,654
80,000	2.800	01/15/51	84,321
Omnicom Group, Inc.
80,000	4.200	06/01/30	95,804
Time Warner Cable LLC
15,000	5.875	11/15/40	19,437

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
TWDC Enterprises 18 Corp.
$15,000	4.375%	08/16/41	$ 18,924
ViacomCBS, Inc.
15,000	3.375	03/01/22	15,438
80,000	3.875	04/01/24	87,235
80,000	4.000	01/15/26	91,203
11,000	6.875	04/30/36	15,689
15,000	4.900	08/15/44	18,262
Walt Disney Co. (The)
80,000	3.000	09/15/22	83,705
80,000	2.000	09/01/29	83,090
80,000	3.800	03/22/30	95,152
15,000	4.750	09/15/44	20,025

			1,348,842

Consumer Cyclical – 2.5%
Amazon.com, Inc.
80,000	4.050	08/22/47	107,364
15,000	2.500	06/03/50	15,849
Aptiv PLC
40,000	4.250	01/15/26	46,065
BorgWarner, Inc.
100,000	3.375	03/15/25	109,924
Costco Wholesale Corp.
40,000	3.000	05/18/27	45,019
Dollar General Corp.
200,000	3.500	04/03/30	230,240
DR Horton, Inc.
80,000	2.500	10/15/24	84,976
120,000	2.600	10/15/25	129,179
100,000	1.400	10/15/27	100,009
General Motors Co.
100,000	5.400	10/02/23	112,208
40,000	5.950	04/01/49	53,811
General Motors Financial Co., Inc.
120,000	3.150	06/30/22	123,922
40,000	3.700	05/09/23	42,378
100,000	2.900	02/26/25	106,053
80,000	3.850	01/05/28	89,057

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Global Payments, Inc.
$120,000	4.800%	04/01/26	$ 142,037
Home Depot, Inc. (The)
40,000	2.625	06/01/22	41,315
80,000	2.950	06/15/29	90,449
80,000	4.200	04/01/43	104,058
Lowe’s Cos., Inc.
80,000	3.120	04/15/22	82,626
30,000	3.000	10/15/50	32,374
Mastercard, Inc.
15,000	3.300	03/26/27	17,087
McDonald’s Corp., MTN
45,000	4.450	09/01/48	59,169
NIKE, Inc.
20,000	3.375	03/27/50	24,163
NVR, Inc.
80,000	3.000	05/15/30	86,806
O’Reilly Automotive, Inc.
80,000	4.200	04/01/30	96,293
Target Corp.
160,000	3.500	07/01/24	177,663
TJX Cos., Inc. (The)
80,000	3.750	04/15/27	92,794
Toyota Motor Credit Corp.
40,000	3.650	01/08/29	47,192
Toyota Motor Credit Corp., MTN
80,000	1.150	05/26/22	81,039
100,000	0.350	10/14/22	100,077
80,000	3.375	04/01/30	93,554
Walmart, Inc.
80,000	3.550	06/26/25	90,568
50,000	7.550	02/15/30	76,247
40,000	4.750	10/02/43	56,060
Western Union Co. (The)
40,000	6.200	11/17/36	49,592

			3,037,217

Consumer Noncyclical – 2.0%
Abbott Laboratories
80,000	3.875	09/15/25	91,670

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Abbott Laboratories – (continued)
$200,000	4.750%	11/30/36	$ 276,710
AbbVie, Inc.
200,000	3.450	03/15/22	206,979
80,000	4.550	03/15/35	101,617
40,000	4.500	05/14/35	50,694
15,000	4.700	05/14/45	19,546
50,000	4.250	11/21/49	63,326
Agilent Technologies, Inc.
120,000	2.750	09/15/29	130,895
Altria Group, Inc.
80,000	3.490	02/14/22	82,998
115,000	3.400	05/06/30	127,794
Amgen, Inc.
160,000	2.450	02/21/30	171,623
Becton Dickinson and Co.
80,000	3.794	05/20/50	95,095
Biogen, Inc.
80,000	3.150	05/01/50	80,690
Cardinal Health, Inc.
100,000	3.200	06/15/22	104,016
Centene Corp.
15,000	3.375	02/15/30	15,863
Equifax, Inc.
40,000	3.250	06/01/26	43,337
Johnson & Johnson
15,000	0.950	09/01/27	15,058
25,000	3.625	03/03/37	30,722
15,000	3.700	03/01/46	19,260
Merck & Co., Inc.
60,000	3.600	09/15/42	74,901
Mylan, Inc.
40,000	5.400	11/29/43	53,058
Pfizer, Inc.
40,000	0.800	05/28/25	40,389
10,000	4.100	09/15/38	12,842
120,000	2.550	05/28/40	128,204
40,000	2.700	05/28/50	42,669

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Philip Morris International, Inc.
$40,000	3.250%		11/10/24	$ 43,945
15,000	4.375		11/15/41	18,860
10,000	4.250		11/10/44	12,470
Thermo Fisher Scientific, Inc.
200,000	2.950		09/19/26	222,780
Walgreens Boots Alliance, Inc.
40,000	4.800		11/18/44	45,693
Wyeth LLC
10,000	6.500		02/01/34	15,625

				2,439,329

Consumer Products – 0.1%
Colgate-Palmolive Co., MTN
40,000	4.000		08/15/45	54,837
Procter & Gamble Co. (The)
40,000	2.150		08/11/22	41,267
Whirlpool Corp., MTN
15,000	5.150		03/01/43	19,439

				115,543

Electric – 2.8%
American Electric Power Co., Inc.
40,000	3.250		03/01/50	43,108
American Electric Power Co., Inc., Series J
36,000	4.300		12/01/28	42,954
Atmos Energy Corp.
40,000	4.150		01/15/43	49,717
40,000	3.375		09/15/49	47,225
Baltimore Gas and Electric Co.
40,000	3.750		08/15/47	49,200
Berkshire Hathaway Energy Co.
40,000	4.500		02/01/45	52,245
40,000	4.250	(a)	10/15/50	52,497
Black Hills Corp.
15,000	4.350		05/01/33	18,057
Cleco Corporate Holdings LLC
80,000	3.375		09/15/29	81,264
Cleco Power LLC
15,000	6.000		12/01/40	20,188
Commonwealth Edison Co.
160,000	3.400		09/01/21	162,470

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Commonwealth Edison Co. – (continued)
$75,000	3.650%	06/15/46	$ 90,001
Consolidated Edison Co. of New York, Inc.
40,000	4.625	12/01/54	54,680
Consolidated Edison Co. of New York, Inc., Series 08-B
10,000	6.750	04/01/38	15,282
Consolidated Edison Co. of New York, Inc., Series 12-A
40,000	4.200	03/15/42	49,029
Dominion Energy South Carolina, Inc.
80,000	5.100	06/01/65	125,903
Dominion Energy, Inc.
80,000	4.250	06/01/28	95,126
Dominion Energy, Inc., Series B
80,000	2.750	01/15/22	81,968
DTE Electric Co., Series A
40,000	4.000	04/01/43	49,469
DTE Energy Co., Series C
80,000	2.529	10/01/24	85,327
Duke Energy Carolinas LLC
40,000	3.950	03/15/48	50,496
Duke Energy Corp.
160,000	1.800	09/01/21	161,620
80,000	2.400	08/15/22	82,569
Duke Energy Indiana LLC
40,000	6.450	04/01/39	62,447
Entergy Louisiana LLC
15,000	4.200	04/01/50	19,770
Evergy Kansas Central, Inc.
40,000	4.250	12/01/45	50,912
Evergy Metro, Inc., Series 2019
15,000	4.125	04/01/49	18,985
FirstEnergy Corp., Series B
120,000	4.250	03/15/23	126,707
Florida Power & Light Co.
80,000	4.950	06/01/35	111,816
Interstate Power and Light Co.
40,000	3.500	09/30/49	46,094
Kentucky Utilities Co.
40,000	3.300	06/01/50	45,778

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
NextEra Energy Capital Holdings, Inc.
$280,000	2.900%	04/01/22	$ 289,103
Ohio Power Co., Series D
15,000	6.600	03/01/33	21,147
Oklahoma Gas and Electric Co.
40,000	3.900	05/01/43	45,447
Oncor Electric Delivery Co. LLC
100,000	3.800	06/01/49	125,533
ONE Gas, Inc.
40,000	4.658	02/01/44	52,311
Pacific Gas and Electric Co.
50,000	4.550	07/01/30	57,184
15,000	4.500	12/15/41	15,147
60,000	4.950	07/01/50	71,639
PacifiCorp
57,000	2.950	02/01/22	58,360
35,000	6.250	10/15/37	52,490
40,000	4.150	02/15/50	51,946
PPL Capital Funding, Inc.
25,000	5.000	03/15/44	32,593
PPL Electric Utilities Corp.
40,000	4.125	06/15/44	50,256
Public Service Co. of Colorado, Series 36
80,000	2.700	01/15/51	86,268
Puget Sound Energy, Inc.
55,000	4.223	06/15/48	71,249
Sempra Energy
15,000	6.000	10/15/39	21,603
Southern California Edison Co., Series B
40,000	4.875	03/01/49	51,249
Union Electric Co.
42,000	3.500	03/15/29	48,281
40,000	2.950	03/15/30	44,983
Virginia Electric and Power Co., Series B
15,000	3.800	09/15/47	19,443
Wisconsin Electric Power Co.
40,000	4.300	12/15/45	49,074
Wisconsin Public Service Corp.
10,000	3.300	09/01/49	11,497

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Xcel Energy, Inc.
$40,000	3.500%	12/01/49	$ 46,705

			3,416,412

Energy – 1.9%
BP Capital Markets America, Inc.
40,000	2.772	11/10/50	39,724
Burlington Resources LLC
40,000	5.950	10/15/36	55,453
Cheniere Corpus Christi Holdings LLC
80,000	5.875	03/31/25	92,048
40,000	5.125	06/30/27	46,550
El Paso Natural Gas Co. LLC
15,000	8.375	06/15/32	21,210
Energy Transfer Operating LP
40,000	3.750	05/15/30	41,330
45,000	7.500	07/01/38	55,856
40,000	6.000	06/15/48	44,908
Energy Transfer Partners LP / Regency Energy Finance Corp.
100,000	5.875	03/01/22	104,800
120,000	4.500	11/01/23	128,736
Enterprise Products Operating LLC
40,000	4.850	08/15/42	48,564
80,000	4.200	01/31/50	93,245
Enterprise Products Operating LLC, Series D
80,000	6.875	03/01/33	110,267
EOG Resources, Inc.
80,000	3.900	04/01/35	93,182
Exxon Mobil Corp.
80,000	4.227	03/19/40	98,894
Kinder Morgan Energy Partners LP, MTN
40,000	6.950	01/15/38	53,267
Marathon Petroleum Corp.
160,000	4.700	05/01/25	181,200
MPLX LP
40,000	4.700	04/15/48	45,180
National Fuel Gas Co.
200,000	5.500	01/15/26	224,792
Newfield Exploration Co.
40,000	5.375	01/01/26	42,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
ONEOK, Inc.
$80,000	2.200%		09/15/25	$ 80,790
40,000	5.200		07/15/48	43,678
Ovintiv, Inc.
40,000	8.125		09/15/30	46,431
Phillips 66
40,000	4.300		04/01/22	42,201
Phillips 66 Partners LP
80,000	4.680		02/15/45	84,419
Sabine Pass Liquefaction LLC
120,000	5.750		05/15/24	136,440
110,000	5.625		03/01/25	127,600
40,000	4.200		03/15/28	45,100
Transcontinental Gas Pipe Line Co. LLC
50,000	5.400		08/15/41	63,036
40,000	3.950	(a)	05/15/50	44,422

				2,335,323

Financial Company – 0.4%
Air Lease Corp.
26,000	3.500		01/15/22	26,714
Aircastle Ltd.
80,000	5.000		04/01/23	83,292
Ally Financial, Inc.
160,000	4.125		02/13/22	166,498
Ares Capital Corp.
65,000	3.625		01/19/22	66,820
80,000	3.250		07/15/25	82,922

				426,246

Food and Beverage – 1.2%
Campbell Soup Co.
40,000	4.800		03/15/48	53,079
Conagra Brands, Inc.
80,000	4.600		11/01/25	93,389
Constellation Brands, Inc.
40,000	3.150		08/01/29	44,529
Flowers Foods, Inc.
20,000	4.375		04/01/22	20,645
General Mills, Inc.
80,000	2.875		04/15/30	89,078

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
General Mills, Inc. – (continued)
$15,000	4.150%	02/15/43	$ 18,787
Hershey Co. (The)
80,000	3.375	08/15/46	94,131
Kellogg Co.
80,000	2.650	12/01/23	84,855
Keurig Dr Pepper, Inc.
160,000	4.417	05/25/25	184,671
Kraft Heinz Foods Co.
95,000	4.625	01/30/29	108,832
McCormick & Co., Inc.
160,000	2.700	08/15/22	165,700
Molson Coors Beverage Co.
160,000	4.200	07/15/46	185,388
PepsiCo, Inc.
40,000	3.500	07/17/25	45,057
40,000	2.750	03/19/30	44,817
40,000	3.375	07/29/49	48,737
Sysco Corp.
80,000	2.400	02/15/30	83,451
Tyson Foods, Inc.
40,000	3.550	06/02/27	45,810

			1,410,956

Hardware – 0.1%
Micron Technology, Inc.
120,000	4.185	02/15/27	138,600

Healthcare – 1.2%
Aetna, Inc.
40,000	4.750	03/15/44	50,825
Anthem, Inc.
40,000	4.850	08/15/54	49,932
Cigna Corp.
200,000	3.750	07/15/23	216,412
CVS Health Corp.
220,000	3.250	08/15/29	245,299
100,000	1.750	08/21/30	99,866
100,000	4.250	04/01/50	125,962
Evernorth Health, Inc.
120,000	4.500	02/25/26	141,106

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
HCA, Inc.
$40,000	5.250%	04/15/25	$ 46,700
40,000	4.500	02/15/27	45,900
40,000	5.500	06/15/47	53,050
Humana, Inc.
40,000	3.950	08/15/49	49,300
Quest Diagnostics, Inc.
120,000	2.800	06/30/31	132,402
UnitedHealth Group, Inc.
11,000	5.800	03/15/36	16,324
80,000	2.750	05/15/40	87,505
40,000	5.950	02/15/41	61,497

			1,422,080

Insurance – 0.8%
AXIS Specialty Finance LLC
40,000	3.900	07/15/29	44,242
Berkshire Hathaway Finance Corp.
80,000	4.400	05/15/42	107,296
Brown & Brown, Inc.
80,000	4.200	09/15/24	89,398
Cincinnati Financial Corp.
80,000	6.920	05/15/28	106,644
CNO Financial Group, Inc.
80,000	5.250	05/30/29	95,600
Lincoln National Corp.
80,000	4.000	09/01/23	87,641
80,000	3.800	03/01/28	92,189
Marsh & McLennan Cos., Inc.
80,000	3.500	06/03/24	87,538
MetLife, Inc.
80,000	4.600	05/13/46	110,694
Prudential Financial, Inc., MTN
15,000	6.625	06/21/40	23,145
60,000	3.700	03/13/51	72,536
Travelers Cos., Inc. (The)
40,000	3.750	05/15/46	50,232

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Voya Financial, Inc.(b) (3M USD LIBOR + 2.084%)
$40,000	4.700%	01/23/48	$ 40,975

			1,008,130

Metals – 0.1%
Steel Dynamics, Inc.
80,000	3.450	04/15/30	90,100

Metals and Mining – 0.1%
Reliance Steel & Aluminum Co.
80,000	4.500	04/15/23	86,202

Other – 0.1%
Yale University, Series 2020
80,000	2.402	04/15/50	80,603

REITs and Real Estate – 1.1%
Boston Properties LP
100,000	4.500	12/01/28	119,240
80,000	3.400	06/21/29	88,176
Camden Property Trust
80,000	3.150	07/01/29	89,965
Duke Realty LP
80,000	4.000	09/15/28	94,197
Equinix, Inc.
80,000	5.375	05/15/27	87,500
ERP Operating LP
40,000	4.150	12/01/28	47,411
40,000	4.000	08/01/47	49,093
Essex Portfolio LP
80,000	2.650	03/15/32	84,924
GLP Capital LP / GLP Financing II, Inc.
40,000	5.750	06/01/28	46,830
Kimco Realty Corp.
40,000	3.400	11/01/22	42,093
Omega Healthcare Investors, Inc.
40,000	3.625	10/01/29	41,216
Prologis LP
40,000	2.125	10/15/50	37,708
Realty Income Corp.
80,000	3.250	10/15/22	83,631
Simon Property Group LP
120,000	3.375	12/01/27	131,971

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Welltower, Inc.
$200,000	4.250%	04/15/28	$ 232,807

			1,276,762

Revenue – 0.1%
Hackensack Meridian Health, Inc., Series 2020
15,000	2.675	09/01/41	15,214
University of Chicago (The), Series 20B
40,000	2.761	04/01/45	41,380

			56,594

Software – 0.2%
Oracle Corp.
100,000	2.950	04/01/30	112,109
20,000	5.375	07/15/40	28,862
salesforce.com, Inc.
80,000	3.700	04/11/28	94,116

			235,087

Technology – 2.2%
Adobe, Inc.
80,000	2.300	02/01/30	86,810
Alphabet, Inc.
15,000	1.998	08/15/26	16,122
Apple, Inc.
15,000	3.200	05/11/27	17,030
200,000	4.500	02/23/36	271,482
80,000	3.850	05/04/43	103,226
80,000	4.450	05/06/44	110,963
Broadcom Corp. / Broadcom Cayman Finance Ltd.
160,000	3.625	01/15/24	172,550
Cisco Systems, Inc.
160,000	3.625	03/04/24	176,727
Corning, Inc.
45,000	4.375	11/15/57	55,853
Dell International LLC / EMC Corp.(a)
100,000	6.020	06/15/26	121,589
Intel Corp.
120,000	2.875	05/11/24	129,295
80,000	3.734	12/08/47	97,909
International Business Machines Corp.
15,000	5.875	11/29/32	21,642

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Jabil, Inc.
$80,000	3.600%	01/15/30	$ 87,603
KLA Corp.
80,000	3.300	03/01/50	90,175
Microsoft Corp.
200,000	4.250	02/06/47	280,567
NetApp, Inc.
80,000	1.875	06/22/25	83,407
PayPal Holdings, Inc.
160,000	2.400	10/01/24	170,308
QUALCOMM, Inc.
200,000	4.300	05/20/47	269,301
Seagate HDD Cayman(a)
120,000	4.125	01/15/31	135,450
VMware, Inc.
80,000	4.700	05/15/30	96,982
Xilinx, Inc.
40,000	2.950	06/01/24	43,064

			2,638,055

Transportation – 0.8%
Burlington Northern Santa Fe LLC
50,000	5.750	05/01/40	75,041
25,000	5.150	09/01/43	36,030
40,000	3.900	08/01/46	51,866
40,000	4.125	06/15/47	53,821
40,000	4.150	12/15/48	54,309
CSX Corp.
80,000	4.100	03/15/44	100,504
40,000	4.300	03/01/48	52,729
FedEx Corp.
40,000	3.900	02/01/35	48,053
40,000	4.400	01/15/47	50,622
40,000	4.950	10/17/48	54,106
Southwest Airlines Co.
40,000	5.250	05/04/25	45,663
Union Pacific Corp.
40,000	3.700	03/01/29	46,985
80,000	3.839	03/20/60	98,277

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
Union Pacific Railroad Co. Pass-Through Trust, Series 2015-1
$82,833	2.695%	05/12/27	$ 89,479
United Parcel Service, Inc.
40,000	3.625	10/01/42	48,462
15,000	4.250	03/15/49	20,383

			926,330

Water – 0.0%
American Water Capital Corp.
40,000	4.200	09/01/48	52,873

Wireless – 0.8%
American Tower Corp.
20,000	3.100	06/15/50	20,788
AT&T, Inc.
80,000	4.300	02/15/30	95,624
100,000	5.250	03/01/37	129,578
120,000	3.500	06/01/41	129,979
180,000	4.650	06/01/44	214,707
Crown Castle International Corp.
40,000	3.300	07/01/30	44,753
40,000	4.150	07/01/50	47,734
Verizon Communications, Inc.
100,000	3.150	03/22/30	112,456
21,000	4.500	08/10/33	26,696
80,000	5.500	03/16/47	118,257

			940,572

TOTAL CORPORATE OBLIGATIONS (Cost $31,890,065)			$32,366,012

Mortgage-Backed Securities – 25.7%
Federal Home Loan Mortgage Corporation
$960,123	4.500%	07/01/48	$1,027,569
Federal National Mortgage Association
1,400,000	2.000	TBA-30yr(c)	1,454,687
900,000	2.000	TBA-15yr(c)	937,125
2,300,000	2.500	TBA-30yr(c)	2,410,867
1,200,000	2.500	TBA-15yr(c)	1,247,625

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
Federal National Mortgage Association (continued)
$4,600,000	3.000%	TBA-30yr(c)	$ 4,804,844
1,000,000	3.000	TBA-15yr(c)	1,046,250
4,500,000	3.500	TBA-30yr(c)	4,746,797
400,000	3.500	TBA-15yr(c)	422,625
3,300,000	4.000	TBA-30yr(c)	3,520,687
100,000	4.500	TBA-30yr(c)	108,359
200,000	5.000	TBA-30yr(c)	221,391
239,878	4.500	06/01/48	259,678
400,000	5.000	12/01/49	448,791
Government National Mortgage Association
100,000	2.000	TBA-30yr(c)	104,648
1,300,000	2.500	TBA-30yr(c)	1,369,977
1,000,000	3.000	TBA-30yr(c)	1,043,672
200,000	5.000	TBA-30yr(c)	218,219
935,821	3.000	09/20/49	977,847
2,500,001	3.500	03/20/50	2,639,492
699,998	4.000	03/20/50	750,917
499,951	4.500	03/20/50	535,783
600,001	4.000	09/20/50	643,123

TOTAL MORTGAGE-BACKED SECURITIES (Cost $30,896,120)			$ 30,940,973

U.S. Treasury Bonds – 6.6%
U.S. Treasury Bonds
$1,225,000	4.375%	02/15/38	$ 1,845,443
1,430,000	3.875	08/15/40	2,078,639
1,450,000	2.500	02/15/45	1,753,311
810,000	2.500	05/15/46	981,840
1,100,000	2.000	02/15/50	1,214,211

TOTAL U.S. TREASURY BONDS (Cost $8,008,242)			$ 7,873,444

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – 3.7%
Banks – 1.3%
Bank of Nova Scotia (The) (Canada)
$105,000	2.700%	03/07/22	$ 108,174
200,000	3.400	02/11/24	217,133
Barclays PLC (United Kingdom)
200,000	4.375	09/11/24	220,667
200,000	5.200	05/12/26	231,758
Lloyds Banking Group PLC(b) (United Kingdom)
(US 1 Year CMT T-Note + 3.500%)
200,000	3.870	07/09/25	218,789
Natwest Group PLC (United Kingdom)
100,000	6.000	12/19/23	113,433
Royal Bank of Canada, GMTN (Canada)
40,000	1.600	04/17/23	41,150
Toronto-Dominion Bank (The)(b) (Canada)
(5 Year USD Swap + 2.205%)
160,000	3.625	09/15/31	180,400
Westpac Banking Corp. (Australia)
40,000	2.800	01/11/22	41,199
80,000	3.400	01/25/28	92,571
Westpac Banking Corp.(b), GMTN (Australia)
(5 Year USD Swap + 2.236%)
80,000	4.322	11/23/31	90,504

			1,555,778

Basic Industry – 0.0%
Syngenta Finance NV (Switzerland)
20,000	3.125	03/28/22	20,425

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
50,000	4.350	04/15/30	60,053
15,000	3.500	03/30/51	16,174

			76,227

Capital Goods – 0.1%
CNH Industrial NV (United Kingdom)
80,000	4.500	08/15/23	87,184

Communications – 0.0%
RELX Capital, Inc. (United Kingdom)
40,000	3.500	03/16/23	42,602

Consumer Noncyclical – 0.4%
AstraZeneca PLC (United Kingdom)
80,000	3.375	11/16/25	89,958

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
BAT Capital Corp. (United Kingdom)
$80,000	5.282%		04/02/50	$ 99,403
Bayer US Finance II LLC (Germany)
100,000	3.375	(a)	07/15/24	108,267
15,000	4.200	(a)	07/15/34	16,720
GlaxoSmithKline Capital PLC (United Kingdom)
100,000	3.000		06/01/24	108,035
Reynolds American, Inc. (United Kingdom)
81,000	5.700		08/15/35	102,412

				524,795

Energy – 0.2%
TransCanada PipeLines Ltd. (Canada)
80,000	4.875		01/15/26	94,697
120,000	6.200		10/15/37	166,920

				261,617

Financial Company – 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
160,000	3.950		02/01/22	163,948

Food and Beverage – 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
80,000	4.900		02/01/46	104,480
Anheuser-Busch InBev Finance, Inc. (Belgium)
80,000	3.300		02/01/23	84,597
15,000	4.700		02/01/36	18,997
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
46,000	4.375		04/15/38	56,769
40,000	4.600		04/15/48	50,810
40,000	5.550		01/23/49	57,706
40,000	4.750		04/15/58	52,934

				426,293

Internet – 0.4%
Alibaba Group Holding Ltd. (China)
200,000	4.500		11/28/34	248,372
Baidu, Inc. (China)
200,000	3.075		04/07/25	213,230

				461,602

Metals – 0.0%
ArcelorMittal SA (Luxembourg)
15,000	3.600		07/16/24	15,971

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Mining – 0.1%
Vale Overseas Ltd. (Brazil)
$100,000	3.750%	07/08/30	$ 109,777

Oil Company-Integrated – 0.2%
Petroleos Mexicanos (Mexico)
250,000	5.950	01/28/31	233,050

Technology – 0.1%
NXP BV / NXP Funding LLC / NXP USA, Inc.(a) (Netherlands)
120,000	3.400	05/01/30	135,369

Wireless – 0.2%
Vodafone Group PLC (United Kingdom)
80,000	2.500	09/26/22	82,976
80,000	2.950	02/19/23	84,297
50,000	5.250	05/30/48	68,399

			235,672

Wirelines – 0.1%
Bell Canada (Canada)
80,000	4.300	07/29/49	103,000
Deutsche Telekom International Finance BV (Germany)
15,000	8.750	06/15/30	23,790

			126,790

TOTAL FOREIGN CORPORATE DEBT (Cost $4,406,028)			$ 4,477,100

Foreign Debt Obligations – 1.1%
Sovereign – 1.1%
China Government International Bond(a) (China)
$200,000	0.400%	10/21/23	$ 200,509
Hungary Government International Bond (Hungary)
16,000	5.375	02/21/23	17,700
Indonesia Government International Bond (Indonesia)
200,000	3.850	10/15/30	234,237
Mexico Government International Bond (Mexico)
250,000	3.250	04/16/30	265,961
Qatar Government International Bond(a) (Qatar)
200,000	4.817	03/14/49	278,144
Romanian Government International Bond(a) (Romania)
16,000	3.000	02/14/31	17,138

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Russian Foreign Bond – Eurobond(a) (Russia)
$200,000	5.250%	06/23/47	$ 273,500

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $1,260,415)			$ 1,287,189

Principal Amount	Dividend Rate		Value

Investment Company – 18.6%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$22,355,542	0.016%		$ 22,355,542
(Cost $22,355,542)

TOTAL INVESTMENTS – 117.7% (Cost $141,144,136)			$141,504,789

LIABILITIES IN EXCESS OF ASSETS – (17.7)%			(21,279,344)

NET ASSETS – 100.0%			$120,225,445

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2020.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 32.5%
FHLMC REMIC
$2,532,322	5.000%	07/01/48	$ 2,803,518
FHLMC REMIC Series 2003-2682, Class FB(a) (1M USD LIBOR + 0.900%)
293,226	1.041	10/15/33	299,447
FHLMC REMIC Series 2003-2711, Class FA(a) (1M USD LIBOR + 1.000%)
345,215	1.141	11/15/33	353,790
FHLMC REMIC Series 2005-3033, Class FG(a) (1M USD LIBOR + 0.350%)
834,345	0.491	09/15/35	839,313
FHLMC REMIC Series 2007-3298, Class FC(a) (1M USD LIBOR + 0.420%)
426,284	0.561	04/15/37	429,306
FHLMC REMIC Series 2007-3314, Class FC(a) (1M USD LIBOR + 0.400%)
40,511	0.541	12/15/36	40,811
FHLMC REMIC Series 2007-3316, Class FB(a) (1M USD LIBOR + 0.300%)
1,007,793	0.441	08/15/35	1,011,557
FHLMC REMIC Series 2007-3371, Class FA(a) (1M USD LIBOR + 0.600%)
181,087	0.741	09/15/37	183,834
FHLMC REMIC Series 2009-3593, Class CF(a) (1M USD LIBOR + 0.600%)
2,101,007	0.741	02/15/36	2,133,184
FHLMC REMIC Series 2011-3895, Class FM(a) (1M USD LIBOR + 0.350%)
334,268	0.491	12/15/40	335,099
FHLMC REMIC Series 2012-4040, Class FW(a) (1M USD LIBOR + 0.370%)
721,248	0.511	05/15/32	723,032
FHLMC REMIC Series 2012-4057, Class FE(a) (1M USD LIBOR + 0.450%)
1,790,592	0.591	06/15/42	1,805,310
FHLMC REMIC Series 2012-4068, Class UF(a) (1M USD LIBOR + 0.500%)
387,070	0.641	06/15/42	390,267
FHLMC REMIC Series 2012-4098, Class MF(a) (1M USD LIBOR + 0.300%)
569,326	0.441	11/15/41	569,231
FHLMC REMIC Series 2013-4203, Class QF(a) (1M USD LIBOR + 0.250%)
1,844,244	0.391	05/15/43	1,843,342
FHLMC REMIC Series 2013-4248, Class FL(a) (1M USD LIBOR + 0.450%)
136,993	0.591	05/15/41	138,273
FHLMC REMIC Series 2013-4263, Class FB(a) (1M USD LIBOR + 0.400%)
101,525	0.541	11/15/43	102,292
FHLMC REMIC Series 2013-4272, Class FD(a) (1M USD LIBOR + 0.350%)
111,885	0.491	11/15/43	112,459
FHLMC REMIC Series 2018-4818, Class FC(a) (1M USD LIBOR + 0.300%)
617,177	0.441	04/15/48	617,367
FHLMC REMIC Series 2019-4897, Class F(a) (1M USD LIBOR + 0.400%)
2,106,367	0.541	07/15/49	2,122,779

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FHLMC REMIC Series 2019-4903, Class F(a) (1M USD LIBOR + 0.450%)
$532,429	0.591%	09/15/48	$ 536,485
FHLMC REMIC Series 2020-5002, Class FJ(a) (1M USD LIBOR + 0.400%)
375,518	0.550	07/25/50	377,883
FHLMC REMIC Series 2020-5031, Class FA(a) (SOFR + 0.300%)
4,633,568	0.391	08/15/43	4,633,568
FHLMC STRIPS Series 2006-239, Class F22(a) (1M USD LIBOR + 0.350%)
283,054	0.491	08/15/36	284,553
FHLMC STRIPS Series 2006-239, Class F30(a) (1M USD LIBOR + 0.300%)
707,635	0.441	08/15/36	710,885
FNMA REMIC Series 2004-54, Class FL(a) (1M USD LIBOR + 0.400%)
182,788	0.550	07/25/34	183,983
FNMA REMIC Series 2004-54, Class FN(a) (1M USD LIBOR + 0.450%)
446,956	0.600	07/25/34	451,235
FNMA REMIC Series 2005-120, Class FE(a) (1M USD LIBOR + 0.520%)
621,745	0.670	01/25/36	629,755
FNMA REMIC Series 2005-87, Class FE(a) (1M USD LIBOR + 0.450%)
710,557	0.600	10/25/35	716,569
FNMA REMIC Series 2006-16, Class FC(a) (1M USD LIBOR + 0.300%)
197,432	0.450	03/25/36	197,890
FNMA REMIC Series 2006-36, Class FB(a) (1M USD LIBOR + 0.300%)
94,277	0.450	05/25/36	94,594
FNMA REMIC Series 2006-42, Class PF(a) (1M USD LIBOR + 0.410%)
166,355	0.560	06/25/36	167,624
FNMA REMIC Series 2006-61, Class FD(a) (1M USD LIBOR + 0.360%)
269,794	0.510	07/25/36	271,356
FNMA REMIC Series 2006-79, Class DF(a) (1M USD LIBOR + 0.350%)
629,921	0.500	08/25/36	633,243
FNMA REMIC Series 2006-88, Class AF(a) (1M USD LIBOR + 0.460%)
537,462	0.610	09/25/36	543,042
FNMA REMIC Series 2007-35, Class PF(a) (1M USD LIBOR + 0.250%)
117,676	0.400	04/25/37	117,900
FNMA REMIC Series 2007-67, Class FB(a) (1M USD LIBOR + 0.320%)
663,856	0.470	07/25/37	666,530
FNMA REMIC Series 2008-1, Class CF(a) (1M USD LIBOR + 0.700%)
73,924	0.850	02/25/38	74,829
FNMA REMIC Series 2009-110, Class FG(a) (1M USD LIBOR + 0.750%)
370,038	0.900	01/25/40	376,343
FNMA REMIC Series 2010-113, Class FA(a) (1M USD LIBOR + 0.400%)
247,438	0.550	10/25/40	249,196

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2010-116, Class FE(a) (1M USD LIBOR + 0.400%)
$303,824	0.550%	10/25/40	$ 306,029
FNMA REMIC Series 2010-141, Class FB(a) (1M USD LIBOR + 0.470%)
185,239	0.620	12/25/40	187,005
FNMA REMIC Series 2010-15, Class FJ(a) (1M USD LIBOR + 0.930%)
567,611	1.080	06/25/36	579,041
FNMA REMIC Series 2010-39, Class FE(a) (1M USD LIBOR + 0.770%)
901,499	0.920	06/25/37	917,888
FNMA REMIC Series 2010-39, Class FG(a) (1M USD LIBOR + 0.920%)
383,263	1.070	03/25/36	393,645
FNMA REMIC Series 2010-46, Class WF(a) (1M USD LIBOR + 0.750%)
3,063,289	0.900	05/25/40	3,138,493
FNMA REMIC Series 2010-49, Class FB(a) (1M USD LIBOR + 0.750%)
286,324	0.900	05/25/40	291,962
FNMA REMIC Series 2011-5, Class PF(a) (1M USD LIBOR + 0.600%)
496,205	0.750	11/25/40	498,112
FNMA REMIC Series 2011-53, Class FT(a) (1M USD LIBOR + 0.580%)
257,586	0.730	06/25/41	261,486
FNMA REMIC Series 2011-87, Class FJ(a) (1M USD LIBOR + 0.550%)
427,118	0.700	09/25/41	431,972
FNMA REMIC Series 2012-101, Class FC(a) (1M USD LIBOR + 0.500%)
242,830	0.650	09/25/42	244,889
FNMA REMIC Series 2012-14, Class BF(a) (1M USD LIBOR + 0.600%)
1,689,786	0.750	03/25/42	1,723,098
FNMA REMIC Series 2012-37, Class BF(a) (1M USD LIBOR + 0.500%)
246,801	0.650	12/25/35	249,601
FNMA REMIC Series 2013-10, Class KF(a) (1M USD LIBOR + 0.300%)
158,784	0.450	02/25/43	159,083
FNMA REMIC Series 2013-130, Class FB(a) (1M USD LIBOR + 0.450%)
199,967	0.600	01/25/44	201,784
FNMA REMIC Series 2013-19, Class DF(a) (1M USD LIBOR + 0.300%)
1,875,315	0.450	09/25/41	1,879,492
FNMA REMIC Series 2013-2, Class QF(a) (1M USD LIBOR + 0.500%)
129,600	0.650	02/25/43	130,947
FNMA REMIC Series 2014-17, Class FE(a) (1M USD LIBOR + 0.550%)
1,726,041	0.700	04/25/44	1,748,257
FNMA REMIC Series 2015-27, Class KF(a) (1M USD LIBOR + 0.300%)
174,561	0.450	05/25/45	175,091
FNMA REMIC Series 2015-87, Class BF(a) (1M USD LIBOR + 0.300%)
670,351	0.450	12/25/45	672,921

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2016-49, Class EF(a) (1M USD LIBOR + 0.400%)
$1,549,343	0.550%	08/25/46	$ 1,560,465
FNMA REMIC Series 2017-91, Class GF(a) (1M USD LIBOR + 0.350%)
3,663,744	0.500	11/25/47	3,681,221
FNMA REMIC Series 2019-6, Class KF(a) (1M USD LIBOR + 0.450%)
4,235,125	0.600	03/25/49	4,271,254
GNMA Series 2004-59, Class FP(a) (1M USD LIBOR + 0.300%)
642,370	0.441	08/16/34	644,780
GNMA Series 2005-4, Class FA(a) (1M USD LIBOR + 0.370%)
607,438	0.511	01/16/35	610,501
GNMA Series 2007-59, Class FA(a) (1M USD LIBOR + 0.500%)
189,911	0.647	10/20/37	192,425
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class ASB
650,000	2.713	08/15/49	684,074
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class ASB
694,628	3.540	08/15/48	735,933
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A3
265,842	2.655	02/15/46	272,637
Wells Fargo Commercial Mortgage Trust Series 2013-LC12, Class A4(a)
700,000	4.218	07/15/46	749,348
WFRBS Commercial Mortgage Trust Series 2012-C10, Class A3
537,000	2.875	12/15/45	551,919

TOTAL MORTGAGE-BACKED SECURITIES (Cost $56,471,435)			$56,917,027

Asset- Backed Securities – 23.3%
Access to Loans for Learning Student Loan Corp., Series 2012-1, Class A(a) (1M USD LIBOR + 0.700%)
$27,930	0.850%	07/25/36	$27,836
Ally Master Owner Trust, Series 2018-1, Class A2
295,000	2.700	01/17/23	295,823
American Express Credit Account Master Trust, Series 2017-2, Class A(a) (1M USD LIBOR + 0.450%)
135,000	0.591	09/16/24	135,437
American Express Credit Account Master Trust, Series 2019-3, Class A
1,070,000	2.000	04/15/25	1,103,248
AMMC CLO Ltd., Series 2017-14A, Class A1LR(a)(b) (3M USD LIBOR + 1.250%) (Cayman Islands)
1,000,000	1.465	07/25/29	997,751

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
$194,761	1.052%	11/17/27	$ 192,614
Atrium XII, Series 2017-12A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
253,133	1.046	04/22/27	251,625
BA Credit Card Trust, Series 2018-A3, Class A3
500,000	3.100	12/15/23	508,790
Bain Capital Credit CLO Ltd., Series 2019-2A, Class AR(a)(b) (3M USD LIBOR + 1.140%) (Cayman Islands)
1,226,428	1.377	01/15/29	1,223,185
Barings CLO Ltd., Series 2018-3A, Class A1(a)(b) (3M USD LIBOR + 0.950%) (Cayman Islands)
500,000	1.168	07/20/29	498,552
BlueMountain CLO Ltd., Series 2016-1A, Class A1R(a)(b) (3M USD LIBOR + 1.330%) (Cayman Islands)
123,426	1.554	04/13/27	123,465
BlueMountain CLO Ltd., Series 2017-2A, Class A1R(a)(b) (3M USD LIBOR + 1.180%) (Cayman Islands)
986,874	1.396	10/22/30	985,611
BlueMountain CLO Ltd., Series 2018-2A, Class A1R(a)(b) (3M USD LIBOR + 0.930%) (Cayman Islands)
649,646	1.148	07/18/27	648,420
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16(a) (3M USD LIBOR + 0.200%)
150,324	0.425	06/25/26	149,925
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10(a) (3M USD LIBOR + 0.120%)
947,470	0.345	06/25/26	936,715
Brazos Higher Education Authority, Inc., Series 2010-1, Class A1(a) (3M USD LIBOR + 0.900%)
81,277	1.107	05/25/29	81,312
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.800%)
1,000,100	1.007	02/25/30	1,003,371
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2(a) (3M USD LIBOR + 0.850%)
86,642	1.065	07/25/29	86,514
California Street CLO XII Ltd., Series 2013-12A, Class AR(a)(b) (3M USD LIBOR + 1.030%) (Cayman Islands)
322,231	1.267	10/15/25	322,205

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7(a) (1M USD LIBOR + 0.510%)
$300,000	0.651%	09/16/24	$ 301,231
Carlyle Global Market Strategies CLO Ltd., Series 2018-2A, Class A1R(a)(b) (3M USD LIBOR + 0.780%) (Cayman Islands)
333,011	0.997	04/27/27	331,511
Cedar Funding II CLO Ltd., Series 2017-1A, Class A1R(a)(b) (3M USD LIBOR + 1.230%) (Cayman Islands)
250,000	1.472	06/09/30	249,826
Chase Issuance Trust, Series 2020-A1, Class A1
400,000	1.530	01/15/25	410,638
Crown Point CLO 5 Ltd., Series 2018-5A, Class A(a)(b) (3M USD LIBOR + 0.940%) (Cayman Islands)
266,853	1.158	07/17/28	265,450
Crown Point CLO 6 Ltd., Series 2018-6A, Class A1(a)(b) (3M USD LIBOR + 1.170%) (Cayman Islands)
292,180	1.388	10/20/28	291,631
Discover Card Execution Note Trust, Series 2017-A7, Class A7(a) (1M USD LIBOR + 0.360%)
150,000	0.501	04/15/25	150,314
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
252,425	1.137	10/15/27	251,436
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
250,000	1.137	04/15/29	248,326
Edsouth Indenture No 2 LLC, Series 2012-1, Class A1(a)(b) (1M USD LIBOR + 1.150%)
299,095	1.300	09/25/40	300,033
Edsouth Indenture No 3 LLC, Series 2012-2, Class A(a)(b) (1M USD LIBOR + 0.730%)
53,055	0.880	04/25/39	52,720
Educational Funding of the South, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.650%)
1,405,352	0.865	04/25/35	1,396,440
Evergreen Credit Card Trust, Series 2019-1, Class A(a)(b) (1M USD LIBOR + 0.480%) (Canada)
500,000	0.621	01/15/23	500,112
Ford Credit Auto Owner Trust, Series 2017-1, Class A(b)
1,450,000	2.620	08/15/28	1,488,742
Ford Credit Floorplan Master Owner Trust A, Series 2018-2, Class A
1,000,000	3.170	03/15/25	1,061,225

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Gallatin CLO VIII Ltd., Series 2017-1A, Class A(a)(b) (3M USD LIBOR + 1.300%) (Cayman Islands)
$559,187	1.537%	07/15/27	$ 559,028
GCO Education Loan Funding Trust, Series 2006-1, Class A10L(a) (3M USD LIBOR + 0.190%)
617,069	0.440	02/27/28	612,325
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class A(b)
1,000,000	0.690	10/15/25	1,000,547
Goal Capital Funding Trust, Series 2010-1, Class A(a)(b) (3M USD LIBOR + 0.700%)
371,574	0.907	08/25/48	367,798
Golden Credit Card Trust, Series 2018-1A, Class A(b) (Canada)
100,000	2.620	01/15/23	100,277
Higher Education Funding I, Series 2014-1, Class A(a)(b) (3M USD LIBOR + 1.050%)
1,780,054	1.257	05/25/34	1,788,102
Honda Auto Receivables Owner Trust, Series 2019-4, Class A3
1,000,000	1.830	01/18/24	1,021,064
Jamestown CLO IX Ltd., Series 2016-9A, Class A1AR(a)(b) (3M USD LIBOR + 1.170%) (Cayman Islands)
850,000	1.388	10/20/28	847,260
KnowledgeWorks Foundation, Series 2010-1, Class A(a) (3M USD LIBOR + 0.950%)
378,347	1.157	02/25/42	376,195
LCM XX LP, Series 2018-20A, Class AR(a)(b) (3M USD LIBOR + 1.040%) (Cayman Islands)
2,000,000	1.258	10/20/27	1,991,252
Madison Park Funding XI Ltd., Series 2017-11A, Class X(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
42,188	1.109	07/23/29	42,202
Navient Student Loan Trust 2016-6, Series 2016-6A, Class A2(a)(b) (1M USD LIBOR + 0.750%)
629,936	0.900	03/25/66	630,737
Nelnet Student Loan Trust, Series 2014-2A, Class A2(a)(b) (1M USD LIBOR + 0.600%)
622,234	0.750	03/25/30	619,708
Nelnet Student Loan Trust, Series 2014-4A, Class A1(a)(b) (1M USD LIBOR + 0.540%)
733,534	0.690	11/27/39	730,010
Nelnet Student Loan Trust, Series 2016-1A, Class A(a)(b) (1M USD LIBOR + 0.800%)
598,415	0.950	09/25/65	595,336

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Neuberger Berman CLO XX Ltd., Series 2017-20A, Class AR(a)(b) (3M USD LIBOR + 0.800%) (Cayman Islands)
$222,996	1.037%	01/15/28	$ 221,972
Nissan Auto Lease Trust, Series 2020-A, Class A3
165,000	1.840	01/17/23	167,796
Northstar Education Finance, Inc., Series 2012-1, Class A(a)(b) (1M USD LIBOR + 0.700%)
163,326	0.850	12/26/31	163,837
NorthStar Student Loan Trust III, Series 2016-1, Class A(a)(b) (1M USD LIBOR + 1.250%)
246,721	1.400	05/27/36	247,629
Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR(a)(b) (3M USD LIBOR + 0.800%) (Cayman Islands)
382,078	1.018	10/20/26	381,157
Octagon Investment Partners Ltd., Series 2015-1A, Class A1R(a)(b) (3M USD LIBOR + 0.850%) (Cayman Islands)
385,916	1.087	07/15/27	384,184
Pennsylvania Higher Education Assistance Agency, Series 2009-1, Class A1(a) (3M USD LIBOR + 0.900%)
141,519	1.115	07/25/29	141,621
Recette CLO Ltd., Series 2015-1A, Class AR(a)(b) (3M USD LIBOR + 0.920%) (Cayman Islands)
151,049	1.138	10/20/27	150,908
Rhode Island Student Loan Authority, Series 2012-1, Class A1(a) (1M USD LIBOR + 0.900%)
157,499	1.055	07/01/31	156,924
Rhode Island Student Loan Authority, Series 2014-1, Class A1(a) (1M USD LIBOR + 0.700%)
216,992	0.855	10/02/28	215,430
SLC Student Loan Trust, Series 2005-3, Class A3(a) (3M USD LIBOR + 0.120%)
1,058,236	0.370	06/15/29	1,051,828
SLC Student Loan Trust, Series 2005-5, Class A4(a) (3M USD LIBOR + 0.140%)
1,101,673	0.355	10/25/28	1,093,599
SLC Student Loan Trust, Series 2007-1, Class A4(a) (3M USD LIBOR + 0.060%)
1,021,763	0.281	05/15/29	1,008,081
SLC Student Loan Trust, Series 2010-1, Class A(a) (3M USD LIBOR + 0.875%)
474,381	1.082	11/25/42	474,857
SLM Student Loan Trust, Series 2003-11, Class A6(a)(b) (3M USD LIBOR + 0.550%)
168,160	0.800	12/15/25	168,058
SLM Student Loan Trust, Series 2003-14, Class A6(a) (3M USD LIBOR + 0.300%)
273,084	0.515	07/25/25	271,418

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
SLM Student Loan Trust, Series 2004-1, Class A4(a) (3M USD LIBOR + 0.260%)
$343,903	0.475%	10/27/25	$ 341,770
SLM Student Loan Trust, Series 2005-7, Class A4(a) (3M USD LIBOR + 0.150%)
313,179	0.365	10/25/29	308,933
Sound Point CLO Ltd., Series 2016-3A, Class AR(a)(b) (3M USD LIBOR + 1.150%) (Cayman Islands)
400,000	1.359	01/23/29	398,263
South Carolina Student Loan Corp., Series 2014-1, Class A1(a) (1M USD LIBOR + 0.750%)
427,635	0.905	05/01/30	426,820
THL Credit Wind River CLO Ltd., Series 2017-2A, Class A(a)(b) (3M USD LIBOR + 1.230%) (Cayman Islands)
1,000,000	1.448	07/20/30	997,497
TICP CLO Ltd., Series 2019-6A, Class AR(a)(b) (3M USD LIBOR + 1.200%) (Cayman Islands)
750,000	1.437	01/15/29	750,133
Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4
300,000	1.980	12/15/22	302,165
TRESTLES CLO Ltd., Series 2017-1A, Class A1A(a)(b) (3M USD LIBOR + 1.290%) (Cayman Islands)
250,000	1.505	07/25/29	249,928
Utah State Board of Regents, Series 2016-1, Class A(a) (1M USD LIBOR + 0.750%)
183,888	0.900	09/25/56	182,351
Venture XVI CLO Ltd., Series 2014-16A, Class ARR(a)(b) (3M USD LIBOR + 0.850%) (Cayman Islands)
157,099	1.087	01/15/28	156,091
Voya CLO Ltd., Series 2015-1A, Class A1R(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
300,000	1.118	01/18/29	297,780
Wellfleet CLO Ltd., Series 2019-1A, Class AR3(a)(b) (3M USD LIBOR + 1.280%) (Cayman Islands)
985,900	1.498	07/20/29	983,650
Zais CLO Ltd., Series 2020-15A, Class A1(a)(b) (3M USD LIBOR + 2.555%) (Cayman Islands)
1,000,000	2.777	07/28/30	1,000,219

TOTAL ASSET- BACKED SECURITIES (Cost $40,661,630)			$40,848,774

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 17.6%
Banks – 7.3%
American Express Credit Corp., MTN
$500,000	2.250%		05/05/21	$ 503,344
Bank of America Corp.(a), MTN
(3M USD LIBOR + 0.630%)
1,425,000	3.499		05/17/22	1,445,311
Capital One Financial Corp.
200,000	3.450		04/30/21	202,024
Capital One NA
705,000	2.950		07/23/21	715,276
Citigroup, Inc.
710,000	2.350		08/02/21	719,675
(SOFR + 0.870%)
240,000	0.951	(a)	11/04/22	240,977
Citizens Bank NA/Providence RI
550,000	2.550		05/13/21	554,487
Citizens Financial Group, Inc.
701,000	2.375		07/28/21	709,242
Discover Bank
250,000	3.200		08/09/21	254,193
Fifth Third Bancorp
600,000	2.600		06/15/22	618,990
Fifth Third Bank NA(a)
(3M USD LIBOR + 0.640%)
500,000	0.854		02/01/22	503,011
JPMorgan Chase & Co.(a)
(3M USD LIBOR + 0.610%)
1,744,000	3.514		06/18/22	1,774,352
Manufacturers & Traders Trust Co.(a)
(3M USD LIBOR + 0.640%)
675,000	0.865		12/01/21	672,241
Morgan Stanley
(3M USD LIBOR + 1.180%)
740,000	1.398	(a)	01/20/22	741,097
(SOFR + 0.830%)
350,000	0.915	(a)	06/10/22	350,830
Morgan Stanley(a), GMTN
(SOFR + 0.700%)
600,000	0.782		01/20/23	601,757
MUFG Union Bank NA
300,000	3.150		04/01/22	310,494

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Truist Bank(a)
(SOFR + 0.730%)
$500,000	0.816%		03/09/23	$ 503,807
Wells Fargo Bank NA
(3M USD LIBOR + 0.510%)
750,000	0.726	(a)	10/22/21	752,332
(3M USD LIBOR + 0.650%)
671,000	2.082	(a)	09/09/22	679,564

				12,853,004

Brokerage – 1.1%
Intercontinental Exchange, Inc.(a)
(3M USD LIBOR + 0.650%)
1,200,000	0.903		06/15/23	1,204,216
TD Ameritrade Holding Corp.(a)
(3M USD LIBOR + 0.430%)
758,000	0.644		11/01/21	760,139

				1,964,355

Capital Goods – 0.9%
General Electric Co., GMTN
1,175,000	3.150		09/07/22	1,228,281
Honeywell International, Inc.
394,000	0.483		08/19/22	394,545

				1,622,826

Communications – 0.5%
Moody’s Corp.
400,000	4.500		09/01/22	424,260
TWDC Enterprises 18 Corp.(a), MTN
(3M USD LIBOR + 0.390%)
375,000	0.621		03/04/22	376,120

				800,380

Consumer Cyclical – 0.5%
Ralph Lauren Corp.
800,000	1.700		06/15/22	815,874

Consumer Noncyclical – 0.8%
AbbVie, Inc.
(3M USD LIBOR + 0.460%)
325,000	0.691	(a)	11/19/21	325,662
350,000	3.450		03/15/22	361,771

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Gilead Sciences, Inc.(a)
(3M USD LIBOR + 0.520%)
$750,000	0.740%	09/29/23	$ 751,480

			1,438,913

Consumer Products – 0.3%
Clorox Co. (The)
500,000	3.800	11/15/21	516,159

Electric – 1.6%
American Electric Power Co., Inc.(a), Series A
(3M USD LIBOR + 0.480%)
625,000	0.680	11/01/23	625,568
Duke Energy Progress LLC(a), Series A
(3M USD LIBOR + 0.180%)
459,000	0.400	02/18/22	459,021
Entergy Corp.
580,000	4.000	07/15/22	609,882
Florida Power & Light Co.(a)
(3M USD LIBOR + 0.380%)
250,000	0.602	07/28/23	249,989
NextEra Energy Capital Holdings, Inc.(a)
(3M USD LIBOR + 0.550%)
500,000	0.774	08/28/21	500,051
Southern Co. (The)
300,000	2.350	07/01/21	303,028
Southern Power Co.(a)(b)
(3M USD LIBOR + 0.550%)
4,000	0.777	12/20/20	4,003

			2,751,542

Energy – 0.3%
Kinder Morgan Energy Partners LP
465,000	5.000	10/01/21	477,012

Financial Company – 0.4%
Air Lease Corp.
750,000	3.500	01/15/22	769,592

Insurance – 1.7%
Guardian Life Global Funding(b)
575,000	2.500	05/08/22	592,824
Jackson National Life Global Funding(a)(b)
(SOFR + 0.600%)
900,000	0.684	01/06/23	902,706

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Marsh & McLennan Cos., Inc.
$250,000	3.500%	12/29/20	$ 250,601
Metropolitan Life Global Funding I(a)(b)
(SOFR + 0.570%)
900,000	0.653	01/13/23	904,008
Protective Life Global Funding(a)(b)
(3M USD LIBOR + 0.520%)
345,000	0.753	06/28/21	345,985

			2,996,124

Technology – 1.2%
Electronic Arts, Inc.
300,000	3.700	03/01/21	301,620
Fiserv, Inc.
800,000	4.750	06/15/21	819,043
Hewlett Packard Enterprise Co.(a)
(3M USD LIBOR + 0.720%)
900,000	0.954	10/05/21	900,351

			2,021,014

Transportation – 1.0%
Penske Truck Leasing Co. LP / PTL Finance Corp.(b)
754,000	3.300	04/01/21	759,341
Ryder System, Inc., MTN
1,000,000	3.500	06/01/21	1,016,113

			1,775,454

TOTAL CORPORATE OBLIGATIONS (Cost $30,756,210)			$30,802,249

Foreign Corporate Debt – 17.1%
Aerospace & Defense – 0.2%
BAE Systems PLC(b) (United Kingdom)
$410,000	4.750%	10/11/21	$424,731

Banks – 13.3%
Australia & New Zealand Banking Group Ltd. (Australia)
600,000	2.550	11/23/21	613,411
Bank of Montreal(a), MTN (Canada)
(SOFR + 0.680%)
1,450,000	0.766	03/10/23	1,459,827
Bank of Nova Scotia (The)(a) (Canada)
(SOFR + 0.550%)
1,200,000	0.633	09/15/23	1,204,540

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Banque Federative du Credit Mutuel SA(b) (France)
$550,000	2.500%		04/13/21	$ 554,492
BNP Paribas SA (France)
700,000	5.000		01/15/21	703,938
BPCE SA(a), MTN (France)
(3M USD LIBOR + 0.880%)
250,000	1.105		05/31/22	252,441
Canadian Imperial Bank of Commerce(a) (Canada)
(SOFR + 0.800%)
1,395,000	0.884		03/17/23	1,406,376
Commonwealth Bank of Australia(b) (Australia)
600,000	2.750		03/10/22	618,752
Cooperatieve Rabobank UA (Netherlands)
500,000	3.875		02/08/22	520,955
Credit Suisse AG(a) (Switzerland)
(SOFR + 0.450%)
1,200,000	0.532		02/04/22	1,201,517
DNB Bank ASA(a)(b) (Norway)
(3M USD LIBOR + 0.620%)
850,000	0.848		12/02/22	856,709
ING Groep NV (Netherlands)
(3M USD LIBOR + 1.150%)
200,000	1.368	(a)	03/29/22	202,177
750,000	3.150		03/29/22	776,531
Macquarie Bank Ltd. (Australia)
200,000	2.850	(b)	01/15/21	200,616
400,000	2.100	(b)	10/17/22	413,021
Mitsubishi UFJ Financial Group, Inc. (Japan)
(3M USD LIBOR + 1.060%)
400,000	1.309	(a)	09/13/21	402,935
600,000	2.190		09/13/21	608,548
Mizuho Bank Ltd.(b) (Japan)
675,000	2.950		10/17/22	706,185
Mizuho Financial Group, Inc. (Japan)
(3M USD LIBOR + 1.140%)
410,000	1.389	(a)	09/13/21	413,236
(3M USD LIBOR + 0.940%)
600,000	1.164	(a)	02/28/22	605,478

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
MUFG Bank Ltd.(b) (Japan)
$800,000	2.850%		09/08/21	$ 815,590
National Australia Bank Ltd.(a)(b) (Australia)
(3M USD LIBOR + 0.890%)
250,000	1.114		01/10/22	252,132
NatWest Markets PLC(b) (United Kingdom)
1,000,000	3.625		09/29/22	1,054,529
Nordea Bank Abp(b) (Finland)
300,000	2.250		05/27/21	302,837
Royal Bank of Canada(a), MTN (Canada)
(SOFR + 0.450%)
800,000	0.532		10/26/23	800,385
Societe Generale SA(b) (France)
500,000	5.200		04/15/21	508,954
Standard Chartered PLC(a)(b) (United Kingdom)
(SOFR + 1.250%)
1,350,000	1.333		10/14/23	1,358,174
Sumitomo Mitsui Banking Corp.(b) (Japan)
500,000	3.950		01/12/22	519,716
Sumitomo Mitsui Financial Group, Inc. (Japan)
(3M USD LIBOR + 1.110%)
246,000	1.339	(a)	07/14/21	247,543
530,000	2.784		07/12/22	549,731
Toronto-Dominion Bank (The)(a), MTN (Canada)
(SOFR + 0.480%)
1,000,000	0.562		01/27/23	1,002,903
UBS Group AG (Switzerland)
(3M USD LIBOR + 1.780%)
450,000	2.004	(a)(b)	04/14/21	452,814
450,000	3.000	(b)	04/15/21	454,481
(3M USD LIBOR + 1.530%)
836,000	1.744	(a)(b)	02/01/22	849,784
Westpac Banking Corp.(a) (Australia)
(3M USD LIBOR + 0.850%)
350,000	1.081		08/19/21	352,019

				23,243,277

Consumer Cyclical – 1.7%
BMW US Capital LLC (Germany)
400,000	1.850	(b)	09/15/21	404,224

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Cyclical – (continued)
BMW US Capital LLC (Germany) – (continued)
$450,000	2.950	%(b)	04/14/22	$ 465,569
Daimler Finance North America LLC(b) (Germany)
500,000	2.850		01/06/22	512,388
Volkswagen Group of America Finance LLC(b) (Germany)
1,593,000	0.750		11/23/22	1,595,272

				2,977,453

Consumer Noncyclical – 0.9%
Bayer US Finance II LLC(b) (Germany)
900,000	3.500		06/25/21	913,285
Bayer US Finance LLC(b) (Germany)
665,000	3.000		10/08/21	679,239

				1,592,524

Energy – 0.6%
BP Capital Markets PLC (United Kingdom)
400,000	3.245		05/06/22	416,137
Enbridge, Inc.(a) (Canada)
(3M USD LIBOR + 0.500%)
550,000	0.720		02/18/22	550,117

				966,254

Food and Beverage – 0.4%
Danone SA(b) (France)
716,000	3.000		06/15/22	743,392

TOTAL FOREIGN CORPORATE DEBT (Cost $29,856,962)				$ 29,947,631

U.S. Treasury Bills – 5.4%
U.S. Treasury Bills
$3,600,000	0.092	%(c)	01/28/21	$ 3,599,540
5,950,000	0.102	(c)	03/25/21	5,948,309

TOTAL U.S. TREASURY BILLS (Cost $9,547,584)				$ 9,547,849

Municipal Debt Obligations – 1.5%
Pennsylvania – 0.2%
School District of Philadelphia (The)
$340,000	4.000%		06/30/21	$ 347,283

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)
Texas – 1.3%
State of Texas
$2,240,000	4.000%		08/26/21	$ 2,301,824

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $2,648,539)				$ 2,649,107

Certificate of Deposits – 0.9%
Bank of China Ltd. (China)
$1,000,000	0.549	%(c)	05/12/21	$ 997,360
Bayerische Landesbank (3M USD LIBOR + 0.470%) (Germany)
500,000	0.686	(c)	02/03/22	500,705

TOTAL CERTIFICATE OF DEPOSITS (Cost $1,497,569)				$ 1,498,065

Principal Amount	Dividend Rate			Value

Investment Company – 1.0%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$1,747,811	0.016%			$ 1,747,811
(Cost $1,747,811)

TOTAL INVESTMENTS – 99.3% (Cost $173,187,740)				$173,958,513

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%				1,292,055

NET ASSETS – 100.0%				$175,250,568

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2020.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted Assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations Supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2020:

ACCESS HIGH YIELD CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$162,175,771	$—
Foreign Corporate Debt	—	7,488,041	—
Investment Company	2,021,606	—	—

Total	$2,021,606	$169,663,812	$—

ACCESS INFLATION PROTECTED USD BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Inflation Indexed Bonds	$36,865,190	$—	$—

Total	$36,865,190	$—	$—

ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$21,880,897	$—
Foreign Corporate Debt	—	5,547,894	—
Investment Company	1,993	—	—

Total	$1,993	$27,428,791	$—

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$612,264,087	$—
Foreign Corporate Debt	—	133,349,199	—
Investment Company	3,142,888	—	—

Total	$3,142,888	$745,613,286	$—

ACCESS TREASURY 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Bills	$2,487,504,052	$—	$—
U.S. Treasury Notes	345,518,797	—	—

Total	$2,833,022,849	$—	$—

ACCESS U.S. AGGREGATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Notes	$42,204,529	$–	$—
Corporate Obligations	—	32,366,012	—
Mortgage-Backed Securities	—	30,940,973	—
U.S. Treasury Bonds	7,873,444	—	—
Foreign Corporate Debt	—	4,477,100	—
Foreign Debt Obligations	—	1,287,189	—
Investment Company	22,355,542	—	—

Total	$72,433,515	$69,071,274	$—

ACCESS ULTRA SHORT BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Securities	$—	$56,917,027	$—
Asset-Backed Securities	—	40,848,774	—
Corporate Obligations	—	30,802,249	—
Foreign Corporate Debt	—	29,947,631	—
U.S. Treasury Bills	9,547,849	—	—
Municipal Debt Obligations	—	2,649,107	—
Certificate of Deposit	—	1,498,065	—
Investment Company	1,747,811	—	—

Total	$11,295,660	$162,662,853	$—

For further information regarding security characteristics, see the Schedules of Investments.

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Index Risk (each Fund except the Access Ultra Short Bond ETF) — FTSE Fixed Income LLC (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data.

The FTSE Goldman Sachs Investment Grade Corporate Bond 1-5 Years Index is new and has a limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Liquidity Risk — Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial Transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s (except the Access Ultra Short Bond ETF) Index trading individually or in the aggregate at any point in time.

Tracking Error Risk (each Fund except the Access Ultra Short Bond ETF) — Tracking error is the divergence of a Fund’s Performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.